UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Spartan® Mid Cap Index Fund
Spartan® Small Cap Index Fund
(To be renamed Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund)

Institutional Class and Fidelity Advantage® Institutional Class
(Fidelity Advantage® Institutional Class to be renamed Institutional Premium Class)

Annual Report

April 30, 2016

Contents

Spartan® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2016	Past 1 year	Life of fundA
Institutional Class	(2.15)%	14.56%
Fidelity Advantage® Institutional Class	(2.13)%	14.58%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Mid Cap Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$18,803	Spartan® Mid Cap Index Fund - Institutional Class
$18,851	Russell Midcap® Index

Spartan® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 1.21% for the 12 months ending April 30, 2016. Largely range-bound until mid-August, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December, as well as a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February, then a sharp rebound in March driven by U.S. jobs gains and perceived softening in the Fed’s rate-tightening posture. April brought minimal change. For the full period, growth-oriented and larger-cap stocks fared better overall than value and smaller-cap complements. Performance was split, as five of 10 S&P 500® sectors gained ground, with a wide gap separating leaders from laggards. Investor demand for more-stable and higher-yielding investments boosted traditionally defensive, dividend-rich groups such as utilities (+14%), telecommunication services (+10%) and consumer staples (+11%) – the latter also buoyed by rising wages and low inflation. Meanwhile, energy (-14%) foundered amid commodity weakness that also hurt materials (-4%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team  For the year, the fund’s share classes delivered returns roughly in line with the -2.14% result of the benchmark Russell Midcap® Index. Several of the fund’s biggest individual detractors were information technology stocks, led by social networking companies LinkedIn (-50%) and Twitter (-62%). Shares of LinkedIn dropped sharply when revenue fell well short of analysts’ expectations and Twitter struggled to differentiate itself in an increasingly competitive business environment. The fund also was hurt by energy stocks grappling with declining commodity prices; natural gas pipeline operator Cheniere Energy and energy producer Marathon Oil were notable detractors. Elsewhere, pharmaceutical manufacturers Perrigo (-47%) and Endo (-68%) hampered results. On the positive side, the fund saw good results from a number of health care services companies, led by Cigna, which saw its shares rise last summer when news broke that the company had agreed to be acquired by Anthem. Uncertainty about whether the deal would be completed, however, ultimately caused Cigna to give back some of its gains. Another strong holding was Edwards Lifesciences, whose stock hit an all-time high in April following favorable clinical trial data. Elsewhere, a strong earnings and revenue report lifted shares of Nvidia, a maker of computer graphics processors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Southwest Airlines Co.	0.5	0.5
Aon PLC	0.5	0.4
Boston Scientific Corp.	0.5	0.4
McGraw Hill Financial, Inc.	0.5	0.4
Crown Castle International Corp.	0.5	0.5
IntercontinentalExchange, Inc.	0.5	0.5
Sysco Corp.	0.4	0.4
Pioneer Natural Resources Co.	0.4	0.3
O'Reilly Automotive, Inc.	0.4	0.5
Intuit, Inc.	0.4	0.4
	4.6

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	22.1
Consumer Discretionary	15.9	16.5
Information Technology	13.7	15.0
Industrials	12.9	12.6
Health Care	9.3	9.4
Utilities	6.6	5.8
Consumer Staples	6.3	5.8
Materials	5.9	5.7
Energy	5.2	5.0
Telecommunication Services	1.0	1.0

Spartan® Mid Cap Index Fund

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.9%
BorgWarner, Inc. (a)	58,973	$2,118,310
Delphi Automotive PLC	75,358	5,548,610
Gentex Corp.	76,907	1,233,588
Lear Corp.	19,097	2,198,638
The Goodyear Tire & Rubber Co.	70,398	2,039,430
Visteon Corp.	9,126	727,068
		13,865,644
Automobiles - 0.2%
Harley-Davidson, Inc. (a)	49,913	2,387,339
Thor Industries, Inc.	11,927	763,567
		3,150,906
Distributors - 0.4%
Genuine Parts Co.	39,718	3,811,736
LKQ Corp. (b)	79,594	2,550,988
		6,362,724
Diversified Consumer Services - 0.2%
Graham Holdings Co.	914	435,558
H&R Block, Inc.	61,302	1,240,752
Service Corp. International	52,798	1,408,123
ServiceMaster Global Holdings, Inc. (b)	27,045	1,036,364
		4,120,797
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	50,240	1,683,542
Brinker International, Inc.	15,044	696,838
Chipotle Mexican Grill, Inc. (a)(b)	8,101	3,410,278
Choice Hotels International, Inc.	9,428	477,622
Darden Restaurants, Inc. (a)	32,742	2,038,190
Domino's Pizza, Inc.	13,178	1,592,957
Dunkin' Brands Group, Inc. (a)	25,194	1,171,521
Extended Stay America, Inc. unit	15,877	248,475
Hilton Worldwide Holdings, Inc.	135,754	2,993,376
Hyatt Hotels Corp. Class A (b)	8,379	401,187
International Game Technology PLC	24,061	417,218
Marriott International, Inc. Class A (a)	51,168	3,586,365
MGM Mirage, Inc. (b)	116,550	2,482,515
Norwegian Cruise Line Holdings Ltd. (b)	34,372	1,680,447
Panera Bread Co. Class A (a)(b)	6,031	1,293,589
Royal Caribbean Cruises Ltd. (a)	44,892	3,474,641
Six Flags Entertainment Corp.	18,858	1,132,423
Starwood Hotels & Resorts Worldwide, Inc.	44,324	3,629,249
Wendy's Co.	53,622	582,335
Wyndham Worldwide Corp.	29,274	2,076,990
Wynn Resorts Ltd. (a)	21,204	1,872,313
		36,942,071
Household Durables - 1.8%
D.R. Horton, Inc.	85,865	2,581,102
Garmin Ltd. (a)	30,904	1,317,438
GoPro, Inc. Class A (a)(b)	23,599	298,291
Harman International Industries, Inc.	18,502	1,420,214
Leggett & Platt, Inc.	36,175	1,783,066
Lennar Corp.:
Class A	45,238	2,049,734
Class B	2,583	92,885
Mohawk Industries, Inc. (b)	16,105	3,102,306
Newell Brands, Inc.	117,628	5,356,779
NVR, Inc. (b)	1,062	1,764,290
PulteGroup, Inc.	89,787	1,651,183
Tempur Sealy International, Inc. (a)(b)	15,774	957,009
Toll Brothers, Inc. (b)	46,054	1,257,274
TopBuild Corp. (b)	10,395	324,532
Tupperware Brands Corp. (a)	13,017	755,897
Whirlpool Corp.	20,511	3,571,786
		28,283,786
Internet & Catalog Retail - 0.7%
Expedia, Inc.	30,853	3,571,852
Groupon, Inc. Class A (a)(b)	114,790	415,540
Liberty Interactive Corp.:
(Venture Group) Series A (b)	36,942	1,477,680
QVC Group Series A (b)	128,775	3,373,905
TripAdvisor, Inc. (b)	29,307	1,892,939
		10,731,916
Leisure Products - 0.6%
Brunswick Corp.	24,292	1,166,745
Hasbro, Inc.	29,179	2,469,711
Mattel, Inc.	88,386	2,747,921
Polaris Industries, Inc.	17,257	1,689,115
Vista Outdoor, Inc. (b)	16,621	797,476
		8,870,968
Media - 2.3%
AMC Networks, Inc. Class A (a)(b)	15,495	1,010,739
Cable One, Inc.	898	412,146
Cablevision Systems Corp. - NY Group Class A	53,018	1,770,271
Charter Communications, Inc. Class A (a)(b)	19,546	4,148,443
Cinemark Holdings, Inc.	30,506	1,057,033
Clear Channel Outdoor Holding, Inc. Class A	9,185	46,935
Discovery Communications, Inc.:
Class A (a)(b)	40,820	1,114,794
Class C (non-vtg.) (b)	66,171	1,772,059
Gannett Co., Inc.	29,980	505,163
Interpublic Group of Companies, Inc.	108,164	2,481,282
John Wiley & Sons, Inc. Class A	12,182	604,105
Liberty Broadband Corp.:
Class A (b)	6,954	398,603
Class C (b)	17,151	981,895
Liberty Media Corp.:
Liberty Braves Class A (b)	2,731	42,713
Liberty Braves Class C (b)	5,136	76,629
Liberty Media Class A (b)	6,828	124,952
Liberty Media Class C (b)	12,840	231,120
Liberty SiriusXM Class A (b)	27,312	895,014
Liberty SiriusXM Class C (b)	52,653	1,685,949
Lions Gate Entertainment Corp.	25,062	556,376
Live Nation Entertainment, Inc. (b)	38,295	822,577
MSG Network, Inc. Class A (b)	15,858	271,013
News Corp.:
Class A	99,056	1,230,276
Class B	33,562	434,964
Omnicom Group, Inc. (a)	63,676	5,283,198
Regal Entertainment Group Class A (a)	21,609	450,548
Scripps Networks Interactive, Inc. Class A (a)	23,756	1,481,187
Sirius XM Holdings, Inc. (a)(b)	557,859	2,203,543
Starz Series A (b)	22,708	617,885
Tegna, Inc.	59,438	1,388,472
The Madison Square Garden Co. (b)	5,317	834,663
Tribune Media Co. Class A	21,159	815,679
		35,750,226
Multiline Retail - 1.2%
Dillard's, Inc. Class A	5,539	390,223
Dollar General Corp.	74,753	6,123,018
Dollar Tree, Inc. (b)	60,004	4,782,919
JC Penney Corp., Inc. (a)(b)	79,318	736,071
Kohl's Corp. (a)	49,447	2,190,502
Macy's, Inc.	82,176	3,253,348
Nordstrom, Inc. (a)	33,226	1,698,845
Sears Holdings Corp. (a)(b)	3,966	64,943
		19,239,869
Specialty Retail - 3.9%
Aarons, Inc. Class A	16,616	435,505
Advance Auto Parts, Inc.	19,112	2,983,383
Armstrong Flooring, Inc. (b)	4,972	72,392
AutoNation, Inc. (a)(b)	17,895	906,382
AutoZone, Inc. (b)	8,143	6,231,268
Bed Bath & Beyond, Inc. (a)	40,597	1,916,990
Best Buy Co., Inc. (a)	72,563	2,327,821
Cabela's, Inc. Class A (b)	12,654	659,906
CarMax, Inc. (a)(b)	51,244	2,713,370
CST Brands, Inc.	19,973	754,380
Dick's Sporting Goods, Inc.	24,142	1,118,740
DSW, Inc. Class A	18,745	460,565
Foot Locker, Inc.	36,393	2,235,986
GameStop Corp. Class A (a)	27,833	912,922
Gap, Inc.	58,599	1,358,325
GNC Holdings, Inc.	19,081	464,813
L Brands, Inc.	64,543	5,053,071
Michaels Companies, Inc. (b)	16,052	456,358
Murphy U.S.A., Inc. (b)	11,018	632,654
O'Reilly Automotive, Inc. (b)	26,356	6,923,194
Office Depot, Inc. (b)	144,343	848,737
Penske Automotive Group, Inc.	10,982	429,726
Ross Stores, Inc.	107,915	6,127,414
Sally Beauty Holdings, Inc. (b)	38,236	1,200,610
Signet Jewelers Ltd.	20,871	2,265,756
Staples, Inc.	167,494	1,708,439
Tiffany & Co., Inc.	29,428	2,099,688
Tractor Supply Co.	35,705	3,379,835
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	16,764	3,491,606
Urban Outfitters, Inc. (b)	22,683	687,749
Williams-Sonoma, Inc.	23,890	1,404,254
		62,261,839
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	13,674	1,458,606
Coach, Inc.	72,261	2,909,950
Fossil Group, Inc. (b)	11,178	452,709
Hanesbrands, Inc.	104,962	3,047,047
Kate Spade & Co. (b)	33,208	854,442
lululemon athletica, Inc. (a)(b)	29,144	1,910,389
Michael Kors Holdings Ltd. (b)	48,196	2,489,805
PVH Corp.	21,556	2,060,754
Ralph Lauren Corp.	15,536	1,448,111
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	32,333	1,068,606
Under Armour, Inc. (b)	46,664	1,903,891
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	46,539	2,044,924
		21,649,234

TOTAL CONSUMER DISCRETIONARY		251,229,980

CONSUMER STAPLES - 6.3%
Beverages - 1.7%
Brown-Forman Corp.:
Class A	7,219	748,682
Class B (non-vtg.)	30,438	2,931,788
Coca-Cola Enterprises, Inc.	60,787	3,190,102
Constellation Brands, Inc. Class A (sub. vtg.)	42,717	6,666,415
Dr. Pepper Snapple Group, Inc.	50,040	4,549,136
Molson Coors Brewing Co. Class B	41,230	3,942,825
Monster Beverage Corp.	39,047	5,631,358
		27,660,306
Food & Staples Retailing - 0.8%
Manitowoc Foodservice, Inc. (b)	35,764	536,818
Rite Aid Corp. (b)	257,699	2,074,477
Sprouts Farmers Market LLC (a)(b)	40,220	1,128,975
Sysco Corp.	154,956	7,138,823
Whole Foods Market, Inc.	85,962	2,499,775
		13,378,868
Food Products - 2.9%
Blue Buffalo Pet Products, Inc. (a)(b)	10,475	259,361
Bunge Ltd.	37,397	2,337,313
Campbell Soup Co.	45,587	2,813,174
ConAgra Foods, Inc.	111,517	4,969,198
Flowers Foods, Inc.	45,238	866,760
Hormel Foods Corp.	70,026	2,699,502
Ingredion, Inc.	18,595	2,140,099
Kellogg Co.	65,218	5,009,395
McCormick & Co., Inc. (non-vtg.)	33,398	3,132,064
Mead Johnson Nutrition Co. Class A	48,643	4,239,237
Pilgrim's Pride Corp. (a)	16,443	442,481
Pinnacle Foods, Inc.	30,416	1,295,417
The Hain Celestial Group, Inc. (a)(b)	26,972	1,129,048
The Hershey Co.	38,068	3,544,511
The J.M. Smucker Co.	31,208	3,962,792
Tyson Foods, Inc. Class A	76,981	5,066,889
WhiteWave Foods Co. (b)	45,535	1,830,962
		45,738,203
Household Products - 0.6%
Church & Dwight Co., Inc.	34,197	3,170,062
Clorox Co.	34,244	4,288,376
Energizer Holdings, Inc.	16,379	712,323
Spectrum Brands Holdings, Inc.	6,607	750,555
		8,921,316
Personal Products - 0.3%
Avon Products, Inc.	111,964	527,350
Coty, Inc. Class A (a)	20,013	608,395
Edgewell Personal Care Co. (b)	16,287	1,336,674
Herbalife Ltd. (a)(b)	19,207	1,113,046
Nu Skin Enterprises, Inc. Class A (a)	15,053	613,711
		4,199,176

TOTAL CONSUMER STAPLES		99,897,869

ENERGY - 5.2%
Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc. (a)	16,939	410,940
Dril-Quip, Inc. (b)	10,242	663,886
Ensco PLC Class A	78,480	938,621
FMC Technologies, Inc. (b)	60,310	1,838,852
Frank's International NV (a)	8,417	140,143
Helmerich & Payne, Inc.	25,217	1,667,348
Nabors Industries Ltd.	73,448	719,790
National Oilwell Varco, Inc. (a)	101,382	3,653,807
Noble Corp. (a)	63,787	716,328
Oceaneering International, Inc.	25,715	942,455
Patterson-UTI Energy, Inc.	38,500	760,375
Rowan Companies PLC	32,185	605,400
RPC, Inc. (a)	14,517	219,497
Seadrill Ltd.(a)(b)	97,843	467,690
Superior Energy Services, Inc.	39,545	666,729
Weatherford International Ltd. (b)	232,427	1,889,632
		16,301,493
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (b)	18,514	523,946
Cabot Oil & Gas Corp.	121,486	2,842,772
California Resources Corp.	104,048	228,906
Cheniere Energy, Inc. (b)	61,731	2,400,101
Chesapeake Energy Corp.	153,527	1,054,730
Cimarex Energy Co.	24,771	2,697,066
Cobalt International Energy, Inc. (b)	98,250	317,348
Columbia Pipeline Group, Inc.	104,580	2,679,340
Concho Resources, Inc. (b)	33,739	3,919,460
CONSOL Energy, Inc. (a)	59,343	893,112
Continental Resources, Inc. (a)(b)	22,284	830,302
CVR Energy, Inc. (a)	3,776	91,681
Denbury Resources, Inc. (a)	92,825	358,305
Diamondback Energy, Inc. (a)	18,590	1,609,522
Energen Corp.	24,586	1,044,659
EP Energy Corp. (b)	7,297	35,828
EQT Corp.	39,855	2,793,836
Golar LNG Ltd. (a)	23,046	382,103
Gulfport Energy Corp. (b)	32,405	1,014,277
Hess Corp.	72,098	4,298,483
HollyFrontier Corp.	47,538	1,692,353
Kosmos Energy Ltd. (b)	40,869	264,831
Laredo Petroleum, Inc. (a)(b)	32,692	398,189
Marathon Oil Corp.	220,386	3,105,239
Memorial Resource Development Corp. (b)	22,461	293,790
Murphy Oil Corp.	46,438	1,659,694
Newfield Exploration Co. (b)	51,519	1,867,564
Noble Energy, Inc.	112,092	4,047,642
ONEOK, Inc.	54,239	1,960,740
PBF Energy, Inc. Class A	25,197	810,839
Pioneer Natural Resources Co.	42,183	7,006,596
QEP Resources, Inc.	55,708	998,844
Range Resources Corp. (a)	43,909	1,936,826
Rice Energy, Inc. (b)	21,791	377,202
SM Energy Co.	17,605	548,572
Southwestern Energy Co. (a)(b)	99,755	1,339,710
Targa Resources Corp.	41,888	1,694,788
Teekay Corp.	13,250	148,400
Tesoro Corp.	32,894	2,621,323
Whiting Petroleum Corp. (a)(b)	53,798	645,576
World Fuel Services Corp.	18,699	873,804
WPX Energy, Inc. (b)	62,313	601,944
		64,910,243

TOTAL ENERGY		81,211,736

FINANCIALS - 22.8%
Banks - 3.1%
Associated Banc-Corp.	40,236	733,905
Bank of Hawaii Corp.	11,290	772,349
BankUnited, Inc.	26,835	925,808
BOK Financial Corp. (a)	7,381	444,189
CIT Group, Inc.	45,294	1,565,814
Citizens Financial Group, Inc.	81,793	1,868,970
Comerica, Inc.	46,670	2,072,148
Commerce Bancshares, Inc.	22,646	1,060,286
Cullen/Frost Bankers, Inc. (a)	14,141	904,883
East West Bancorp, Inc.	37,555	1,407,937
Fifth Third Bancorp	210,954	3,862,568
First Horizon National Corp.	61,150	860,992
First Niagara Financial Group, Inc.	92,935	981,394
First Republic Bank	37,203	2,616,115
Huntington Bancshares, Inc.	210,535	2,117,982
KeyCorp	221,758	2,725,406
M&T Bank Corp.	41,593	4,921,284
PacWest Bancorp	29,381	1,174,652
Peoples United Financial, Inc.	80,372	1,245,766
Popular, Inc.	27,140	806,601
Regions Financial Corp.	349,637	3,279,595
Signature Bank (b)	13,231	1,823,629
SunTrust Banks, Inc.	134,497	5,613,905
SVB Financial Group (b)	13,342	1,391,304
Synovus Financial Corp.	32,844	1,023,419
TCF Financial Corp.	44,712	609,872
Zions Bancorporation	53,024	1,459,220
		48,269,993
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (b)	14,338	2,442,048
Ameriprise Financial, Inc.	43,877	4,207,804
Artisan Partners Asset Management, Inc.	9,502	307,010
E*TRADE Financial Corp. (b)	76,022	1,914,234
Eaton Vance Corp. (non-vtg.)	30,509	1,053,476
Federated Investors, Inc. Class B (non-vtg.)	24,610	777,676
Interactive Brokers Group, Inc.	14,837	563,806
Invesco Ltd.	112,349	3,483,942
Lazard Ltd. Class A	32,963	1,188,316
Legg Mason, Inc.	25,475	818,002
LPL Financial (a)	20,093	530,455
Northern Trust Corp.	60,840	4,324,507
NorthStar Asset Management Group, Inc.	50,729	631,069
Raymond James Financial, Inc.	33,217	1,732,931
SEI Investments Co.	36,569	1,758,238
T. Rowe Price Group, Inc.	68,064	5,124,539
TD Ameritrade Holding Corp.	69,499	2,073,155
Waddell & Reed Financial, Inc. Class A	21,642	440,198
		33,371,406
Consumer Finance - 0.8%
Ally Financial, Inc. (a)(b)	125,498	2,235,119
Credit Acceptance Corp. (a)(b)	2,184	428,654
LendingClub Corp. (a)(b)	16,550	130,745
Navient Corp.	90,203	1,233,075
OneMain Holdings, Inc. (b)	13,512	429,952
Santander Consumer U.S.A. Holdings, Inc. (b)	23,172	305,175
SLM Corp. (b)	111,283	753,386
Synchrony Financial (b)	217,463	6,647,844
		12,163,950
Diversified Financial Services - 1.9%
CBOE Holdings, Inc.	21,665	1,342,363
FactSet Research Systems, Inc.	10,855	1,636,391
IntercontinentalExchange, Inc.	30,550	7,332,917
Leucadia National Corp.	85,704	1,429,543
McGraw Hill Financial, Inc.	71,469	7,636,463
Moody's Corp.	46,320	4,433,750
Morningstar, Inc.	4,892	407,014
MSCI, Inc. Class A	26,826	2,037,166
The NASDAQ OMX Group, Inc.	30,355	1,873,207
Voya Financial, Inc.	52,532	1,705,714
		29,834,528
Insurance - 4.5%
Alleghany Corp. (b)	4,167	2,172,174
Allied World Assurance Co. Holdings AG	23,416	833,141
American Financial Group, Inc.	17,990	1,243,289
American National Insurance Co.	1,964	228,060
AmTrust Financial Services, Inc.	21,577	536,188
Aon PLC	73,610	7,737,883
Arch Capital Group Ltd. (b)	32,485	2,289,868
Arthur J. Gallagher & Co.	43,779	2,015,585
Aspen Insurance Holdings Ltd.	16,180	749,943
Assurant, Inc.	16,556	1,400,141
Assured Guaranty Ltd.	36,636	947,773
Axis Capital Holdings Ltd.	24,603	1,310,602
Brown & Brown, Inc.	30,431	1,068,432
Cincinnati Financial Corp.	42,990	2,837,770
CNA Financial Corp.	7,123	225,087
Endurance Specialty Holdings Ltd.	16,350	1,046,073
Erie Indemnity Co. Class A	6,389	603,058
Everest Re Group Ltd.	11,650	2,154,085
FNF Group	73,498	2,344,586
Genworth Financial, Inc. Class A (b)	130,770	448,541
Hanover Insurance Group, Inc.	11,439	981,009
Hartford Financial Services Group, Inc.	103,565	4,596,215
Lincoln National Corp.	62,131	2,699,592
Loews Corp.	74,186	2,943,700
Markel Corp. (b)	3,639	3,271,861
Mercury General Corp.	7,042	372,522
Old Republic International Corp.	68,013	1,257,560
Principal Financial Group, Inc.	76,928	3,283,287
ProAssurance Corp.	14,471	690,701
Progressive Corp.	153,497	5,004,002
Reinsurance Group of America, Inc.	17,196	1,637,403
RenaissanceRe Holdings Ltd.	11,199	1,242,081
Torchmark Corp.	32,812	1,899,487
Unum Group	65,007	2,223,889
Validus Holdings Ltd.	22,279	1,026,839
W.R. Berkley Corp.	25,303	1,416,968
White Mountains Insurance Group Ltd.	1,487	1,234,210
XL Group PLC Class A	80,041	2,619,742
		70,593,347
Real Estate Investment Trusts - 9.9%
Alexandria Real Estate Equities, Inc.	18,753	1,743,091
American Campus Communities, Inc.	33,879	1,516,085
American Capital Agency Corp.	86,606	1,590,952
American Homes 4 Rent Class A	53,049	839,235
Annaly Capital Management, Inc.	247,927	2,583,399
Apartment Investment & Management Co. Class A	40,699	1,630,402
Apple Hospitality (REIT), Inc. (a)	45,509	861,485
AvalonBay Communities, Inc.	34,525	6,103,675
Boston Properties, Inc.	39,974	5,151,050
Brandywine Realty Trust (SBI)	47,258	706,507
Brixmor Property Group, Inc.	45,321	1,144,355
Camden Property Trust (SBI)	22,692	1,831,925
Care Capital Properties, Inc.	21,775	580,739
CBL & Associates Properties, Inc.	42,810	500,021
Chimera Investment Corp.	49,723	706,067
Columbia Property Trust, Inc.	33,020	736,346
Communications Sales & Leasing, Inc.	31,742	737,367
Corporate Office Properties Trust (SBI)	25,025	642,642
Corrections Corp. of America	30,293	921,513
Crown Castle International Corp.	87,180	7,574,198
DDR Corp.	79,048	1,383,340
Digital Realty Trust, Inc.	38,235	3,363,915
Douglas Emmett, Inc.	38,322	1,243,549
Duke Realty LP	89,947	1,967,141
Empire State Realty Trust, Inc.	29,012	537,012
Equinix, Inc.	17,865	5,901,703
Equity Commonwealth (b)	33,666	939,618
Equity Lifestyle Properties, Inc. (a)	21,915	1,500,958
Essex Property Trust, Inc.	17,054	3,759,554
Extra Space Storage, Inc.	32,091	2,726,130
Federal Realty Investment Trust (SBI)	17,954	2,730,444
Forest City Realty Trust, Inc.	57,218	1,188,990
Four Corners Property Trust, Inc.	15,163	269,143
Gaming & Leisure Properties	42,155	1,382,262
General Growth Properties, Inc.	150,596	4,221,206
HCP, Inc.	120,442	4,074,553
Healthcare Trust of America, Inc.	35,165	1,015,917
Hospitality Properties Trust (SBI)	38,891	995,221
Host Hotels & Resorts, Inc.	197,964	3,131,790
Iron Mountain, Inc. (a)	68,823	2,514,104
Kilroy Realty Corp.	22,948	1,487,260
Kimco Realty Corp.	107,708	3,028,749
Lamar Advertising Co. Class A	21,135	1,311,215
Liberty Property Trust (SBI)	39,023	1,361,903
MFA Financial, Inc.	97,778	675,646
Mid-America Apartment Communities, Inc.	19,668	1,882,424
National Retail Properties, Inc.	36,952	1,617,020
NorthStar Realty Europe Corp.	16,520	197,084
NorthStar Realty Finance Corp.	47,823	611,656
Omega Healthcare Investors, Inc.	47,514	1,604,548
Outfront Media, Inc.	36,068	782,315
Paramount Group, Inc.	46,940	783,898
Piedmont Office Realty Trust, Inc. Class A	38,424	765,022
Post Properties, Inc.	14,159	812,160
Prologis, Inc.	136,725	6,208,682
Rayonier, Inc.	33,290	821,597
Realty Income Corp.	65,219	3,860,965
Regency Centers Corp.	24,679	1,818,842
Retail Properties America, Inc.	61,462	982,777
Senior Housing Properties Trust (SBI)	61,838	1,087,112
SL Green Realty Corp.	26,081	2,740,591
Spirit Realty Capital, Inc.	124,597	1,424,144
Starwood Property Trust, Inc.	62,588	1,211,704
Tanger Factory Outlet Centers, Inc.	24,862	872,159
Taubman Centers, Inc.	16,207	1,125,576
The Macerich Co.	38,914	2,960,577
Two Harbors Investment Corp.	89,896	703,886
UDR, Inc.	67,351	2,351,897
Ventas, Inc.	86,343	5,363,627
VEREIT, Inc.	235,816	2,094,046
Vornado Realty Trust	49,102	4,700,534
Weingarten Realty Investors (SBI)	32,413	1,196,688
Welltower, Inc.	91,494	6,351,513
Weyerhaeuser Co.	208,494	6,696,827
WP Carey, Inc. (a)	27,302	1,667,879
WP Glimcher, Inc.	49,261	516,748
		156,626,875
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	74,441	2,205,687
Howard Hughes Corp. (b)	10,456	1,099,658
Jones Lang LaSalle, Inc.	11,687	1,345,992
Realogy Holdings Corp. (b)	38,199	1,365,232
		6,016,569
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	126,583	1,902,542
TFS Financial Corp.	17,330	310,207
		2,212,749

TOTAL FINANCIALS		359,089,417

HEALTH CARE - 9.3%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (a)(b)	6,775	331,636
Alkermes PLC (b)	38,668	1,537,053
Alnylam Pharmaceuticals, Inc. (b)	19,392	1,300,040
BioMarin Pharmaceutical, Inc. (b)	41,875	3,545,975
bluebird bio, Inc. (b)	9,166	406,512
Incyte Corp. (b)	40,894	2,955,409
Intercept Pharmaceuticals, Inc. (a)(b)	4,218	635,821
Intrexon Corp. (a)(b)	12,505	334,259
Ionis Pharmaceuticals, Inc.(a)(b)	31,244	1,280,067
Juno Therapeutics, Inc. (a)(b)	2,962	124,671
Medivation, Inc. (b)	41,088	2,374,886
Opko Health, Inc. (a)(b)	78,793	847,025
Puma Biotechnology, Inc. (a)(b)	6,806	208,876
Seattle Genetics, Inc. (a)(b)	27,318	969,243
United Therapeutics Corp. (a)(b)	12,057	1,268,396
		18,119,869
Health Care Equipment & Supplies - 3.5%
Alere, Inc. (b)	22,377	872,703
Align Technology, Inc. (b)	20,951	1,512,453
Boston Scientific Corp. (b)	350,011	7,672,241
C.R. Bard, Inc.	19,418	4,119,917
Dentsply Sirona, Inc.	62,883	3,747,827
DexCom, Inc. (b)	20,658	1,329,962
Edwards Lifesciences Corp. (b)	56,180	5,966,878
Hill-Rom Holdings, Inc.	14,830	717,031
Hologic, Inc. (b)	63,986	2,149,290
IDEXX Laboratories, Inc. (a)(b)	24,476	2,064,551
Intuitive Surgical, Inc. (b)	9,632	6,033,100
ResMed, Inc.	36,700	2,047,860
St. Jude Medical, Inc.	73,391	5,592,394
Teleflex, Inc.	10,868	1,693,017
The Cooper Companies, Inc.	12,604	1,929,420
Varian Medical Systems, Inc. (b)	26,014	2,111,817
Zimmer Biomet Holdings, Inc.	44,473	5,148,639
		54,709,100
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(b)	15,633	987,849
AmerisourceBergen Corp.	53,613	4,562,466
Brookdale Senior Living, Inc. (b)	48,215	890,049
Centene Corp. (b)	43,667	2,705,607
Community Health Systems, Inc. (b)	30,898	589,534
DaVita HealthCare Partners, Inc. (b)	46,044	3,402,652
Envision Healthcare Holdings, Inc. (b)	48,835	1,105,136
Henry Schein, Inc. (b)	21,857	3,687,276
Laboratory Corp. of America Holdings (b)	26,204	3,283,885
LifePoint Hospitals, Inc. (b)	11,565	781,331
MEDNAX, Inc. (b)	24,299	1,732,276
Patterson Companies, Inc.	22,264	965,144
Premier, Inc. (b)	9,875	333,874
Quest Diagnostics, Inc.	37,546	2,822,333
Tenet Healthcare Corp. (b)	26,008	824,194
Universal Health Services, Inc. Class B	23,964	3,203,508
VCA, Inc. (b)	21,456	1,351,084
		33,228,198
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	47,508	636,607
athenahealth, Inc. (a)(b)	10,043	1,338,732
Cerner Corp. (b)	78,145	4,387,060
IMS Health Holdings, Inc. (b)	34,637	922,730
Inovalon Holdings, Inc. Class A (a)(b)	6,171	105,524
Veeva Systems, Inc. Class A (b)	18,409	506,432
		7,897,085
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	87,081	3,563,355
Bio-Rad Laboratories, Inc. Class A (b)	5,366	761,167
Bio-Techne Corp.	9,625	896,858
Bruker Corp.	28,825	815,748
Charles River Laboratories International, Inc. (b)	12,256	971,533
Mettler-Toledo International, Inc. (b)	7,330	2,623,774
PerkinElmer, Inc.	29,444	1,484,566
QIAGEN NV (b)	60,440	1,357,482
Quintiles Transnational Holdings, Inc. (b)	20,633	1,425,121
VWR Corp. (b)	7,946	211,681
Waters Corp. (b)	21,689	2,823,040
		16,934,325
Pharmaceuticals - 1.0%
Akorn, Inc. (b)	20,813	529,691
Endo International PLC (b)	58,770	1,586,790
Jazz Pharmaceuticals PLC (b)	15,881	2,393,267
Mallinckrodt PLC (b)	30,550	1,909,986
Perrigo Co. PLC (a)	38,189	3,691,731
Zoetis, Inc. Class A	130,680	6,145,880
		16,257,345

TOTAL HEALTH CARE		147,145,922

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	27,702	1,347,148
BWX Technologies, Inc.	27,657	923,467
Hexcel Corp.	25,322	1,146,327
Huntington Ingalls Industries, Inc.	12,754	1,846,397
L-3 Communications Holdings, Inc.	20,291	2,668,875
Orbital ATK, Inc.	15,764	1,371,468
Rockwell Collins, Inc.	34,502	3,042,731
Spirit AeroSystems Holdings, Inc. Class A (b)	34,509	1,627,099
Textron, Inc.	72,556	2,806,466
TransDigm Group, Inc. (a)(b)	13,909	3,169,444
Triumph Group, Inc.	12,852	464,985
		20,414,407
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	38,104	2,704,241
Expeditors International of Washington, Inc.	50,120	2,486,453
		5,190,694
Airlines - 1.1%
Alaska Air Group, Inc.	33,932	2,389,831
Copa Holdings SA Class A (a)	8,633	550,354
JetBlue Airways Corp. (b)	82,262	1,627,965
Southwest Airlines Co.	174,300	7,775,520
Spirit Airlines, Inc. (b)	18,914	830,892
United Continental Holdings, Inc. (b)	93,696	4,292,214
		17,466,776
Building Products - 0.8%
A.O. Smith Corp.	19,281	1,488,879
Allegion PLC	24,888	1,628,920
Armstrong World Industries, Inc. (b)	10,425	425,444
Fortune Brands Home & Security, Inc.	41,497	2,299,349
GCP Applied Technologies, Inc. (b)	18,699	413,809
Lennox International, Inc.	10,513	1,418,729
Masco Corp.	91,199	2,800,721
Owens Corning	30,600	1,409,742
USG Corp. (b)	24,026	648,942
		12,534,535
Commercial Services & Supplies - 1.4%
ADT Corp.	44,277	1,858,748
Cintas Corp.	23,485	2,108,483
Clean Harbors, Inc. (a)(b)	15,420	761,748
Copart, Inc. (b)	29,317	1,255,940
Covanta Holding Corp.	29,585	481,052
KAR Auction Services, Inc.	37,031	1,392,366
Pitney Bowes, Inc.	50,387	1,056,615
R.R. Donnelley & Sons Co.	54,608	950,179
Republic Services, Inc.	63,268	2,978,025
Rollins, Inc.	25,112	674,759
Stericycle, Inc. (b)	22,226	2,123,917
Tyco International Ltd.	109,790	4,229,111
Waste Connections, Inc.	32,286	2,172,202
		22,043,145
Construction & Engineering - 0.5%
AECOM (b)	39,554	1,285,109
Chicago Bridge & Iron Co. NV	25,399	1,022,310
Fluor Corp.	36,215	1,979,512
Jacobs Engineering Group, Inc. (b)	32,816	1,462,937
KBR, Inc.	37,939	590,331
Quanta Services, Inc. (b)	39,901	946,452
Valmont Industries, Inc.	6,201	870,496
		8,157,147
Electrical Equipment - 0.8%
Acuity Brands, Inc.	11,342	2,766,200
AMETEK, Inc.	63,030	3,031,113
Babcock & Wilcox Enterprises, Inc. (b)	14,043	320,883
Hubbell, Inc. Class B	15,059	1,592,640
Regal Beloit Corp.	11,799	760,092
Rockwell Automation, Inc.	35,067	3,979,052
SolarCity Corp. (a)(b)	15,400	466,928
		12,916,908
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	16,927	1,724,861
Roper Technologies, Inc.	26,198	4,613,206
		6,338,067
Machinery - 3.3%
AGCO Corp.	18,380	982,779
Allison Transmission Holdings, Inc.	43,651	1,257,585
Colfax Corp. (a)(b)	26,322	853,622
Crane Co.	12,676	704,405
Donaldson Co., Inc.	35,894	1,173,016
Dover Corp.	42,005	2,759,729
Flowserve Corp.	35,018	1,709,229
Graco, Inc.	14,440	1,131,952
IDEX Corp.	20,454	1,675,183
Ingersoll-Rand PLC	69,037	4,524,685
ITT Corp.	23,423	898,741
Joy Global, Inc. (a)	25,049	533,544
Kennametal, Inc.	21,074	492,710
Lincoln Electric Holdings, Inc.	18,569	1,163,719
Manitowoc Co., Inc. (a)	37,377	213,049
Middleby Corp. (a)(b)	14,896	1,633,197
Nordson Corp.	14,979	1,149,339
Oshkosh Corp.	19,141	935,038
PACCAR, Inc.	92,433	5,445,228
Parker Hannifin Corp.	36,187	4,198,416
Pentair PLC (a)	46,765	2,716,111
Snap-On, Inc.	15,107	2,406,243
SPX Corp.	10,816	174,138
SPX Flow, Inc. (b)	10,837	324,677
Stanley Black & Decker, Inc.	40,072	4,484,858
Terex Corp.	27,407	654,753
Timken Co.	18,778	669,060
Toro Co.	14,516	1,254,908
Trinity Industries, Inc.	40,255	785,375
WABCO Holdings, Inc. (b)	14,219	1,594,803
Wabtec Corp.	23,390	1,939,733
Xylem, Inc.	47,318	1,976,946
		52,416,771
Marine - 0.1%
Kirby Corp. (a)(b)	14,471	923,539
Professional Services - 1.2%
Dun & Bradstreet Corp.	9,445	1,042,822
Equifax, Inc.	31,047	3,733,402
IHS, Inc. Class A (b)	17,908	2,205,907
Manpower, Inc.	19,129	1,473,507
Nielsen Holdings PLC	96,079	5,009,559
Robert Half International, Inc.	35,112	1,345,141
TransUnion Holding Co., Inc.	8,665	259,517
Verisk Analytics, Inc. (b)	44,086	3,420,192
		18,490,047
Road & Rail - 0.7%
AMERCO	1,904	670,208
Avis Budget Group, Inc. (b)	26,327	660,808
Genesee & Wyoming, Inc. Class A (b)	14,847	966,688
Hertz Global Holdings, Inc. (b)	97,486	902,720
J.B. Hunt Transport Services, Inc.	24,009	1,989,866
Kansas City Southern	28,923	2,740,454
Landstar System, Inc.	11,708	767,459
Old Dominion Freight Lines, Inc. (a)(b)	18,236	1,204,488
Ryder System, Inc.	13,967	962,606
		10,865,297
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	26,968	821,985
Fastenal Co. (a)	76,700	3,588,793
GATX Corp. (a)	10,712	492,109
HD Supply Holdings, Inc. (b)	44,386	1,521,552
MSC Industrial Direct Co., Inc. Class A	12,349	957,048
Now, Inc. (a)(b)	28,412	513,121
United Rentals, Inc. (b)	23,680	1,584,902
W.W. Grainger, Inc.	16,376	3,840,500
Watsco, Inc.	6,746	907,135
WESCO International, Inc. (a)(b)	11,615	682,846
		14,909,991
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	18,085	1,273,003

TOTAL INDUSTRIALS		203,940,327

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)(b)	8,857	590,053
Arris International PLC (b)	47,959	1,092,026
Brocade Communications Systems, Inc.	109,770	1,054,890
CommScope Holding Co., Inc. (b)	27,453	834,846
EchoStar Holding Corp. Class A (b)	11,457	468,820
F5 Networks, Inc. (b)	18,683	1,957,044
Harris Corp.	32,373	2,590,164
Juniper Networks, Inc.	103,499	2,421,877
Lumentum Holdings, Inc. (b)	11,993	303,423
Motorola Solutions, Inc.	46,127	3,468,289
Palo Alto Networks, Inc. (b)	20,024	3,021,021
Viavi Solutions, Inc. (b)	60,049	390,919
		18,193,372
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	80,646	4,502,466
Arrow Electronics, Inc. (b)	24,907	1,546,725
Avnet, Inc.	35,540	1,461,405
CDW Corp.	34,272	1,319,472
Cognex Corp.	22,619	803,653
Dolby Laboratories, Inc. Class A	13,105	623,929
Fitbit, Inc. (a)	11,424	208,488
FLIR Systems, Inc.	36,685	1,108,254
Ingram Micro, Inc. Class A	38,594	1,348,860
IPG Photonics Corp. (b)	8,939	774,743
Jabil Circuit, Inc.	50,178	871,090
Keysight Technologies, Inc. (b)	44,281	1,154,848
National Instruments Corp.	29,259	806,671
Trimble Navigation Ltd. (b)	67,929	1,626,900
VeriFone Systems, Inc. (b)	29,808	848,336
Zebra Technologies Corp. Class A (a)(b)	13,405	838,617
		19,844,457
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (b)	46,429	2,367,415
CoStar Group, Inc. (b)	8,455	1,668,256
GoDaddy, Inc. (b)	6,435	195,431
IAC/InterActiveCorp	19,240	891,582
LinkedIn Corp. Class A (b)	28,555	3,578,227
Match Group, Inc. (a)(b)	8,476	96,626
Pandora Media, Inc. (a)(b)	56,089	556,964
Rackspace Hosting, Inc. (a)(b)	30,291	692,755
Twitter, Inc. (b)	148,219	2,166,962
VeriSign, Inc. (a)(b)	25,457	2,199,485
Yelp, Inc. (b)	16,869	354,249
Zillow Group, Inc.:
Class A (a)(b)	11,547	288,906
Class C (a)(b)	22,781	547,655
		15,604,513
IT Services - 3.3%
Alliance Data Systems Corp. (b)	16,200	3,293,622
Amdocs Ltd.	40,230	2,274,604
Black Knight Financial Services, Inc. Class A	5,627	179,951
Booz Allen Hamilton Holding Corp. Class A	26,542	731,763
Broadridge Financial Solutions, Inc.	31,179	1,865,751
Computer Sciences Corp.	36,296	1,202,486
CoreLogic, Inc. (b)	23,667	839,705
CSRA, Inc.	35,894	931,808
DST Systems, Inc.	9,115	1,099,998
Fidelity National Information Services, Inc.	73,936	4,864,989
First Data Corp. Class A (b)	47,128	536,788
Fiserv, Inc. (b)	58,308	5,697,858
FleetCor Technologies, Inc. (b)	23,956	3,705,514
Gartner, Inc. Class A (b)	21,705	1,892,025
Genpact Ltd. (b)	41,616	1,160,670
Global Payments, Inc.	41,091	2,965,948
Jack Henry & Associates, Inc.	21,469	1,739,633
Leidos Holdings, Inc. (a)	17,321	859,295
Paychex, Inc.	84,748	4,417,066
Sabre Corp.	29,528	854,836
Square, Inc. (a)(b)	8,661	128,962
Teradata Corp. (a)(b)	34,783	880,010
The Western Union Co. (a)	135,143	2,702,860
Total System Services, Inc.	43,096	2,203,929
Vantiv, Inc. (b)	37,416	2,040,669
WEX, Inc. (b)	10,030	947,735
Xerox Corp.	264,883	2,542,877
		52,561,352
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	81,732	4,603,146
Applied Materials, Inc.	299,939	6,139,751
Cree, Inc. (a)(b)	27,041	662,775
Cypress Semiconductor Corp. (a)	81,131	732,613
First Solar, Inc. (b)	19,768	1,103,845
KLA-Tencor Corp.	41,737	2,919,086
Lam Research Corp.	41,311	3,156,160
Linear Technology Corp.	62,563	2,782,802
Marvell Technology Group Ltd.	118,399	1,181,622
Maxim Integrated Products, Inc.	74,239	2,651,817
Microchip Technology, Inc. (a)	57,238	2,781,194
NVIDIA Corp.	140,547	4,993,635
ON Semiconductor Corp. (b)	112,783	1,068,055
Qorvo, Inc. (b)	36,971	1,664,804
Skyworks Solutions, Inc.	49,853	3,331,177
SunPower Corp. (a)(b)	14,486	291,748
Teradyne, Inc.	56,196	1,062,666
Xilinx, Inc.	67,518	2,908,675
		44,035,571
Software - 3.5%
Activision Blizzard, Inc.	131,830	4,544,180
ANSYS, Inc. (b)	23,408	2,124,744
Atlassian Corp. PLC (a)	6,452	149,493
Autodesk, Inc. (b)	59,406	3,553,667
CA Technologies, Inc.	77,849	2,309,001
Cadence Design Systems, Inc. (b)	76,542	1,775,009
CDK Global, Inc.	41,856	1,991,090
Citrix Systems, Inc. (b)	41,856	3,425,495
Electronic Arts, Inc. (b)	82,141	5,080,421
FireEye, Inc. (b)	36,124	626,751
Fortinet, Inc. (b)	37,411	1,216,232
Intuit, Inc.	67,076	6,767,298
NetSuite, Inc. (a)(b)	10,445	846,463
Nuance Communications, Inc. (b)	66,256	1,138,278
Parametric Technology Corp. (b)	30,145	1,099,087
Red Hat, Inc. (b)	47,836	3,509,727
ServiceNow, Inc. (a)(b)	40,224	2,875,212
Splunk, Inc. (a)(b)	34,514	1,794,038
SS&C Technologies Holdings, Inc. (a)	21,221	1,297,664
Symantec Corp.	177,730	2,958,316
Synopsys, Inc. (b)	40,473	1,923,277
Tableau Software, Inc. (b)	12,953	669,670
Ultimate Software Group, Inc. (a)(b)	7,437	1,462,040
Workday, Inc. Class A (a)(b)	27,680	2,075,446
Zynga, Inc. (b)	190,296	452,904
		55,665,503
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)(b)	28,802	509,507
Lexmark International, Inc. Class A	15,860	612,196
NCR Corp. (b)	34,367	999,736
NetApp, Inc.	77,012	1,820,564
SanDisk Corp.	54,254	4,076,103
Western Digital Corp.	58,836	2,404,333
		10,422,439

TOTAL INFORMATION TECHNOLOGY		216,327,207

MATERIALS - 5.9%
Chemicals - 2.4%
Airgas, Inc.	17,793	2,534,435
Albemarle Corp. U.S.	29,394	1,944,707
Ashland, Inc.	16,590	1,851,444
Axalta Coating Systems (b)	26,203	745,999
Cabot Corp.	16,498	804,937
Celanese Corp. Class A	40,065	2,832,596
CF Industries Holdings, Inc.	61,432	2,031,556
Eastman Chemical Co.	38,821	2,965,148
FMC Corp.	34,837	1,507,049
Huntsman Corp.	53,411	840,689
International Flavors & Fragrances, Inc.	21,179	2,530,255
NewMarket Corp.	2,206	895,768
Platform Specialty Products Corp. (a)(b)	35,104	361,571
RPM International, Inc.	34,921	1,764,558
Sherwin-Williams Co.	21,140	6,073,733
The Mosaic Co. (a)	90,637	2,536,930
The Scotts Miracle-Gro Co. Class A	11,708	828,692
Valspar Corp.	21,146	2,256,067
W.R. Grace & Co.	18,930	1,451,552
Westlake Chemical Corp.	10,486	526,292
		37,283,978
Construction Materials - 0.5%
Eagle Materials, Inc.	13,026	965,487
Martin Marietta Materials, Inc. (a)	16,569	2,803,972
Vulcan Materials Co.	34,711	3,735,945
		7,505,404
Containers & Packaging - 1.5%
Aptargroup, Inc.	16,266	1,236,216
Avery Dennison Corp.	23,813	1,729,062
Ball Corp. (a)	36,051	2,573,320
Bemis Co., Inc.	25,318	1,270,457
Crown Holdings, Inc. (b)	36,494	1,932,722
Graphic Packaging Holding Co.	86,334	1,146,516
International Paper Co.	109,470	4,736,767
Owens-Illinois, Inc. (b)	42,142	777,941
Packaging Corp. of America	25,708	1,667,935
Sealed Air Corp.	51,680	2,447,565
Silgan Holdings, Inc.	10,660	540,888
Sonoco Products Co.	26,250	1,230,863
WestRock Co.	68,306	2,858,606
		24,148,858
Metals & Mining - 1.5%
Alcoa, Inc.	341,811	3,818,029
Allegheny Technologies, Inc. (a)	28,446	464,808
Compass Minerals International, Inc.	8,904	667,444
Freeport-McMoRan, Inc. (a)	326,623	4,572,722
Newmont Mining Corp.	138,042	4,827,329
Nucor Corp.	83,378	4,150,557
Reliance Steel & Aluminum Co.	19,437	1,437,755
Royal Gold, Inc.	16,798	1,051,891
Steel Dynamics, Inc.	63,033	1,589,062
Tahoe Resources, Inc.	59,425	839,253
United States Steel Corp. (a)	38,424	734,283
		24,153,133
Paper & Forest Products - 0.0%
Domtar Corp.	16,791	648,804

TOTAL MATERIALS		93,740,177

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc. (a)	147,000	4,549,650
Frontier Communications Corp.	303,625	1,688,155
Level 3 Communications, Inc. (b)	75,403	3,940,561
SBA Communications Corp. Class A (b)	33,796	3,482,340
Zayo Group Holdings, Inc. (b)	37,242	966,802
		14,627,508
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	194,021	665,492
Telephone & Data Systems, Inc.	24,538	725,589
U.S. Cellular Corp. (b)	3,531	150,562
		1,541,643

TOTAL TELECOMMUNICATION SERVICES		16,169,151

UTILITIES - 6.6%
Electric Utilities - 2.5%
Edison International	84,996	6,010,067
Entergy Corp.	46,740	3,513,913
Eversource Energy	82,825	4,674,643
FirstEnergy Corp.	110,337	3,595,883
Great Plains Energy, Inc.	40,544	1,266,189
Hawaiian Electric Industries, Inc.	28,157	920,452
ITC Holdings Corp.	40,335	1,777,563
OGE Energy Corp.	52,013	1,539,065
Pinnacle West Capital Corp.	28,864	2,096,970
PPL Corp.	174,355	6,562,722
Westar Energy, Inc.	36,908	1,904,822
Xcel Energy, Inc.	132,342	5,297,650
		39,159,939
Gas Utilities - 0.5%
AGL Resources, Inc.	31,258	2,058,652
Atmos Energy Corp.	26,467	1,920,181
National Fuel Gas Co.	22,196	1,231,878
Questar Corp.	45,982	1,152,769
UGI Corp.	45,008	1,811,122
		8,174,602
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	97,098	1,532,206
NRG Energy, Inc.	82,437	1,244,799
Terraform Power, Inc. (a)	15,685	167,516
The AES Corp.	177,700	1,983,132
		4,927,653
Multi-Utilities - 3.0%
Alliant Energy Corp.	29,449	2,076,743
Ameren Corp.	63,428	3,044,544
Avangrid, Inc.	15,052	603,585
CenterPoint Energy, Inc.	111,967	2,401,692
CMS Energy Corp.	72,341	2,942,832
Consolidated Edison, Inc.	76,531	5,709,213
DTE Energy Co.	46,746	4,167,873
MDU Resources Group, Inc.	51,215	1,027,373
NiSource, Inc.	82,483	1,873,189
Public Service Enterprise Group, Inc.	132,067	6,092,251
SCANA Corp.	37,395	2,568,663
Sempra Energy	64,600	6,676,410
TECO Energy, Inc.	61,574	1,709,910
Vectren Corp.	21,416	1,046,172
WEC Energy Group, Inc.	82,573	4,806,574
		46,747,024
Water Utilities - 0.3%
American Water Works Co., Inc.	46,927	3,414,409
Aqua America, Inc.	46,312	1,466,238
		4,880,647

TOTAL UTILITIES		103,889,865

TOTAL COMMON STOCKS
(Cost $1,476,608,591)		1,572,641,651
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (c)
(Cost $998,278)	1,000,000	999,024
	Shares	Value

Money Market Funds - 9.9%
Fidelity Cash Central Fund, 0.38% (d)	12,826,670	$12,826,670
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	142,863,306	142,863,306
TOTAL MONEY MARKET FUNDS
(Cost $155,689,976)		155,689,976
TOTAL INVESTMENT PORTFOLIO - 109.6%
(Cost $1,633,296,845)		1,729,330,651
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(151,106,825)
NET ASSETS - 100%		$1,578,223,826

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	5,104,050	$252,603

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $655,360.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,485
Fidelity Securities Lending Cash Central Fund	740,625
Total	$767,110

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$251,229,980	$251,229,980	$--	$--
Consumer Staples	99,897,869	99,897,869	--	--
Energy	81,211,736	81,211,736	--	--
Financials	359,089,417	359,089,417	--	--
Health Care	147,145,922	147,145,922	--	--
Industrials	203,940,327	203,940,327	--	--
Information Technology	216,327,207	216,327,207	--	--
Materials	93,740,177	93,740,177	--	--
Telecommunication Services	16,169,151	16,169,151	--	--
Utilities	103,889,865	103,889,865	--	--
U.S. Government and Government Agency Obligations	999,024	--	999,024	--
Money Market Funds	155,689,976	155,689,976	--	--
Total Investments in Securities:	$1,729,330,651	$1,728,331,627	$999,024	$--
Derivative Instruments:
Assets
Futures Contracts	$252,603	$252,603	$--	$--
Total Assets	$252,603	$252,603	$--	$--
Total Derivative Instruments:	$252,603	$252,603	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$252,603	$0
Total Equity Risk	252,603	0
Total Value of Derivatives	$252,603	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $139,673,224) — See accompanying schedule: Unaffiliated issuers (cost $1,477,606,869)	$1,573,640,675
Fidelity Central Funds (cost $155,689,976)	155,689,976
Total Investments (cost $1,633,296,845)		$1,729,330,651
Receivable for investments sold		1,215,117
Receivable for fund shares sold		3,705,023
Dividends receivable		777,490
Distributions receivable from Fidelity Central Funds		92,000
Receivable from investment adviser for expense reductions		146,475
Other receivables		34
Total assets		1,735,266,790
Liabilities
Payable for investments purchased	$11,602,549
Payable for fund shares redeemed	2,246,320
Accrued management fee	155,007
Payable for daily variation margin for derivative instruments	81,390
Other affiliated payables	94,392
Collateral on securities loaned, at value	142,863,306
Total liabilities		157,042,964
Net Assets		$1,578,223,826
Net Assets consist of:
Paid in capital		$1,484,304,123
Undistributed net investment income		7,117,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,483,971)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,286,383
Net Assets		$1,578,223,826
Investor Class:
Net Asset Value, offering price and redemption price per share ($50,008,455 ÷ 2,969,217 shares)		$16.84
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,249,497,820 ÷ 74,080,902 shares)		$16.87
Institutional Class:
Net Asset Value, offering price and redemption price per share ($271,119,288 ÷ 16,070,660 shares)		$16.87
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($7,598,263 ÷ 450,401 shares)		$16.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2016
Investment Income
Dividends		$24,296,739
Interest		2,709
Income from Fidelity Central Funds (including $740,625 from security lending)		767,110
Total income		25,066,558
Expenses
Management fee	$1,669,942
Transfer agent fees	989,076
Independent trustees' compensation	5,880
Interest	1,487
Miscellaneous	2,090
Total expenses before reductions	2,668,475
Expense reductions	(1,558,941)	1,109,534
Net investment income (loss)		23,957,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,463,855
Foreign currency transactions	(47,762)
Futures contracts	451,175
Total net realized gain (loss)		27,867,268
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,296,677)
Assets and liabilities in foreign currencies	(22)
Futures contracts	207,535
Total change in net unrealized appreciation (depreciation)		(75,089,164)
Net gain (loss)		(47,221,896)
Net increase (decrease) in net assets resulting from operations		$(23,264,872)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2016	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,957,024	$13,134,714
Net realized gain (loss)	27,867,268	15,964,091
Change in net unrealized appreciation (depreciation)	(75,089,164)	74,849,310
Net increase (decrease) in net assets resulting from operations	(23,264,872)	103,948,115
Distributions to shareholders from net investment income	(18,893,181)	(10,372,608)
Distributions to shareholders from net realized gain	(38,624,139)	(12,190,163)
Total distributions	(57,517,320)	(22,562,771)
Share transactions - net increase (decrease)	343,400,046	606,761,699
Redemption fees	31,727	23,788
Total increase (decrease) in net assets	262,649,581	688,170,831
Net Assets
Beginning of period	1,315,574,245	627,403,414
End of period (including undistributed net investment income of $7,117,291 and undistributed net investment income of $4,508,669, respectively)	$1,578,223,826	$1,315,574,245

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Investor Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.95	$16.26	$13.66	$11.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.27	.23	.20	.18	.09
Net realized and unrealized gain (loss)	(.71)	1.88	2.65	1.99	1.64
Total from investment operations	(.44)	2.11	2.85	2.17	1.73
Distributions from net investment income	(.21)	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.67)	(.42)C	(.25)D	(.19)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$16.84	$17.95	$16.26	$13.66	$11.68
Total ReturnF,G	(2.31)%	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.33%	.33%	.33%	.33%	.33%J
Expenses net of fee waivers, if any	.22%	.22%	.22%	.25%	.26%J
Expenses net of all reductions	.22%	.22%	.22%	.25%	.26%J
Net investment income (loss)	1.58%	1.31%	1.35%	1.56%	1.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$50,008	$35,791	$15,099	$5,140	$7,794
Portfolio turnover rateK	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.28	$13.68	$11.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.25	.23	.21	.10
Net realized and unrealized gain (loss)	(.71)	1.89	2.64	1.98	1.64
Total from investment operations	(.42)	2.14	2.87	2.19	1.74
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.69)	(.44)C	(.27)	(.20)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$16.87	$17.98	$16.28	$13.68	$11.69
Total ReturnE,F	(2.17)%	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.20%	.20%	.20%	.20%I
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.12%I
Expenses net of all reductions	.08%	.08%	.08%	.09%	.12%I
Net investment income (loss)	1.72%	1.45%	1.49%	1.72%	1.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,249,498	$986,564	$519,385	$198,767	$18,896
Portfolio turnover rateJ	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.26	.23	.21	.10
Net realized and unrealized gain (loss)	(.70)	1.88	2.65	1.98	1.65
Total from investment operations	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.70)C	(.45)	(.27)	(.21)D	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	(2.15)%	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.14%	.14%	.14%	.14%	.14%J
Expenses net of fee waivers, if any	.06%	.06%	.06%	.07%	.08%J
Expenses net of all reductions	.06%	.06%	.06%	.07%	.08%J
Net investment income (loss)	1.74%	1.47%	1.51%	1.74%	1.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$271,119	$268,052	$88,657	$42,952	$19,312
Portfolio turnover rateK	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.31	.26	.23	.22	.10
Net realized and unrealized gain (loss)	(.72)	1.88	2.65	1.97	1.65
Total from investment operations	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.24)	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.70)	(.45)C	(.27)	(.21)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnE,F	(2.13)%	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%	.12%	.12%	.12%	.12%I
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%	.06%I
Expenses net of all reductions	.04%	.04%	.04%	.05%	.06%I
Net investment income (loss)	1.76%	1.49%	1.53%	1.77%	1.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,598	$25,167	$4,263	$996	$109
Portfolio turnover rateJ	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2016	Past 1 year	Life of fundA
Institutional Class	(5.71)%	12.73%
Fidelity Advantage® Institutional Class	(5.69)%	12.76%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Small Cap Index Fund - Institutional Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$17,453	Spartan® Small Cap Index Fund - Institutional Class
$17,367	Russell 2000® Index

Spartan® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 1.21% for the 12 months ending April 30, 2016. Largely range-bound until mid-August, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December, as well as a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February, then a sharp rebound in March driven by U.S. jobs gains and perceived softening in the Fed’s rate-tightening posture. April brought minimal change. For the full period, growth-oriented and larger-cap stocks fared better overall than value and smaller-cap complements. Performance was split, as five of 10 S&P 500® sectors gained ground, with a wide gap separating leaders from laggards. Investor demand for more-stable and higher-yielding investments boosted traditionally defensive, dividend-rich groups such as utilities (+14%), telecommunication services (+10%) and consumer staples (+11%) – the latter also buoyed by rising wages and low inflation. Meanwhile, energy (-14%) foundered amid commodity weakness that also hurt materials (-4%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes delivered returns roughly in line with the -5.94% result of the benchmark Russell 2000® Index. Among the biggest detractors on an absolute basis were certain energy stocks struggling amid declining commodity prices. This included energy transportation business SemGroup (-62%) and oil and gas exploration company Ultra Petroleum (-98%), the latter of which was poised for bankruptcy at period end. Elsewhere, shares of clothing retailer Men’s Wearhouse lost three-quarters of their value, driven mostly by losses at the company’s recently acquired Jos. A. Bank menswear chain. Meanwhile in health care, Celldex Therapeutics (-83%), Cepheid (-49%) and Clovis Oncology (-83%) posed performance challenges. That said, some health care stocks were meaningful contributors, including Synageva Biopharma (+159%) and Dyax (+56%), each of which was acquired during the period. In the information technology sector, the fund benefited from positions in Qorvo (+22%), a provider of radio frequency communication products, and Heartland Payment Systems (+104%), a payment-processing company that was acquired by a competitor during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Steris PLC	0.4	0.4
CubeSmart	0.3	0.3
West Pharmaceutical Services, Inc.	0.3	0.3
TreeHouse Foods, Inc.	0.3	0.2
Tyler Technologies, Inc.	0.3	0.3
Vail Resorts, Inc.	0.3	0.2
Piedmont Natural Gas Co., Inc.	0.3	0.3
MarketAxess Holdings, Inc.	0.3	0.3
Manhattan Associates, Inc.	0.3	0.3
Post Holdings, Inc.	0.3	0.2
	3.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	25.5
Information Technology	17.4	17.6
Health Care	14.0	15.0
Consumer Discretionary	13.4	13.9
Industrials	12.9	12.4
Materials	4.2	3.7
Utilities	4.0	3.7
Consumer Staples	3.5	3.4
Energy	2.9	3.1
Telecommunication Services	0.9	0.9

Spartan® Small Cap Index Fund

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	71,051	$1,102,001
Cooper Tire & Rubber Co.	53,895	1,861,533
Cooper-Standard Holding, Inc. (a)(b)	12,683	977,986
Dana Holding Corp.	143,422	1,854,446
Dorman Products, Inc. (a)(b)	25,003	1,344,911
Drew Industries, Inc.	22,495	1,458,351
Federal-Mogul Corp. Class A (a)	27,876	257,574
Fox Factory Holding Corp. (a)	15,914	275,471
Gentherm, Inc. (a)	33,679	1,237,366
Horizon Global Corp. (a)	16,622	203,952
Metaldyne Performance Group, Inc.	10,851	172,856
Modine Manufacturing Co. (a)	45,017	486,634
Motorcar Parts of America, Inc. (a)	16,852	540,444
Standard Motor Products, Inc.	18,684	663,469
Stoneridge, Inc. (a)	26,429	376,878
Strattec Security Corp.	3,289	173,988
Superior Industries International, Inc.	21,643	565,315
Tenneco, Inc. (a)	54,140	2,885,662
Tower International, Inc.	19,779	453,928
		16,892,765
Automobiles - 0.0%
Winnebago Industries, Inc.	25,308	547,665
Distributors - 0.4%
Core-Mark Holding Co., Inc.	21,643	1,767,367
Fenix Parts, Inc. (b)	12,617	63,590
Pool Corp.	40,540	3,543,601
VOXX International Corp. (a)(b)	17,706	79,500
Weyco Group, Inc.	5,970	167,399
		5,621,457
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	24,719	692,874
American Public Education, Inc. (a)	15,074	349,114
Apollo Education Group, Inc. Class A (non-vtg.) (a)	88,502	690,316
Ascent Capital Group, Inc. (a)	12,108	182,468
Bridgepoint Education, Inc. (a)	15,855	151,257
Bright Horizons Family Solutions, Inc. (a)	34,945	2,293,091
Cambium Learning Group, Inc. (a)	12,112	55,110
Capella Education Co.	11,504	636,286
Career Education Corp. (a)	62,442	333,440
Carriage Services, Inc.	14,273	348,689
Chegg, Inc. (a)(b)	72,491	329,109
Collectors Universe, Inc.	6,428	111,783
DeVry, Inc. (b)	59,814	1,037,773
Grand Canyon Education, Inc. (a)	44,133	1,929,936
Houghton Mifflin Harcourt Co. (a)	115,824	2,375,550
K12, Inc. (a)	31,896	392,002
Liberty Tax, Inc.	5,191	62,032
LifeLock, Inc. (a)	88,546	1,030,675
Regis Corp. (a)	34,282	468,635
Sotheby's Class A (Ltd. vtg.) (b)	52,049	1,417,815
Strayer Education, Inc. (a)	10,377	515,114
Universal Technical Institute, Inc.	19,249	76,034
Weight Watchers International, Inc. (a)(b)	25,922	335,690
		15,814,793
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	90,927	832,891
Biglari Holdings, Inc. (a)	1,563	584,468
BJ's Restaurants, Inc. (a)	19,458	867,827
Bloomin' Brands, Inc.	109,381	2,045,425
Bob Evans Farms, Inc.	18,924	861,799
Bojangles', Inc. (a)	7,935	139,894
Boyd Gaming Corp. (a)(b)	74,604	1,390,619
Bravo Brio Restaurant Group, Inc. (a)	13,279	97,866
Buffalo Wild Wings, Inc. (a)(b)	17,780	2,376,475
Caesars Acquisition Co. (a)(b)	43,409	328,606
Caesars Entertainment Corp. (a)(b)	51,968	354,941
Carrols Restaurant Group, Inc. (a)	33,192	461,701
Churchill Downs, Inc.	11,863	1,591,777
Chuy's Holdings, Inc. (a)(b)	15,424	471,049
ClubCorp Holdings, Inc.	41,276	551,035
Cracker Barrel Old Country Store, Inc. (b)	17,892	2,619,568
Dave & Buster's Entertainment, Inc. (a)	21,235	821,795
Del Frisco's Restaurant Group, Inc. (a)	22,074	351,639
Denny's Corp. (a)	76,330	754,904
Diamond Resorts International, Inc. (a)(b)	39,057	828,399
DineEquity, Inc.	15,820	1,360,520
El Pollo Loco Holdings, Inc. (a)(b)	12,296	162,184
Eldorado Resorts, Inc. (a)	26,242	344,033
Empire Resorts, Inc. (a)	2,751	45,749
Fiesta Restaurant Group, Inc. (a)(b)	25,159	807,855
Fogo de Chao, Inc. (b)	4,498	75,072
Habit Restaurants, Inc. Class A (a)(b)	10,389	174,016
International Speedway Corp. Class A	25,975	869,903
Interval Leisure Group, Inc. (b)	105,334	1,487,316
Intrawest Resorts Holdings, Inc. (a)	16,428	141,938
Isle of Capri Casinos, Inc. (a)	20,771	309,488
J. Alexanders Holdings, Inc. (a)	12,202	125,681
Jack in the Box, Inc.	32,458	2,192,538
Jamba, Inc. (a)(b)	12,015	156,075
Kona Grill, Inc. (a)	7,438	99,074
Krispy Kreme Doughnuts, Inc. (a)(b)	60,642	1,055,777
La Quinta Holdings, Inc. (a)	85,763	1,095,194
Marcus Corp.	17,168	332,201
Marriott Vacations Worldwide Corp.	22,011	1,378,769
Monarch Casino & Resort, Inc. (a)	9,181	174,439
Morgans Hotel Group Co. (a)	24,587	36,635
Noodles & Co. (a)(b)	10,420	116,183
Papa John's International, Inc.	26,188	1,481,979
Papa Murphy's Holdings, Inc. (a)(b)	8,322	104,524
Penn National Gaming, Inc. (a)	74,684	1,204,653
Pinnacle Entertainment, Inc.	55,277	610,258
Planet Fitness, Inc. (a)(b)	14,556	223,580
Popeyes Louisiana Kitchen, Inc. (a)	21,631	1,162,883
Potbelly Corp. (a)	19,720	281,010
Red Robin Gourmet Burgers, Inc. (a)	13,226	857,838
Ruby Tuesday, Inc. (a)(b)	58,446	257,162
Ruth's Hospitality Group, Inc.	32,616	517,942
Scientific Games Corp. Class A (a)(b)	46,316	459,455
SeaWorld Entertainment, Inc. (b)	64,016	1,275,839
Shake Shack, Inc. Class A (a)(b)	5,190	189,539
Sonic Corp.	45,979	1,580,298
Speedway Motorsports, Inc.	10,838	189,882
Texas Roadhouse, Inc. Class A	65,454	2,665,287
The Cheesecake Factory, Inc. (b)	45,282	2,309,835
Vail Resorts, Inc.	33,940	4,399,982
Wingstop, Inc. (b)	6,138	153,082
Zoe's Kitchen, Inc. (a)	18,107	678,831
		51,477,177
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	10,120	298,641
Beazer Homes U.S.A., Inc. (a)	29,760	244,627
CalAtlantic Group, Inc. (b)	71,929	2,328,342
Cavco Industries, Inc. (a)	8,302	728,002
Century Communities, Inc. (a)	13,969	240,826
CSS Industries, Inc.	8,950	250,242
Ethan Allen Interiors, Inc.	23,767	809,029
Flexsteel Industries, Inc.	5,604	229,148
Green Brick Partners, Inc. (a)(b)	20,508	151,144
Helen of Troy Ltd. (a)	26,627	2,650,185
Hooker Furniture Corp.	10,146	251,621
Hovnanian Enterprises, Inc. Class A (a)(b)	109,647	183,110
Installed Building Products, Inc. (a)	18,645	495,584
iRobot Corp. (a)(b)	27,842	1,040,734
KB Home	73,864	1,002,334
La-Z-Boy, Inc.	47,963	1,240,803
LGI Homes, Inc. (a)(b)	13,108	367,155
Libbey, Inc.	20,545	382,137
Lifetime Brands, Inc.	9,808	169,384
M.D.C. Holdings, Inc.	36,421	896,321
M/I Homes, Inc. (a)(b)	23,110	464,511
Meritage Homes Corp. (a)	37,165	1,264,725
NACCO Industries, Inc. Class A	3,748	223,081
New Home Co. LLC (a)	10,231	113,871
Skullcandy, Inc. (a)	19,247	65,632
Taylor Morrison Home Corp. (a)	30,554	439,978
TRI Pointe Homes, Inc. (a)(b)	151,268	1,754,709
Universal Electronics, Inc. (a)	13,578	901,715
WCI Communities, Inc. (a)	14,004	223,784
William Lyon Homes, Inc. (a)(b)	17,739	250,120
Zagg, Inc. (a)	25,951	207,868
		19,869,363
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	22,797	178,956
Blue Nile, Inc.	11,174	288,066
Duluth Holdings, Inc.	6,983	166,126
Etsy, Inc.	18,269	160,402
EVINE Live, Inc. (a)(b)	47,574	73,264
FTD Companies, Inc. (a)(b)	16,926	470,712
HSN, Inc.	30,447	1,614,604
Lands' End, Inc. (a)(b)	15,197	369,743
Liberty TripAdvisor Holdings, Inc. (a)	70,287	1,550,531
NutriSystem, Inc.	27,185	598,614
Overstock.com, Inc. (a)	10,970	160,052
PetMed Express, Inc. (b)	19,080	349,164
Shutterfly, Inc. (a)	33,049	1,519,593
Wayfair LLC Class A (a)(b)	18,832	710,908
		8,210,735
Leisure Products - 0.3%
Arctic Cat, Inc.	11,790	196,068
Black Diamond, Inc. (a)	20,789	88,353
Callaway Golf Co.	73,547	686,929
Escalade, Inc.	8,827	105,306
JAKKS Pacific, Inc. (a)(b)	16,818	126,135
Johnson Outdoors, Inc. Class A	4,640	111,963
Malibu Boats, Inc. Class A (a)	16,308	287,021
Marine Products Corp.	9,491	77,731
MCBC Holdings, Inc. (a)	6,029	80,909
Nautilus, Inc. (a)	29,492	520,239
Performance Sports Group Ltd. (a)	40,874	152,133
Smith & Wesson Holding Corp. (a)(b)	50,310	1,098,267
Sturm, Ruger & Co., Inc. (b)	17,530	1,122,446
		4,653,500
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A	19,875	560,078
Carmike Cinemas, Inc. (a)	22,927	687,581
Central European Media Enterprises Ltd. Class A (a)(b)	67,799	180,345
Crown Media Holdings, Inc. Class A (a)	31,724	160,841
Cumulus Media, Inc. Class A (a)	129,358	48,069
Daily Journal Corp. (a)(b)	1,000	196,400
DreamWorks Animation SKG, Inc. Class A (a)(b)	71,152	2,840,388
E.W. Scripps Co. Class A (b)	55,717	845,784
Entercom Communications Corp. Class A	24,117	273,487
Entravision Communication Corp. Class A	60,383	480,045
Eros International PLC (a)(b)	26,550	355,239
Global Eagle Entertainment, Inc. (a)(b)	43,912	351,735
Gray Television, Inc. (a)	58,555	752,432
Harte-Hanks, Inc.	42,585	77,505
Hemisphere Media Group, Inc. (a)	9,350	111,826
IMAX Corp. (a)	56,596	1,811,072
Loral Space & Communications Ltd. (a)	12,528	459,527
MDC Partners, Inc. Class A	40,754	824,861
Media General, Inc. (a)	89,623	1,553,167
Meredith Corp. (b)	34,432	1,766,706
National CineMedia, Inc.	57,769	820,320
New Media Investment Group, Inc.	42,054	674,967
Nexstar Broadcasting Group, Inc. Class A (b)	29,312	1,504,585
Reading International, Inc. Class A (a)	15,256	197,870
Saga Communications, Inc. Class A	3,580	150,539
Scholastic Corp.	24,958	907,972
Sinclair Broadcast Group, Inc. Class A	62,026	1,989,174
Sizmek, Inc. (a)	19,849	52,600
The New York Times Co. Class A	128,432	1,646,498
Time, Inc.	102,730	1,510,131
Townsquare Media, Inc. (a)	6,586	70,075
Tribune Publishing Co.	24,810	281,097
World Wrestling Entertainment, Inc. Class A (b)	27,786	462,359
		24,605,275
Multiline Retail - 0.2%
Big Lots, Inc.	46,309	2,123,731
Fred's, Inc. Class A	34,964	512,922
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	9,605	254,052
Tuesday Morning Corp. (a)	41,336	358,796
		3,249,501
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A	65,123	1,740,738
America's Car Mart, Inc. (a)(b)	8,062	214,207
American Eagle Outfitters, Inc. (b)	169,059	2,419,234
Asbury Automotive Group, Inc. (a)	23,781	1,441,604
Ascena Retail Group, Inc. (a)	160,930	1,417,793
Barnes & Noble Education, Inc. (a)	30,136	282,073
Barnes & Noble, Inc.	47,553	558,748
bebe stores, Inc. (a)(b)	21,338	12,009
Big 5 Sporting Goods Corp.	17,210	208,069
Boot Barn Holdings, Inc. (a)(b)	10,549	86,502
Build-A-Bear Workshop, Inc. (a)	12,817	168,800
Burlington Stores, Inc. (a)	66,754	3,802,975
Caleres, Inc.	41,038	1,034,568
Chico's FAS, Inc.	125,293	1,579,945
Christopher & Banks Corp. (a)	34,511	89,729
Citi Trends, Inc.	14,731	264,569
Conn's, Inc. (a)(b)	22,956	315,415
Destination XL Group, Inc. (a)(b)	34,222	183,772
Express, Inc. (a)	73,380	1,334,048
Finish Line, Inc. Class A	43,162	852,450
Five Below, Inc. (a)	50,968	2,125,366
Francesca's Holdings Corp. (a)	39,623	657,742
Genesco, Inc. (a)	20,664	1,429,536
Group 1 Automotive, Inc.	21,860	1,439,262
Guess?, Inc. (b)	57,962	1,063,603
Haverty Furniture Companies, Inc.	18,754	350,137
Hibbett Sports, Inc. (a)(b)	21,352	770,807
Kirkland's, Inc.	15,594	256,053
Lithia Motors, Inc. Class A (sub. vtg.)	21,330	1,770,817
Lumber Liquidators Holdings, Inc. (a)(b)	25,418	378,982
MarineMax, Inc. (a)	23,955	455,385
Mattress Firm Holding Corp. (a)(b)	19,236	750,589
Monro Muffler Brake, Inc.	29,739	2,058,534
Outerwall, Inc. (b)	16,200	669,222
Party City Holdco, Inc.	23,663	339,091
Pier 1 Imports, Inc.	78,591	541,492
Rent-A-Center, Inc.	49,799	732,045
Restoration Hardware Holdings, Inc. (a)(b)	31,277	1,353,356
Select Comfort Corp. (a)	46,290	1,142,437
Shoe Carnival, Inc.	13,762	352,720
Sonic Automotive, Inc. Class A (sub. vtg.)	29,589	555,090
Sportsman's Warehouse Holdings, Inc. (a)	16,184	184,174
Stage Stores, Inc.	28,803	211,990
Stein Mart, Inc.	26,598	192,570
Tailored Brands, Inc.	45,355	790,084
The Buckle, Inc. (b)	26,577	769,138
The Cato Corp. Class A (sub. vtg.)	24,677	902,931
The Children's Place Retail Stores, Inc.	17,821	1,388,434
The Container Store Group, Inc. (a)	14,253	101,196
Tile Shop Holdings, Inc. (a)	25,422	453,528
Tilly's, Inc. (a)	10,253	64,491
Vitamin Shoppe, Inc. (a)(b)	22,777	623,406
West Marine, Inc. (a)	16,304	163,366
Winmark Corp.	2,102	200,110
Zumiez, Inc. (a)(b)	18,292	306,940
		43,551,872
Textiles, Apparel & Luxury Goods - 0.9%
Cherokee, Inc.(a)	7,841	122,633
Columbia Sportswear Co.	26,835	1,571,726
Crocs, Inc. (a)	69,773	582,605
Culp, Inc.	9,752	255,892
Deckers Outdoor Corp. (a)(b)	30,529	1,764,881
G-III Apparel Group Ltd. (a)	37,324	1,688,911
Iconix Brand Group, Inc. (a)(b)	43,974	372,900
Movado Group, Inc.	15,005	423,291
Oxford Industries, Inc.	13,707	910,419
Perry Ellis International, Inc. (a)	11,078	211,036
Sequential Brands Group, Inc. (a)	32,645	181,180
Steven Madden Ltd. (a)	52,532	1,839,145
Superior Uniform Group, Inc.	7,014	133,406
Tumi Holdings, Inc. (a)	52,438	1,399,046
Unifi, Inc. (a)	13,973	359,944
Vera Bradley, Inc. (a)	19,287	338,294
Vince Holding Corp. (a)(b)	23,328	144,167
Wolverine World Wide, Inc.	96,685	1,832,181
		14,131,657

TOTAL CONSUMER DISCRETIONARY		208,625,760

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	8,531	1,331,518
Castle Brands, Inc. (a)(b)	62,004	55,388
Coca-Cola Bottling Co. Consolidated	4,360	694,853
Craft Brew Alliance, Inc. (a)(b)	9,215	78,512
MGP Ingredients, Inc.	9,522	251,571
National Beverage Corp. (a)	10,731	501,567
		2,913,409
Food & Staples Retailing - 0.8%
Andersons, Inc.	26,732	895,789
Casey's General Stores, Inc.	36,378	4,074,336
Chefs' Warehouse Holdings (a)(b)	17,463	336,512
Fairway Group Holdings Corp. (a)(b)	14,794	3,190
Ingles Markets, Inc. Class A	12,561	453,075
Natural Grocers by Vitamin Cottage, Inc. (a)	8,219	109,806
Performance Food Group Co.	15,723	406,911
PriceSmart, Inc.	18,227	1,577,365
Smart & Final Stores, Inc. (a)	22,578	359,442
SpartanNash Co.	35,306	977,976
SUPERVALU, Inc. (a)	245,850	1,236,626
United Natural Foods, Inc. (a)(b)	46,944	1,674,492
Village Super Market, Inc. Class A	6,620	161,528
Weis Markets, Inc.	10,311	469,357
		12,736,405
Food Products - 1.9%
Alico, Inc.	3,409	98,554
Amplify Snack Brands, Inc.	13,756	211,980
Arcadia Biosciences, Inc. (b)	7,843	16,862
B&G Foods, Inc. Class A (b)	58,726	2,420,098
Cal-Maine Foods, Inc. (b)	29,358	1,490,212
Calavo Growers, Inc. (b)	13,835	790,947
Darling International, Inc. (a)	154,864	2,243,979
Dean Foods Co. (b)	88,390	1,522,960
Farmer Brothers Co. (a)(b)	7,041	212,709
Fresh Del Monte Produce, Inc.	31,232	1,351,096
Freshpet, Inc. (a)(b)	19,863	164,466
Inventure Foods, Inc. (a)	18,004	128,909
J&J Snack Foods Corp.	13,968	1,412,584
John B. Sanfilippo & Son, Inc.	7,688	425,377
Lancaster Colony Corp.	17,356	2,021,974
Landec Corp. (a)	24,815	279,169
Lifeway Foods, Inc. (a)	4,558	44,213
Limoneira Co. (b)	11,059	197,846
Omega Protein Corp. (a)	20,421	379,626
Post Holdings, Inc. (a)	57,672	4,143,156
Sanderson Farms, Inc. (b)	21,004	1,926,907
Seaboard Corp. (a)	243	729,729
Seneca Foods Corp. Class A (a)	6,766	220,504
Snyders-Lance, Inc.	64,919	2,075,460
Tootsie Roll Industries, Inc. (b)	18,102	645,155
TreeHouse Foods, Inc. (a)	52,804	4,667,874
		29,822,346
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	39,741	647,381
HRG Group, Inc. (a)	73,939	1,064,722
Oil-Dri Corp. of America	4,446	148,319
Orchids Paper Products Co. (b)	8,436	258,732
WD-40 Co.	13,645	1,395,884
		3,515,038
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(b)	23,943	244,937
Inter Parfums, Inc.	16,043	491,237
MediFast, Inc.	10,268	323,750
Natural Health Trends Corp. (b)	7,082	256,298
Nature's Sunshine Products, Inc.	9,408	90,129
Nutraceutical International Corp. (a)	7,538	177,821
Revlon, Inc. (a)	10,578	385,357
Synutra International, Inc. (a)(b)	19,233	97,319
USANA Health Sciences, Inc. (a)	5,113	605,584
		2,672,432
Tobacco - 0.2%
Universal Corp.	21,145	1,153,460
Vector Group Ltd.	80,361	1,735,798
		2,889,258

TOTAL CONSUMER STAPLES		54,548,888

ENERGY - 2.9%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	65,260	642,811
Atwood Oceanics, Inc. (b)	60,673	586,101
Basic Energy Services, Inc. (a)(b)	38,780	124,096
Bristow Group, Inc.	32,722	749,988
C&J Energy Services Ltd. (a)	49,219	71,368
Carbo Ceramics, Inc. (b)	18,510	274,874
Era Group, Inc. (a)	19,633	187,102
Exterran Corp. (a)	32,654	499,606
Fairmount Santrol Holidings, Inc. (a)(b)	60,224	240,896
Forum Energy Technologies, Inc. (a)	55,815	934,343
Geospace Technologies Corp. (a)(b)	11,935	195,257
Gulfmark Offshore, Inc. Class A (a)(b)	23,323	158,130
Helix Energy Solutions Group, Inc. (a)	99,379	857,641
Hornbeck Offshore Services, Inc. (a)(b)	29,366	344,757
Independence Contract Drilling, Inc. (a)(b)	14,354	57,129
ION Geophysical Corp. (a)	8,746	80,113
Key Energy Services, Inc. (a)(b)	110,140	58,253
Matrix Service Co. (a)	24,841	468,004
McDermott International, Inc. (a)(b)	223,870	1,016,370
Natural Gas Services Group, Inc. (a)	12,013	276,179
Newpark Resources, Inc. (a)	79,505	371,288
Nordic American Offshore Ltd. (b)	17,144	97,549
North Atlantic Drilling Ltd. (a)(b)	5,362	20,268
Oil States International, Inc. (a)	48,387	1,676,126
Parker Drilling Co. (a)	115,285	352,772
PHI, Inc. (non-vtg.) (a)	11,519	258,256
Pioneer Energy Services Corp. (a)	61,029	189,800
RigNet, Inc. (a)	11,002	188,134
SEACOR Holdings, Inc. (a)(b)	16,615	976,464
Seventy Seven Energy, Inc. (a)(b)	46,519	8,871
Tesco Corp.	36,445	344,770
TETRA Technologies, Inc. (a)	74,995	539,964
Tidewater, Inc. (b)	44,194	387,139
U.S. Silica Holdings, Inc. (b)	59,502	1,520,276
Unit Corp. (a)(b)	47,274	598,489
		15,353,184
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. (a)	83,322	126,649
Adams Resources & Energy, Inc.	1,995	80,299
Alon U.S.A. Energy, Inc. (b)	29,713	311,987
Approach Resources, Inc. (a)	34,256	100,370
Ardmore Shipping Corp.	16,494	154,219
Bill Barrett Corp. (a)(b)	47,017	374,255
Bonanza Creek Energy, Inc. (a)(b)	45,506	176,563
Callon Petroleum Co. (a)	110,914	1,165,706
Carrizo Oil & Gas, Inc. (a)(b)	54,725	1,935,623
Clayton Williams Energy, Inc. (a)(b)	5,229	94,802
Clean Energy Fuels Corp. (a)(b)	72,278	206,715
Cloud Peak Energy, Inc. (a)(b)	55,622	122,925
Contango Oil & Gas Co. (a)	16,545	208,136
Delek U.S. Holdings, Inc.	53,884	856,217
DHT Holdings, Inc.	87,325	501,246
Dorian Lpg Ltd. (a)	23,742	241,219
Earthstone Energy, Inc. (a)(b)	878	12,125
Eclipse Resources Corp. (a)(b)	45,526	110,628
Energy Fuels, Inc. (a)(b)	49,349	116,814
Erin Energy Corp. (a)(b)	11,499	22,998
Evolution Petroleum Corp.	21,987	121,808
EXCO Resources, Inc. (a)(b)	144,041	218,942
Frontline Ltd. (NY Shares) (b)	45,132	371,888
GasLog Ltd. (b)	39,128	501,230
Gastar Exploration, Inc. (a)(b)	76,772	152,776
Gener8 Maritime, Inc. (a)	15,405	111,378
Green Plains, Inc.	35,718	646,496
Halcon Resources Corp. (a)	68,822	83,963
Hallador Energy Co. (b)	10,540	49,222
Isramco, Inc. (a)(b)	796	74,163
Jones Energy, Inc. (a)(b)	27,217	130,642
Matador Resources Co. (a)(b)	75,112	1,618,664
Navios Maritime Acquisition Corp. (b)	73,430	141,720
Nordic American Tanker Shipping Ltd. (b)	83,624	1,288,646
Northern Oil & Gas, Inc. (a)(b)	58,229	317,930
Oasis Petroleum, Inc. (a)	169,394	1,641,428
Pacific Ethanol, Inc. (a)(b)	29,276	138,475
Panhandle Royalty Co. Class A	15,113	285,485
Par Petroleum Corp. (a)	15,095	288,465
Parsley Energy, Inc. Class A (a)	105,339	2,467,039
PDC Energy, Inc. (a)(b)	43,295	2,718,493
Renewable Energy Group, Inc. (a)	41,489	403,273
Rex American Resources Corp. (a)(b)	5,517	299,959
Rex Energy Corp. (a)(b)	40,825	41,233
Ring Energy, Inc. (a)	23,137	166,586
RSP Permian, Inc. (a)(b)	61,584	1,885,086
Sanchez Energy Corp. (a)	52,405	471,121
Scorpio Tankers, Inc.	167,900	1,051,054
SemGroup Corp. Class A	41,193	1,262,977
Ship Finance International Ltd. (NY Shares) (b)	55,698	844,939
Stone Energy Corp. (a)(b)	50,370	49,368
Synergy Resources Corp. (a)(b)	132,223	954,650
Teekay Tankers Ltd.	89,574	352,922
TransAtlantic Petroleum Ltd. (a)	18,390	20,045
Triangle Petroleum Corp. (a)(b)	36,074	16,194
Ultra Petroleum Corp. (a)(b)	133,189	41,582
Uranium Energy Corp. (a)(b)	113,002	91,622
W&T Offshore, Inc. (a)(b)	31,534	75,997
Western Refining, Inc.	66,716	1,785,320
Westmoreland Coal Co. (a)(b)	16,208	115,563
		30,217,840

TOTAL ENERGY		45,571,024

FINANCIALS - 26.1%
Banks - 9.4%
1st Source Corp.	15,269	525,864
Access National Corp.	7,267	142,869
Allegiance Bancshares, Inc. (a)	2,628	55,319
American National Bankshares, Inc.	7,948	212,450
Ameris Bancorp	30,126	945,956
Ames National Corp.	9,408	242,632
Arrow Financial Corp.	11,110	312,858
Banc of California, Inc.	41,074	835,856
BancFirst Corp.	6,873	428,669
Banco Latinoamericano de Comercio Exterior SA Series E	28,332	732,666
Bancorp, Inc., Delaware (a)	30,727	174,222
BancorpSouth, Inc.	90,398	2,123,449
Bank of Marin Bancorp	5,621	275,541
Bank of the Ozarks, Inc.	72,990	3,014,487
Banner Corp.	19,734	844,221
Bar Harbor Bankshares	5,414	187,866
BBCN Bancorp, Inc.	74,612	1,165,439
Berkshire Hills Bancorp, Inc.	27,625	749,743
Blue Hills Bancorp, Inc.	26,406	384,999
BNC Bancorp	27,908	624,023
Boston Private Financial Holdings, Inc.	77,899	951,926
Bridge Bancorp, Inc.	13,971	425,277
Brookline Bancorp, Inc., Delaware	65,687	747,518
Bryn Mawr Bank Corp.	15,944	453,128
C1 Financial, Inc. (a)	5,289	129,739
Camden National Corp.	7,015	305,223
Capital Bank Financial Corp. Series A	19,744	596,861
Capital City Bank Group, Inc.	9,698	143,724
Cardinal Financial Corp.	29,779	659,009
Cascade Bancorp (a)	27,634	167,186
Cathay General Bancorp	74,603	2,276,884
Centerstate Banks of Florida, Inc.	42,592	693,824
Central Pacific Financial Corp.	21,543	502,814
Century Bancorp, Inc. Class A (non-vtg.)	3,140	133,450
Chemical Financial Corp.	31,377	1,206,759
Citizens & Northern Corp.	11,719	236,607
City Holding Co.	14,308	702,809
CNB Financial Corp., Pennsylvania	13,137	235,021
CoBiz, Inc.	34,411	416,717
Columbia Banking Systems, Inc.	54,142	1,596,648
Community Bank System, Inc.	39,877	1,577,933
Community Trust Bancorp, Inc.	14,800	530,876
CommunityOne Bancorp (a)	11,264	148,685
ConnectOne Bancorp, Inc.	28,062	482,947
CU Bancorp (a)	16,034	369,423
Customers Bancorp, Inc. (a)	24,735	642,615
CVB Financial Corp.	99,280	1,705,630
Eagle Bancorp, Inc. (a)	27,978	1,418,485
Enterprise Bancorp, Inc.	7,669	185,053
Enterprise Bancorp, Inc. rights 5/27/16	6,741	787
Enterprise Financial Services Corp.	18,849	515,897
Equity Bancshares, Inc.	1,911	40,074
Farmers Capital Bank Corp.	6,773	190,389
FCB Financial Holdings, Inc. Class A (a)	26,109	912,510
Fidelity Southern Corp.	18,047	291,640
Financial Institutions, Inc.	13,417	375,676
First Bancorp, North Carolina	18,493	377,257
First Bancorp, Puerto Rico (a)	109,544	427,222
First Busey Corp.	22,354	456,916
First Business Finance Services, Inc.	7,932	200,759
First Citizen Bancshares, Inc.	7,219	1,840,845
First Commonwealth Financial Corp.	82,947	761,453
First Community Bancshares, Inc.	15,344	319,309
First Connecticut Bancorp, Inc.	14,961	257,778
First Financial Bancorp, Ohio	57,740	1,125,930
First Financial Bankshares, Inc. (b)	60,187	1,948,855
First Financial Corp., Indiana	10,748	380,802
First Interstate Bancsystem, Inc.	18,391	498,396
First Merchants Corp.	37,696	966,902
First Midwest Bancorp, Inc., Delaware	72,272	1,335,587
First NBC Bank Holding Co. (a)	14,372	312,447
First of Long Island Corp.	11,700	358,137
FirstMerit Corp.	155,113	3,437,304
Flushing Financial Corp.	27,672	552,056
FNB Corp., Pennsylvania	188,475	2,491,640
Franklin Financial Network, Inc. (a)	4,949	150,153
Fulton Financial Corp.	164,685	2,303,943
German American Bancorp, Inc.	14,180	457,021
Glacier Bancorp, Inc.	70,771	1,832,261
Great Southern Bancorp, Inc.	9,992	378,297
Great Western Bancorp, Inc.	38,554	1,215,222
Green Bancorp, Inc. (a)	13,353	108,960
Guaranty Bancorp	14,579	239,387
Hampton Roads Bankshares, Inc. (a)	32,853	57,821
Hancock Holding Co. (b)	73,001	1,895,836
Hanmi Financial Corp.	30,029	694,270
Heartland Financial U.S.A., Inc.	17,602	589,843
Heritage Commerce Corp.	22,105	230,776
Heritage Financial Corp., Washington	28,614	527,928
Heritage Oaks Bancorp	21,269	177,596
Hilltop Holdings, Inc. (a)	71,373	1,417,468
Home Bancshares, Inc.	53,435	2,297,171
HomeTrust Bancshares, Inc. (a)	17,909	332,212
Horizon Bancorp Industries	10,827	264,179
IBERIABANK Corp.	35,767	2,109,895
Independent Bank Corp.	20,519	310,863
Independent Bank Corp., Massachusetts	24,500	1,152,235
Independent Bank Group, Inc.	8,880	325,008
International Bancshares Corp.	50,952	1,334,433
Investors Bancorp, Inc.	305,579	3,529,437
Lakeland Bancorp, Inc.	38,154	423,128
Lakeland Financial Corp.	15,511	733,515
LegacyTexas Financial Group, Inc.	44,670	1,101,562
Live Oak Bancshares, Inc. (b)	4,475	70,437
MainSource Financial Group, Inc.	20,587	449,826
MB Financial, Inc.	70,202	2,440,222
Mercantile Bank Corp.	16,369	394,820
Merchants Bancshares, Inc.	4,860	147,938
MidWestOne Financial Group, Inc.	7,771	220,386
National Bank Holdings Corp.	28,174	563,198
National Bankshares, Inc. (b)	6,736	242,429
National Commerce Corp. (a)(b)	5,855	140,110
NBT Bancorp, Inc.	41,017	1,162,422
OFG Bancorp	42,040	371,213
Old National Bancorp, Indiana (b)	108,871	1,458,871
Old Second Bancorp, Inc.	26,927	192,797
Opus Bank	9,753	352,278
Pacific Continental Corp.	18,518	308,510
Pacific Premier Bancorp, Inc. (a)	25,611	595,712
Park National Corp. (b)	12,287	1,127,947
Park Sterling Corp.	44,394	324,076
Peapack-Gladstone Financial Corp.	15,141	289,799
Penns Woods Bancorp, Inc.	4,350	181,047
People's Utah Bancorp	2,596	42,678
Peoples Bancorp, Inc.	17,454	375,086
Peoples Financial Services Corp. (b)	7,315	288,357
Pinnacle Financial Partners, Inc.	33,605	1,652,358
Preferred Bank, Los Angeles	11,249	357,268
PrivateBancorp, Inc.	73,575	3,061,456
Prosperity Bancshares, Inc.	65,613	3,462,398
QCR Holdings, Inc.	11,169	287,825
Renasant Corp.	37,606	1,291,390
Republic Bancorp, Inc., Kentucky Class A	9,173	250,515
S&T Bancorp, Inc.	32,830	842,746
Sandy Spring Bancorp, Inc.	22,958	656,369
Seacoast Banking Corp., Florida (a)	22,516	365,210
ServisFirst Bancshares, Inc. (b)	20,809	1,025,468
Sierra Bancorp	11,500	202,515
Simmons First National Corp. Class A	28,038	1,309,375
South State Corp.	22,633	1,583,857
Southside Bancshares, Inc.	23,488	686,084
Southwest Bancorp, Inc., Oklahoma	18,327	294,148
State Bank Financial Corp.	33,559	700,712
Sterling Bancorp	111,928	1,828,904
Stock Yards Bancorp, Inc.	14,081	569,436
Stonegate Bank	10,521	331,412
Suffolk Bancorp	11,244	269,744
Sun Bancorp, Inc. (a)	9,372	201,404
Talmer Bancorp, Inc. Class A	47,523	921,946
Texas Capital Bancshares, Inc. (a)(b)	42,929	1,967,007
The First Bancorp, Inc.	10,998	218,310
Tompkins Financial Corp.	14,031	916,786
TowneBank (b)	42,578	894,138
Trico Bancshares	21,467	577,892
TriState Capital Holdings, Inc. (a)	19,599	261,843
Triumph Bancorp, Inc. (a)	13,677	217,328
Trustmark Corp.	62,737	1,537,684
UMB Financial Corp. (b)	36,809	2,052,102
Umpqua Holdings Corp.	206,066	3,262,025
Union Bankshares Corp.	42,203	1,114,581
United Bankshares, Inc., West Virginia (b)	64,960	2,513,302
United Community Bank, Inc.	49,745	1,001,367
Univest Corp. of Pennsylvania	18,658	368,309
Valley National Bancorp (b)	217,351	2,056,140
Washington Trust Bancorp, Inc.	13,971	511,758
Webster Financial Corp.	84,919	3,111,432
WesBanco, Inc.	35,980	1,156,037
West Bancorp., Inc.	15,844	295,491
Westamerica Bancorp. (b)	23,947	1,166,698
Western Alliance Bancorp. (a)	80,488	2,944,251
Wilshire Bancorp, Inc.	65,396	704,315
Wintrust Financial Corp.	44,333	2,306,203
Yadkin Financial Corp.	40,296	1,008,206
		146,244,792
Capital Markets - 1.2%
Arlington Asset Investment Corp. (b)	21,703	280,837
Ashford, Inc. (a)	892	40,586
Associated Capital Group, Inc.	5,693	173,466
BGC Partners, Inc. Class A	171,256	1,555,004
Calamos Asset Management, Inc. Class A	15,987	131,733
Cohen & Steers, Inc.	19,043	747,819
Cowen Group, Inc. Class A (a)(b)	100,245	349,354
Diamond Hill Investment Group, Inc.	2,759	483,542
Evercore Partners, Inc. Class A	32,439	1,675,150
Fifth Street Asset Management, Inc. Class A	4,149	14,812
Financial Engines, Inc. (b)	48,697	1,568,530
GAMCO Investors, Inc. Class A	6,029	238,568
Greenhill & Co., Inc.	27,593	607,598
HFF, Inc.	35,514	1,130,411
Houlihan Lokey	11,426	288,049
INTL FCStone, Inc. (a)	13,880	378,924
Investment Technology Group, Inc.	32,142	627,412
Janus Capital Group, Inc.	137,626	2,009,340
KCG Holdings, Inc. Class A (a)	31,818	435,907
Ladenburg Thalmann Financial Services, Inc. (a)(b)	96,520	258,674
Medley Management, Inc. (b)	5,317	34,773
Moelis & Co. Class A	16,595	466,485
OM Asset Management Ltd.	23,362	313,518
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,529	145,603
Piper Jaffray Companies (a)	12,493	521,083
Pzena Investment Management, Inc.	11,049	100,104
Safeguard Scientifics, Inc. (a)(b)	19,198	264,932
Stifel Financial Corp. (a)	63,680	2,095,709
Virtu Financial, Inc. Class A	17,489	364,646
Virtus Investment Partners, Inc.	6,204	485,277
Westwood Holdings Group, Inc.	7,142	411,022
WisdomTree Investments, Inc. (b)	107,136	1,166,711
Zais Group Holdings, Inc. (a)	3,127	8,568
		19,374,147
Consumer Finance - 0.5%
Cash America International, Inc.	23,767	878,428
Encore Capital Group, Inc. (a)(b)	24,445	688,127
Enova International, Inc. (a)	23,895	210,515
EZCORP, Inc. (non-vtg.) Class A (a)(b)	47,103	233,160
First Cash Financial Services, Inc.	26,434	1,208,827
Green Dot Corp. Class A (a)	43,076	957,579
J.G. Wentworth Co. (a)(b)	10,324	11,873
Nelnet, Inc. Class A	21,530	902,322
PRA Group, Inc. (a)(b)	45,326	1,503,917
Regional Management Corp. (a)	9,967	164,655
World Acceptance Corp. (a)	6,661	289,021
		7,048,424
Diversified Financial Services - 0.4%
BBX Capital Corp. (a)	2,404	37,070
Gain Capital Holdings, Inc.	31,025	212,521
MarketAxess Holdings, Inc.	34,930	4,288,007
Marlin Business Services Corp.	7,827	115,761
NewStar Financial, Inc. (a)	22,795	219,288
On Deck Capital, Inc. (a)(b)	10,598	91,461
PICO Holdings, Inc. (a)	20,973	208,262
Resource America, Inc. Class A	14,198	89,731
Tiptree Financial, Inc.	27,320	151,080
		5,413,181
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	42,243	685,604
American Equity Investment Life Holding Co.	76,399	1,069,586
Amerisafe, Inc.	17,779	957,933
Argo Group International Holdings, Ltd.	26,119	1,435,761
Atlas Financial Holdings, Inc. (a)	10,077	177,053
Baldwin & Lyons, Inc. Class B	9,096	222,306
Citizens, Inc. Class A (a)(b)	46,409	378,233
CNO Financial Group, Inc.	173,971	3,195,847
Crawford & Co. Class B	27,353	184,359
Donegal Group, Inc. Class A	7,726	118,285
eHealth, Inc. (a)	17,806	199,249
EMC Insurance Group	7,512	198,768
Employers Holdings, Inc.	29,897	887,941
Enstar Group Ltd. (a)	8,491	1,345,314
FBL Financial Group, Inc. Class A	8,905	538,485
Federated National Holding Co.	13,415	255,556
Fidelity & Guaranty Life (b)	10,217	270,137
First American Financial Corp.	101,494	3,655,814
FNFV Group (a)	69,485	748,353
Global Indemnity PLC (a)	8,071	253,833
Greenlight Capital Re, Ltd. (a)	26,740	575,712
Hallmark Financial Services, Inc. (a)	13,829	156,129
HCI Group, Inc.	7,908	236,924
Heritage Insurance Holdings, Inc.	22,793	302,919
Horace Mann Educators Corp.	38,638	1,201,642
Independence Holding Co.	6,241	95,924
Infinity Property & Casualty Corp.	10,738	860,758
James River Group Holdings Ltd.	10,132	313,687
Kemper Corp.	40,810	1,263,478
Maiden Holdings Ltd.	47,659	582,870
MBIA, Inc. (a)	109,996	857,969
National General Holdings Corp.	37,587	758,882
National Interstate Corp.	6,782	208,818
National Western Life Group, Inc.	2,066	447,702
Navigators Group, Inc. (a)	9,936	820,813
OneBeacon Insurance Group Ltd.	21,475	266,290
Patriot National, Inc. (a)(b)	7,150	59,488
Primerica, Inc. (b)	45,322	2,246,158
RLI Corp.	40,346	2,508,714
Safety Insurance Group, Inc.	14,168	802,050
Selective Insurance Group, Inc.	53,262	1,848,724
State Auto Financial Corp.	14,392	295,180
State National Companies, Inc.	28,863	325,575
Stewart Information Services Corp.	21,580	751,416
Third Point Reinsurance Ltd. (a)	78,488	893,193
United Fire Group, Inc.	18,894	846,829
United Insurance Holdings Corp.	15,579	254,093
Universal Insurance Holdings, Inc.	29,544	520,270
		37,080,624
Real Estate Investment Trusts - 9.7%
Acadia Realty Trust (SBI)	64,266	2,165,764
AG Mortgage Investment Trust, Inc.	27,161	363,686
Agree Realty Corp.	19,277	747,562
Alexanders, Inc.	1,978	756,921
Altisource Residential Corp. Class B (b)	53,942	626,806
American Assets Trust, Inc.	34,995	1,388,252
American Capital Mortgage Investment Corp.	44,667	662,412
Anworth Mortgage Asset Corp.	91,117	430,072
Apollo Commercial Real Estate Finance, Inc. (b)	54,682	871,084
Apollo Residential Mortgage, Inc.	30,132	408,590
Ares Commercial Real Estate Corp.	25,889	310,668
Armada Hoffler Properties, Inc.	28,209	330,045
Armour Residential REIT, Inc. (b)	34,314	730,202
Ashford Hospitality Prime, Inc.	26,044	291,432
Ashford Hospitality Trust, Inc.	77,280	431,995
Bluerock Residental Growth (REIT), Inc.	17,557	192,074
Capstead Mortgage Corp.	89,604	870,951
CareTrust (REIT), Inc.	54,952	698,989
CatchMark Timber Trust, Inc.	37,296	395,711
Cedar Shopping Centers, Inc.	80,720	558,582
Chambers Street Properties	393,087	3,329,447
Chatham Lodging Trust	36,196	771,337
Chesapeake Lodging Trust	56,090	1,381,497
Colony Financial, Inc.	104,835	1,853,483
Colony Starwood Homes	35,940	875,858
CorEnergy Infrastructure Trust, Inc. (b)	10,917	232,423
Coresite Realty Corp.	22,768	1,706,006
Cousins Properties, Inc.	202,795	2,098,928
CubeSmart	164,434	4,868,891
CyrusOne, Inc.	68,513	3,023,479
CYS Investments, Inc.	148,184	1,201,772
DCT Industrial Trust, Inc.	82,505	3,330,727
DiamondRock Hospitality Co.	188,585	1,680,292
DuPont Fabros Technology, Inc.	65,341	2,601,879
Dynex Capital, Inc.	46,278	300,807
Easterly Government Properties, Inc.	12,407	228,909
EastGroup Properties, Inc.	30,258	1,807,916
Education Realty Trust, Inc.	59,162	2,352,873
EPR Properties	53,428	3,519,837
Equity One, Inc.	74,333	2,103,624
FelCor Lodging Trust, Inc.	134,955	966,278
First Industrial Realty Trust, Inc.	108,687	2,493,280
First Potomac Realty Trust	55,135	463,685
Franklin Street Properties Corp.	85,290	905,780
Getty Realty Corp.	23,849	469,348
Gladstone Commercial Corp.	21,045	354,187
Government Properties Income Trust (b)	66,235	1,253,166
Great Ajax Corp.	3,739	50,925
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,116	700,650
Hatteras Financial Corp.	90,432	1,436,964
Healthcare Realty Trust, Inc. (b)	93,934	2,844,322
Hersha Hospitality Trust	43,334	835,913
Highwoods Properties, Inc. (SBI)	87,763	4,101,165
Hudson Pacific Properties, Inc.	69,749	2,040,158
Independence Realty Trust, Inc.	29,742	213,250
InfraReit, Inc.	20,669	342,692
Invesco Mortgage Capital, Inc.	106,164	1,364,207
Investors Real Estate Trust (b)	115,403	694,726
iStar Financial, Inc. (a)(b)	71,879	704,414
Kite Realty Group Trust	78,172	2,128,624
Ladder Capital Corp. Class A	40,375	480,866
LaSalle Hotel Properties (SBI)	105,937	2,531,894
Lexington Corporate Properties Trust (b)	193,150	1,695,857
LTC Properties, Inc.	35,171	1,631,583
Mack-Cali Realty Corp.	83,511	2,134,541
Medical Properties Trust, Inc. (b)	219,364	2,919,735
Monmouth Real Estate Investment Corp. Class A	59,753	687,160
Monogram Residential Trust, Inc.	156,113	1,581,425
National Health Investors, Inc.	35,220	2,398,130
National Storage Affiliates Trust	21,190	413,629
New Residential Investment Corp.	215,886	2,612,221
New Senior Investment Group, Inc.	77,991	842,303
New York (REIT), Inc.	152,600	1,500,058
New York Mortgage Trust, Inc. (b)	102,989	535,543
NexPoint Residential Trust, Inc.	17,273	242,858
One Liberty Properties, Inc.	11,536	270,173
Orchid Island Capital, Inc. (b)	20,348	196,969
Parkway Properties, Inc.	79,588	1,309,223
Pebblebrook Hotel Trust	67,420	1,863,489
Pennsylvania Real Estate Investment Trust (SBI) (b)	64,851	1,487,682
PennyMac Mortgage Investment Trust	64,940	882,535
Physicians Realty Trust	125,813	2,280,990
Potlatch Corp.	38,225	1,346,285
Preferred Apartment Communities, Inc. Class A	21,174	261,287
PS Business Parks, Inc.	18,208	1,743,598
QTS Realty Trust, Inc. Class A	30,544	1,478,940
RAIT Financial Trust	86,063	261,632
Ramco-Gershenson Properties Trust (SBI)	74,139	1,313,002
Redwood Trust, Inc. (b)	72,704	942,244
Resource Capital Corp.	29,938	355,663
Retail Opportunity Investments Corp.	93,082	1,830,923
Rexford Industrial Realty, Inc.	61,319	1,150,958
RLJ Lodging Trust	117,513	2,475,999
Rouse Properties, Inc.	34,259	632,764
Ryman Hospitality Properties, Inc.	40,803	2,102,579
Sabra Health Care REIT, Inc.	61,190	1,290,497
Saul Centers, Inc.	9,099	483,885
Select Income REIT	58,755	1,360,178
Silver Bay Realty Trust Corp.	34,681	506,343
Sovran Self Storage, Inc. (b)	36,804	3,909,321
Stag Industrial, Inc.	61,325	1,224,047
Store Capital Corp.	37,560	964,165
Summit Hotel Properties, Inc.	82,130	936,282
Sun Communities, Inc.	52,451	3,559,849
Sunstone Hotel Investors, Inc.	195,625	2,505,956
Terreno Realty Corp.	40,576	923,916
The GEO Group, Inc.	70,079	2,244,630
UMH Properties, Inc.	21,429	210,004
United Development Funding IV (b)	27,257	87,222
Universal Health Realty Income Trust (SBI)	11,902	649,849
Urban Edge Properties	83,193	2,158,026
Urstadt Biddle Properties, Inc. Class A	25,813	530,715
Washington REIT (SBI)	63,701	1,826,308
Western Asset Mortgage Capital Corp. (b)	38,734	386,178
Whitestone REIT Class B	26,128	350,899
Xenia Hotels & Resorts, Inc.	104,917	1,613,623
		150,982,148
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	45,838	1,752,845
Altisource Asset Management Corp. (a)(b)	656	10,988
Altisource Portfolio Solutions SA (a)(b)	12,369	387,026
AV Homes, Inc. (a)(b)	10,930	125,695
Consolidated-Tomoka Land Co.	3,994	196,904
Forestar Group, Inc. (a)(b)	31,800	429,300
FRP Holdings, Inc. (a)	6,250	228,000
Kennedy-Wilson Holdings, Inc.	87,167	1,883,679
Marcus & Millichap, Inc. (a)	12,831	321,801
RE/MAX Holdings, Inc.	11,073	407,486
Tejon Ranch Co. (a)(b)	13,197	297,196
The RMR Group, Inc. (a)	6,323	157,569
The St. Joe Co. (a)(b)	51,885	874,262
		7,072,751
Thrifts & Mortgage Finance - 2.0%
Anchor BanCorp Wisconsin, Inc. (a)(b)	6,978	333,967
Astoria Financial Corp.	83,939	1,262,443
Bank Mutual Corp.	44,702	361,192
BankFinancial Corp.	18,220	225,199
Bear State Financial, Inc. (b)	11,785	115,964
Beneficial Bancorp, Inc. (a)	76,031	1,056,071
BofI Holding, Inc. (a)(b)	57,538	1,172,049
BSB Bancorp, Inc. (a)	7,320	173,996
Capitol Federal Financial, Inc.	130,030	1,728,099
Charter Financial Corp.	15,600	195,468
Clifton Bancorp, Inc.	23,977	356,778
Dime Community Bancshares, Inc.	29,237	529,482
Essent Group Ltd. (a)	52,236	1,066,659
EverBank Financial Corp.	90,693	1,367,650
Farmer Mac Class C (non-vtg.)	9,440	384,019
First Defiance Financial Corp.	8,695	344,148
Flagstar Bancorp, Inc. (a)	19,174	453,849
Fox Chase Bancorp, Inc.	10,608	209,084
Hingham Institution for Savings	1,263	161,651
HomeStreet, Inc. (a)(b)	22,957	494,723
Impac Mortgage Holdings, Inc. (a)(b)	7,778	110,448
Kearny Financial Corp.	86,811	1,095,555
Lendingtree, Inc. (a)(b)	5,876	525,726
Meridian Bancorp, Inc.	51,208	748,661
Meta Financial Group, Inc.	7,074	351,012
MGIC Investment Corp. (a)(b)	318,178	2,300,427
Nationstar Mortgage Holdings, Inc. (a)(b)	34,421	398,939
NMI Holdings, Inc. (a)	47,154	296,599
Northfield Bancorp, Inc.	43,824	695,049
Northwest Bancshares, Inc.	93,524	1,311,206
OceanFirst Financial Corp.	12,497	243,442
Ocwen Financial Corp. (a)	100,851	227,923
Oritani Financial Corp.	40,802	707,099
PennyMac Financial Services, Inc. (a)	12,770	162,690
PHH Corp. (a)	44,722	573,783
Provident Financial Services, Inc.	60,593	1,210,648
Radian Group, Inc.	173,224	2,215,535
Stonegate Mortgage Corp. (a)(b)	13,399	77,312
Territorial Bancorp, Inc.	8,328	218,443
Trustco Bank Corp., New York	89,369	572,855
United Community Financial Corp.	47,209	280,421
United Financial Bancorp, Inc. New	46,764	606,997
Walker & Dunlop, Inc. (a)	24,860	548,163
Walter Investment Management Corp. (a)(b)	33,992	246,442
Washington Federal, Inc.	88,356	2,146,167
Waterstone Financial, Inc.	25,449	356,795
WSFS Financial Corp.	28,724	980,637
		31,201,465

TOTAL FINANCIALS		404,417,532

HEALTH CARE - 14.0%
Biotechnology - 4.6%
Abeona Therapeutics, Inc. (a)(b)	9,409	25,592
ACADIA Pharmaceuticals, Inc. (a)(b)	79,031	2,552,701
Acceleron Pharma, Inc. (a)(b)	22,817	683,369
Achillion Pharmaceuticals, Inc. (a)	109,283	934,370
Acorda Therapeutics, Inc. (a)(b)	40,245	1,040,333
Adamas Pharmaceuticals, Inc. (a)	11,203	189,107
Aduro Biotech, Inc. (b)	7,647	99,029
Advaxis, Inc. (a)(b)	28,671	221,914
Aegerion Pharmaceuticals, Inc. (a)	22,134	63,082
Affimed NV (a)(b)	14,669	59,409
Agenus, Inc. (a)(b)	70,620	248,582
Aimmune Therapeutics, Inc. (a)(b)	10,158	131,546
Akebia Therapeutics, Inc. (a)	30,379	285,259
Alder Biopharmaceuticals, Inc. (a)(b)	25,506	677,184
AMAG Pharmaceuticals, Inc. (a)(b)	32,404	859,354
Amicus Therapeutics, Inc. (a)(b)	108,829	812,953
Anacor Pharmaceuticals, Inc. (a)(b)	38,433	2,411,286
Anthera Pharmaceuticals, Inc. (a)(b)	35,147	130,044
Applied Genetic Technologies Corp. (a)	8,211	128,995
Ardelyx, Inc. (a)	20,333	162,867
Arena Pharmaceuticals, Inc. (a)(b)	225,094	387,162
ARIAD Pharmaceuticals, Inc. (a)	157,692	1,132,229
Array BioPharma, Inc. (a)	134,283	428,363
Arrowhead Pharmaceuticals, Inc. (a)	56,460	326,903
Asterias Biotherapeutics, Inc. (a)(b)	8,689	37,276
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	1,409	845
Atara Biotherapeutics, Inc. (a)(b)	15,987	287,926
aTyr Pharma, Inc. (a)	5,024	17,885
Avalanche Biotechnologies, Inc. (a)	17,959	101,289
Axovant Sciences Ltd. (a)(b)	12,791	166,283
Bellicum Pharmaceuticals, Inc. (a)(b)	7,651	77,581
BioCryst Pharmaceuticals, Inc. (a)(b)	68,452	223,154
Biospecifics Technologies Corp. (a)	4,707	167,381
BioTime, Inc. (a)(b)	55,537	162,168
Blueprint Medicines Corp.	8,611	130,715
Calithera Biosciences, Inc. (a)(b)	10,151	54,105
Cara Therapeutics, Inc. (a)	18,968	115,705
Catabasis Pharmaceuticals, Inc.	4,212	18,575
Catalyst Pharmaceutical Partners, Inc. (a)(b)	66,793	45,419
Celldex Therapeutics, Inc. (a)(b)	92,750	371,000
Cellular Biomedicine Group, Inc. (a)(b)	9,341	161,319
Cepheid, Inc. (a)	67,387	1,923,225
ChemoCentryx, Inc. (a)(b)	26,097	62,633
Chiasma, Inc. (a)(b)	6,676	22,498
Chimerix, Inc. (a)	43,117	257,840
Cidara Therapeutics, Inc. (b)	4,571	61,160
Clovis Oncology, Inc. (a)(b)	25,877	359,949
Coherus BioSciences, Inc. (a)(b)	22,307	420,041
Concert Pharmaceuticals, Inc. (a)	13,887	193,585
CorMedix, Inc. (a)(b)	34,231	143,086
CTI BioPharma Corp. (a)(b)	203,182	102,322
Curis, Inc. (a)	107,445	214,890
Cytokinetics, Inc. (a)	32,939	268,123
CytomX Therapeutics, Inc. (a)	7,046	91,034
CytRx Corp. (a)(b)	59,815	194,997
Dicerna Pharmaceuticals, Inc. (a)	13,982	64,597
Dimension Therapeutics, Inc.	5,605	39,852
Dyax Corp. rights 12/31/19 (a)	125,389	295,918
Dynavax Technologies Corp. (a)	34,011	558,121
Eagle Pharmaceuticals, Inc. (a)	8,091	306,325
Edge Therapeutics, Inc. (a)(b)	7,407	60,960
Editas Medicine, Inc.	6,286	207,752
Emergent BioSolutions, Inc. (a)(b)	28,338	1,091,580
Enanta Pharmaceuticals, Inc. (a)(b)	15,079	440,307
Epizyme, Inc. (a)(b)	37,418	389,896
Esperion Therapeutics, Inc. (a)(b)	11,896	194,975
Exact Sciences Corp. (a)(b)	90,321	634,053
Exelixis, Inc. (a)(b)	211,815	976,467
Fibrocell Science, Inc. (a)(b)	24,345	67,192
FibroGen, Inc. (a)	45,162	812,916
Five Prime Therapeutics, Inc. (a)	21,290	1,013,191
Flexion Therapeutics, Inc. (a)(b)	13,332	138,653
Foundation Medicine, Inc. (a)(b)	11,491	183,281
Galena Biopharma, Inc. (a)(b)	170,118	234,763
Genocea Biosciences, Inc. (a)(b)	19,657	86,491
Genomic Health, Inc. (a)	16,865	443,212
Geron Corp. (a)(b)	150,410	443,710
Global Blood Therapeutics, Inc. (a)	6,084	122,714
Halozyme Therapeutics, Inc. (a)(b)	99,782	1,052,700
Heron Therapeutics, Inc. (a)(b)	27,100	581,024
Idera Pharmaceuticals, Inc. (a)(b)	75,522	125,367
Ignyta, Inc. (a)	19,732	136,545
Immune Design Corp. (a)	10,382	141,610
ImmunoGen, Inc. (a)(b)	81,506	558,316
Immunomedics, Inc. (a)(b)	91,040	323,192
Infinity Pharmaceuticals, Inc. (a)	47,074	273,029
Inovio Pharmaceuticals, Inc. (a)(b)	66,606	698,031
Insmed, Inc. (a)	57,320	696,438
Insys Therapeutics, Inc. (a)(b)	22,193	321,577
Invitae Corp. (a)(b)	6,756	64,452
Ironwood Pharmaceuticals, Inc. Class A (a)	118,667	1,240,070
Karyopharm Therapeutics, Inc. (a)	22,043	205,000
Keryx Biopharmaceuticals, Inc. (a)(b)	97,604	530,966
Kite Pharma, Inc. (a)(b)	30,420	1,407,838
La Jolla Pharmaceutical Co. (a)	13,139	243,203
Lexicon Pharmaceuticals, Inc. (a)(b)	39,123	540,289
Ligand Pharmaceuticals, Inc. Class B (a)(b)	16,437	1,986,740
Lion Biotechnologies, Inc. (a)(b)	40,856	231,654
Loxo Oncology, Inc. (a)(b)	8,260	190,393
Macrogenics, Inc. (a)	29,617	608,926
MannKind Corp. (a)(b)	227,284	306,833
Medgenics, Inc. (a)	20,426	97,432
Merrimack Pharmaceuticals, Inc. (a)(b)	108,814	770,403
MiMedx Group, Inc. (a)(b)	102,106	768,858
Mirati Therapeutics, Inc. (a)	10,390	215,281
Momenta Pharmaceuticals, Inc. (a)	57,982	551,409
Myriad Genetics, Inc. (a)(b)	65,127	2,344,572
NantKwest, Inc. (a)	5,644	46,789
Natera, Inc. (a)(b)	8,984	88,223
Navidea Biopharmaceuticals, Inc. (a)(b)	143,135	197,526
Neurocrine Biosciences, Inc. (a)	80,109	3,651,368
NewLink Genetics Corp. (a)(b)	19,773	320,520
Nivalis Therapeutics, Inc.	4,435	18,760
Northwest Biotherapeutics, Inc. (a)(b)	49,843	69,780
Novavax, Inc. (a)(b)	251,869	1,319,794
OncoCyte Corp. (a)	2,349	12,191
OncoMed Pharmaceuticals, Inc. (a)(b)	15,524	192,498
Oncothyreon, Inc. (a)(b)	89,090	115,817
Ophthotech Corp. (a)(b)	22,037	1,030,009
Organovo Holdings, Inc. (a)(b)	83,433	226,938
Osiris Therapeutics, Inc. (b)	16,962	95,157
Otonomy, Inc. (a)	17,485	249,336
OvaScience, Inc. (a)(b)	21,774	182,466
PDL BioPharma, Inc.	154,661	583,072
Peregrine Pharmaceuticals, Inc. (a)(b)	203,164	71,940
Pfenex, Inc. (a)	14,768	120,507
Portola Pharmaceuticals, Inc. (a)(b)	46,982	1,116,292
Progenics Pharmaceuticals, Inc. (a)	66,052	350,736
Proteon Therapeutics, Inc. (a)(b)	6,538	63,811
Prothena Corp. PLC (a)(b)	31,746	1,371,110
PTC Therapeutics, Inc. (a)(b)	30,774	228,343
Radius Health, Inc. (a)(b)	31,007	1,103,849
Raptor Pharmaceutical Corp. (a)	75,974	373,032
REGENXBIO, Inc. (a)	6,349	66,157
Regulus Therapeutics, Inc. (a)(b)	26,978	157,552
Repligen Corp. (a)(b)	30,930	823,975
Retrophin, Inc. (a)	33,188	457,331
Rigel Pharmaceuticals, Inc. (a)	81,542	230,764
Sage Therapeutics, Inc. (a)	14,545	548,201
Sangamo Biosciences, Inc. (a)	66,009	415,857
Sarepta Therapeutics, Inc. (a)(b)	42,013	596,164
Seres Therapeutics, Inc.	8,104	239,230
Sorrento Therapeutics, Inc. (a)(b)	27,086	185,810
Spark Therapeutics, Inc. (a)(b)	8,402	301,548
Spectrum Pharmaceuticals, Inc. (a)(b)	63,548	450,555
Stemline Therapeutics, Inc. (a)	14,670	80,685
Synergy Pharmaceuticals, Inc. (a)(b)	94,504	296,743
Synta Pharmaceuticals Corp. (a)(b)	71,558	28,623
T2 Biosystems, Inc. (a)(b)	9,635	88,353
TESARO, Inc. (a)(b)	21,930	908,779
TG Therapeutics, Inc. (a)(b)	35,805	326,184
Threshold Pharmaceuticals, Inc. (a)	55,627	24,470
Tobira Therapeutics, Inc. (a)	2,597	20,438
Tokai Pharmaceuticals, Inc. (a)(b)	8,153	59,761
Trevena, Inc. (a)	30,310	236,115
Trovagene, Inc. (a)(b)	27,003	108,552
Ultragenyx Pharmaceutical, Inc. (a)	36,071	2,439,121
Vanda Pharmaceuticals, Inc. (a)	39,869	354,834
Verastem, Inc. (a)	30,409	50,175
Versartis, Inc. (a)(b)	20,587	186,518
Vitae Pharmaceuticals, Inc. (a)	16,313	117,290
Vital Therapies, Inc. (a)	20,341	174,322
Voyager Therapeutics, Inc. (a)(b)	5,030	58,600
vTv Therapeutics, Inc. Class A (a)	5,633	35,488
Xbiotech, Inc. (b)	3,633	46,321
Xencor, Inc. (a)	27,083	331,767
XOMA Corp. (a)(b)	83,342	68,224
Zafgen, Inc. (a)(b)	14,411	91,798
ZIOPHARM Oncology, Inc. (a)(b)	107,818	847,449
		71,118,334
Health Care Equipment & Supplies - 3.8%
Abaxis, Inc.	21,180	959,878
Abiomed, Inc. (a)(b)	39,097	3,797,883
Accuray, Inc. (a)(b)	74,810	400,982
Analogic Corp.	11,704	924,499
Angiodynamics, Inc. (a)	24,056	294,686
Anika Therapeutics, Inc. (a)(b)	13,745	627,597
Antares Pharma, Inc. (a)(b)	140,950	155,045
Atricure, Inc. (a)(b)	26,927	428,139
Atrion Corp.	1,342	533,177
Cantel Medical Corp.	32,167	2,154,867
Cardiovascular Systems, Inc. (a)	29,892	417,890
Cerus Corp. (a)(b)	89,744	561,797
ConforMis, Inc. (a)(b)	9,124	113,046
CONMED Corp.	25,984	1,076,257
Corindus Vascular Robotics, Inc. (b)	18,619	19,550
Cryolife, Inc.	24,345	301,878
Cutera, Inc. (a)	11,955	139,395
Cynosure, Inc. Class A (a)(b)	20,799	1,017,903
EndoChoice Holdings, Inc. (a)	5,812	32,082
Endologix, Inc. (a)(b)	69,073	774,308
Entellus Medical, Inc. (a)(b)	4,947	71,929
Exactech, Inc. (a)	9,774	222,261
Genmark Diagnostics, Inc. (a)	38,494	227,500
Glaukos Corp.	6,070	114,359
Globus Medical, Inc. (a)(b)	64,349	1,611,299
Greatbatch, Inc. (a)	23,975	834,330
Haemonetics Corp. (a)	48,541	1,574,185
Halyard Health, Inc. (a)	43,814	1,233,802
HeartWare International, Inc. (a)(b)	16,224	541,233
ICU Medical, Inc. (a)	13,275	1,318,739
Inogen, Inc. (a)	14,766	721,467
Insulet Corp. (a)	53,274	1,774,024
Integra LifeSciences Holdings Corp. (a)	26,564	1,881,262
Invacare Corp.	30,487	342,674
InVivo Therapeutics Holdings Corp. (a)(b)	29,508	177,048
Invuity, Inc.	3,926	26,697
IRadimed Corp. (a)	2,639	43,200
K2M Group Holdings, Inc. (a)	16,144	262,501
Lantheus Holdings, Inc. (a)	10,561	21,756
LDR Holding Corp. (a)	23,793	641,221
LeMaitre Vascular, Inc.	10,863	180,109
LivaNova PLC (a)	41,600	2,193,568
Masimo Corp. (a)	40,994	1,777,090
Meridian Bioscience, Inc.	38,724	740,016
Merit Medical Systems, Inc. (a)	40,853	827,273
Natus Medical, Inc. (a)	30,948	986,313
Neogen Corp. (a)	34,822	1,644,991
Nevro Corp. (a)(b)	15,643	1,051,992
Novocure Ltd. (a)(b)	7,631	98,440
NuVasive, Inc. (a)	45,304	2,398,394
Nuvectra Corp. (a)	7,711	64,811
NxStage Medical, Inc. (a)	59,471	958,673
OraSure Technologies, Inc. (a)	52,391	376,167
Orthofix International NV (a)	17,653	772,495
Oxford Immunotec Global PLC (a)(b)	18,595	194,504
Penumbra, Inc. (a)(b)	4,341	236,585
Quidel Corp. (a)(b)	25,962	449,143
Rockwell Medical Technologies, Inc. (a)(b)	47,256	437,118
RTI Biologics, Inc. (a)	52,699	210,269
Seaspine Holdings Corp. (a)	7,543	112,542
Second Sight Medical Products, Inc. (a)(b)	10,700	50,611
Sientra, Inc. (a)(b)	7,373	59,869
Staar Surgical Co. (a)(b)	37,337	287,868
Steris PLC	79,788	5,638,594
SurModics, Inc. (a)	11,807	237,557
Tandem Diabetes Care, Inc. (a)	16,120	179,416
The Spectranetics Corp. (a)(b)	39,939	678,963
TransEnterix, Inc. (a)(b)	43,968	65,952
Unilife Corp. (a)(b)	125,005	68,740
Utah Medical Products, Inc.	3,412	228,263
Vascular Solutions, Inc. (a)	15,987	558,746
Veracyte, Inc. (a)(b)	12,443	72,169
West Pharmaceutical Services, Inc.	67,335	4,794,252
Wright Medical Group NV (a)	83,807	1,573,895
Zeltiq Aesthetics, Inc. (a)(b)	30,249	904,445
		59,482,179
Health Care Providers & Services - 2.8%
AAC Holdings, Inc. (a)(b)	7,249	149,257
Aceto Corp.	26,955	604,601
Addus HomeCare Corp. (a)	5,676	105,006
Adeptus Health, Inc. Class A (a)(b)	5,815	396,118
Air Methods Corp. (a)(b)	36,845	1,362,528
Alliance Healthcare Services, Inc. (a)	4,193	30,148
Almost Family, Inc. (a)	6,855	287,979
Amedisys, Inc. (a)	26,438	1,361,293
AMN Healthcare Services, Inc. (a)(b)	44,493	1,579,946
AmSurg Corp. (a)(b)	50,537	4,092,486
BioScrip, Inc. (a)(b)	62,568	165,180
BioTelemetry, Inc. (a)	25,431	400,030
Capital Senior Living Corp. (a)	27,450	550,647
Chemed Corp.	15,973	2,072,976
Civitas Solutions, Inc. (a)	10,593	212,284
Corvel Corp. (a)	8,153	368,516
Cross Country Healthcare, Inc. (a)	30,235	375,821
Diplomat Pharmacy, Inc. (a)(b)	33,923	1,027,528
ExamWorks Group, Inc. (a)(b)	38,736	1,396,433
Five Star Quality Care, Inc. (a)	38,816	94,711
Genesis HealthCare, Inc. Class A (a)	33,644	84,783
HealthEquity, Inc. (a)(b)	34,081	857,137
HealthSouth Corp.	85,736	3,554,615
Healthways, Inc. (a)	29,432	342,883
Kindred Healthcare, Inc.	78,276	1,155,354
Landauer, Inc.	9,042	314,119
LHC Group, Inc. (a)	12,300	496,182
Magellan Health Services, Inc. (a)	23,373	1,646,862
Molina Healthcare, Inc. (a)(b)	36,775	1,903,474
National Healthcare Corp.	9,350	602,608
National Research Corp. Class A	8,925	128,431
Nobilis Health Corp. (a)	28,212	118,946
Owens & Minor, Inc. (b)	59,075	2,149,739
PharMerica Corp. (a)	28,534	674,544
Providence Service Corp. (a)	12,397	617,866
RadNet, Inc. (a)	31,234	157,732
Select Medical Holdings Corp. (a)(b)	98,625	1,319,603
Surgery Partners, Inc. (a)(b)	14,939	243,356
Surgical Care Affiliates, Inc. (a)	20,145	974,011
Team Health Holdings, Inc. (a)	67,512	2,824,027
Teladoc, Inc.	8,483	103,068
The Ensign Group, Inc.	47,778	1,077,872
Triple-S Management Corp. (a)	22,307	580,874
Trupanion, Inc. (a)(b)	14,769	184,169
U.S. Physical Therapy, Inc.	11,492	572,991
Universal American Spin Corp.	47,384	352,537
Wellcare Health Plans, Inc. (a)	41,265	3,713,437
		43,384,708
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	30,842	111,031
Computer Programs & Systems, Inc. (b)	10,599	544,047
Connecture, Inc. (a)	4,940	11,411
Evolent Health, Inc.	12,559	150,834
HealthStream, Inc. (a)	23,813	538,650
HMS Holdings Corp. (a)(b)	80,186	1,354,342
Imprivata, Inc. (a)	8,235	99,808
Medidata Solutions, Inc. (a)(b)	51,814	2,260,645
Omnicell, Inc. (a)	34,051	1,084,865
Press Ganey Holdings, Inc.	9,641	293,761
Quality Systems, Inc.	46,747	658,198
Vocera Communications, Inc. (a)	24,291	284,691
		7,392,283
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	23,397	293,632
Albany Molecular Research, Inc. (a)(b)	23,810	358,341
Cambrex Corp. (a)	29,363	1,416,471
Fluidigm Corp. (a)(b)	26,265	251,619
Harvard Bioscience, Inc. (a)	29,683	88,159
INC Research Holdings, Inc. Class A (a)	12,114	583,047
Luminex Corp. (a)(b)	39,957	803,136
Nanostring Technologies, Inc. (a)	12,334	196,357
NeoGenomics, Inc. (a)	50,634	412,161
Pacific Biosciences of California, Inc. (a)	65,365	630,772
PAREXEL International Corp. (a)	51,689	3,158,198
PRA Health Sciences, Inc. (a)(b)	18,615	883,282
Sequenom, Inc. (a)(b)	107,712	137,871
		9,213,046
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (b)	5,255	97,112
Aerie Pharmaceuticals, Inc. (a)(b)	19,441	308,334
Agile Therapeutics, Inc. (a)	12,270	71,043
Alimera Sciences, Inc. (a)(b)	26,291	58,366
Amphastar Pharmaceuticals, Inc. (a)	30,340	373,182
ANI Pharmaceuticals, Inc. (a)(b)	7,481	340,161
Aralez Pharmaceuticals, Inc. (a)	47,995	187,660
Aratana Therapeutics, Inc. (a)(b)	27,263	163,851
Assembly Biosciences, Inc. (a)	13,129	78,774
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc.	4,437	110,925
Biodelivery Sciences International, Inc. (a)(b)	41,310	139,628
Carbylan Therapeutics, Inc.	10,135	7,419
Catalent, Inc. (a)	78,457	2,316,835
Cempra, Inc. (a)(b)	32,604	551,986
Collegium Pharmaceutical, Inc. (b)	6,704	127,778
Corcept Therapeutics, Inc. (a)(b)	56,896	271,394
Corium International, Inc. (a)	9,778	43,805
DepoMed, Inc. (a)(b)	56,351	979,380
Dermira, Inc. (a)	14,760	373,280
Durect Corp. (a)(b)	104,249	139,694
Endocyte, Inc. (a)(b)	34,473	134,445
Flex Pharma, Inc. (a)(b)	4,501	49,331
Foamix Pharmaceuticals Ltd. (a)(b)	20,040	126,452
Heska Corp. (a)	5,234	160,160
Impax Laboratories, Inc. (a)	67,336	2,245,656
Innoviva, Inc.	79,964	986,756
Intersect ENT, Inc. (a)	15,685	314,484
Intra-Cellular Therapies, Inc. (a)	25,102	861,501
Lannett Co., Inc. (a)(b)	24,964	478,810
MyoKardia, Inc. (a)(b)	5,717	65,402
Nektar Therapeutics (a)(b)	123,526	1,936,888
Neos Therapeutics, Inc. (a)(b)	5,583	50,638
Ocular Therapeutix, Inc. (a)(b)	13,565	166,578
Omeros Corp. (a)(b)	35,681	472,773
Orexigen Therapeutics, Inc. (a)(b)	89,685	40,089
Pacira Pharmaceuticals, Inc. (a)(b)	34,215	1,851,374
Paratek Pharmaceuticals, Inc. (a)	11,204	152,598
Pernix Therapeutics Holdings, Inc. (a)(b)	39,686	29,768
Phibro Animal Health Corp. Class A	16,213	336,258
Prestige Brands Holdings, Inc. (a)	49,005	2,782,504
Relypsa, Inc. (a)(b)	30,191	546,457
Revance Therapeutics, Inc. (a)(b)	17,407	319,941
Sagent Pharmaceuticals, Inc. (a)	21,221	247,012
SciClone Pharmaceuticals, Inc. (a)(b)	46,237	610,328
Sucampo Pharmaceuticals, Inc. Class A (a)	22,271	240,081
Supernus Pharmaceuticals, Inc. (a)	31,775	545,259
Teligent, Inc. (a)(b)	37,366	206,260
Tetraphase Pharmaceuticals, Inc. (a)(b)	32,583	182,465
The Medicines Company (a)(b)	62,172	2,212,701
TherapeuticsMD, Inc. (a)(b)	135,128	1,114,806
Theravance Biopharma, Inc. (a)(b)	26,644	552,863
VIVUS, Inc. (a)	99,526	164,218
XenoPort, Inc. (a)	56,130	246,972
Zogenix, Inc. (a)	23,517	241,049
Zynerba Pharmaceuticals, Inc. (a)	2,953	24,067
		27,437,551

TOTAL HEALTH CARE		218,028,101

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.5%
AAR Corp.	33,393	802,768
Aerojet Rocketdyne Holdings, Inc. (a)(b)	58,876	1,066,833
AeroVironment, Inc. (a)(b)	18,215	526,049
American Science & Engineering, Inc.	6,739	193,072
Astronics Corp. (a)	20,717	765,493
Cubic Corp.	20,358	846,282
Curtiss-Wright Corp.	41,655	3,189,940
DigitalGlobe, Inc. (a)	60,354	1,337,445
Ducommun, Inc. (a)	10,224	162,664
Engility Holdings, Inc. (a)	16,908	332,580
Esterline Technologies Corp. (a)	27,687	1,900,989
HEICO Corp.	17,925	1,098,982
HEICO Corp. Class A	37,531	1,920,837
KEYW Holding Corp. (a)	31,725	218,585
KLX, Inc. (a)	49,480	1,668,466
Kratos Defense & Security Solutions, Inc. (a)(b)	42,196	224,061
Moog, Inc. Class A (a)	34,412	1,681,370
National Presto Industries, Inc.	4,532	395,145
Sparton Corp. (a)	9,474	203,312
Taser International, Inc. (a)(b)	50,191	916,488
Teledyne Technologies, Inc. (a)(b)	33,108	3,077,389
Vectrus, Inc. (a)	9,618	207,364
		22,736,114
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	49,449	696,736
Atlas Air Worldwide Holdings, Inc. (a)	23,490	938,191
Echo Global Logistics, Inc. (a)	27,793	649,522
Forward Air Corp.	29,065	1,324,783
Hub Group, Inc. Class A (a)(b)	33,831	1,303,170
Park-Ohio Holdings Corp.	8,132	206,959
Radiant Logistics, Inc. (a)	28,869	113,744
XPO Logistics, Inc. (a)(b)	67,045	2,020,736
		7,253,841
Airlines - 0.4%
Allegiant Travel Co.	12,561	2,016,920
Hawaiian Holdings, Inc. (a)	44,605	1,876,532
SkyWest, Inc.	48,474	1,139,139
Virgin America, Inc. (a)(b)	20,586	1,146,434
		6,179,025
Building Products - 1.0%
AAON, Inc.	38,386	1,017,997
Advanced Drain Systems, Inc. Del (b)	31,610	730,823
American Woodmark Corp. (a)	12,016	875,245
Apogee Enterprises, Inc.	27,343	1,133,094
Builders FirstSource, Inc. (a)	47,724	529,259
Continental Building Products, Inc. (a)	28,603	560,905
Gibraltar Industries, Inc. (a)	29,022	767,632
Griffon Corp.	30,287	478,837
Insteel Industries, Inc.	17,293	501,324
Masonite International Corp. (a)	28,285	1,913,763
NCI Building Systems, Inc. (a)	25,652	378,110
Nortek, Inc. (a)	9,218	434,721
Patrick Industries, Inc. (a)	11,950	547,908
PGT, Inc. (a)	44,032	461,015
Ply Gem Holdings, Inc. (a)	20,358	298,245
Quanex Building Products Corp.	31,833	599,734
Simpson Manufacturing Co. Ltd.	39,270	1,476,552
Trex Co., Inc. (a)(b)	27,947	1,326,085
Universal Forest Products, Inc.	18,843	1,444,316
		15,475,565
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	52,372	1,684,807
ACCO Brands Corp. (a)	103,208	984,604
ARC Document Solutions, Inc. (a)	39,231	161,632
Brady Corp. Class A	44,834	1,187,653
Casella Waste Systems, Inc. Class A (a)	37,531	268,722
CECO Environmental Corp.	26,678	176,075
Civeo Corp. (a)(b)	101,775	154,698
Deluxe Corp.	46,717	2,932,893
Ennis, Inc.	24,109	471,090
Essendant, Inc.	36,028	1,109,302
G&K Services, Inc. Class A	18,707	1,321,650
Healthcare Services Group, Inc. (b)	66,720	2,525,352
Heritage-Crystal Clean, Inc. (a)	11,048	114,899
Herman Miller, Inc.	55,864	1,685,417
HNI Corp.	41,727	1,824,304
InnerWorkings, Inc. (a)(b)	35,447	289,602
Interface, Inc.	62,010	1,055,410
Kimball International, Inc. Class B	32,615	379,639
Knoll, Inc.	45,831	1,070,154
Matthews International Corp. Class A	30,889	1,625,997
McGrath RentCorp.	22,596	550,890
Mobile Mini, Inc.	43,038	1,387,976
Msa Safety, Inc.	27,541	1,324,447
Multi-Color Corp.	11,836	708,148
NL Industries, Inc. (a)	5,068	15,559
Quad/Graphics, Inc.	27,162	340,883
SP Plus Corp. (a)(b)	15,832	352,737
Steelcase, Inc. Class A	78,033	1,190,784
Team, Inc. (a)	27,190	781,169
Tetra Tech, Inc.	56,318	1,655,749
The Brink's Co.	45,585	1,542,596
TRC Companies, Inc. (a)	15,187	130,001
U.S. Ecology, Inc.	20,364	916,991
UniFirst Corp.	13,891	1,505,507
Viad Corp.	18,648	554,778
VSE Corp.	3,936	244,189
West Corp.	49,059	1,051,334
		35,277,638
Construction & Engineering - 0.8%
Aegion Corp. (a)	34,603	734,622
Ameresco, Inc. Class A (a)	17,781	79,481
Argan, Inc.	12,061	412,245
Comfort Systems U.S.A., Inc.	34,977	1,031,472
Dycom Industries, Inc. (a)(b)	31,938	2,254,823
EMCOR Group, Inc.	58,691	2,845,340
Granite Construction, Inc.	36,866	1,643,855
Great Lakes Dredge & Dock Corp. (a)	54,790	250,390
HC2 Holdings, Inc. (b)	22,904	88,409
MasTec, Inc. (a)	62,608	1,418,697
MYR Group, Inc. (a)	18,816	479,996
Northwest Pipe Co. (a)	8,544	92,190
NV5 Holdings, Inc. (a)	4,647	115,385
Orion Marine Group, Inc. (a)	26,718	156,033
Primoris Services Corp.	36,525	854,320
Tutor Perini Corp. (a)	34,747	549,698
		13,006,956
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	5,507	118,676
AZZ, Inc.	24,183	1,328,130
Encore Wire Corp.	19,234	735,701
EnerSys	41,718	2,435,080
Enphase Energy, Inc. (a)(b)	24,543	61,603
Franklin Electric Co., Inc.	44,906	1,418,581
FuelCell Energy, Inc. (a)(b)	21,884	130,429
Generac Holdings, Inc. (a)(b)	64,818	2,470,862
General Cable Corp.	45,896	717,813
LSI Industries, Inc.	20,505	259,388
Plug Power, Inc. (a)(b)	163,574	336,962
Powell Industries, Inc.	8,646	269,064
Power Solutions International, Inc. (a)(b)	3,863	50,026
PowerSecure International, Inc. (a)	21,039	393,850
Preformed Line Products Co.	2,436	102,239
Sunrun, Inc. (a)(b)	16,311	128,531
Thermon Group Holdings, Inc. (a)(b)	30,369	569,115
Vicor Corp. (a)	15,095	144,761
		11,670,811
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	35,640	573,448
Machinery - 2.9%
Accuride Corp. (a)	36,169	58,594
Actuant Corp. Class A (b)	55,856	1,491,914
Alamo Group, Inc.	9,117	514,563
Albany International Corp. Class A	26,565	1,070,304
Altra Industrial Motion Corp.	24,915	715,061
American Railcar Industries, Inc. (b)	8,299	340,342
Astec Industries, Inc.	17,784	860,746
Barnes Group, Inc.	51,367	1,668,914
Blue Bird Corp. (a)(b)	5,209	56,309
Briggs & Stratton Corp.	41,793	884,758
Chart Industries, Inc. (a)	28,674	738,069
CIRCOR International, Inc.	16,167	912,627
CLARCOR, Inc.	46,982	2,761,132
Columbus McKinnon Corp. (NY Shares)	18,322	302,496
Commercial Vehicle Group, Inc. (a)	26,307	67,609
Douglas Dynamics, Inc.	20,657	473,252
EnPro Industries, Inc.	21,424	1,255,018
ESCO Technologies, Inc.	24,474	941,760
ExOne Co. (a)	9,494	125,511
Federal Signal Corp.	58,629	802,631
FreightCar America, Inc.	11,280	193,452
Global Brass & Copper Holdings, Inc.	20,063	543,707
Gorman-Rupp Co.	17,978	508,598
Graham Corp.	9,322	172,550
Greenbrier Companies, Inc. (b)	24,783	743,242
Harsco Corp.	75,331	534,097
Hillenbrand, Inc.	58,923	1,785,956
Hurco Companies, Inc.	6,168	199,720
Hyster-Yale Materials Handling Class A	8,919	546,289
John Bean Technologies Corp.	27,375	1,427,333
Kadant, Inc.	10,142	480,224
L.B. Foster Co. Class A	9,404	185,071
Lindsay Corp. (b)	10,451	799,083
Lydall, Inc. (a)	16,007	588,898
Meritor, Inc. (a)	85,399	725,892
Milacron Holdings Corp. (a)	13,900	238,107
Miller Industries, Inc.	10,910	231,947
Mueller Industries, Inc.	53,485	1,687,987
Mueller Water Products, Inc. Class A	150,628	1,619,251
Navistar International Corp. (a)(b)	47,944	723,475
NN, Inc. (b)	25,311	380,677
Omega Flex, Inc.	2,618	86,237
Proto Labs, Inc. (a)(b)	21,815	1,305,191
RBC Bearings, Inc. (a)	21,897	1,605,050
Rexnord Corp. (a)	95,537	2,082,707
Standex International Corp.	11,988	919,360
Sun Hydraulics Corp.	21,390	756,778
Tennant Co.	17,319	925,008
Titan International, Inc.	40,661	269,582
TriMas Corp. (a)	42,759	773,938
Twin Disc, Inc.	7,657	101,455
Wabash National Corp. (a)	63,700	907,725
Watts Water Technologies, Inc. Class A	26,421	1,476,141
Woodward, Inc.	57,870	3,137,133
Xerium Technologies, Inc. (a)	9,671	51,160
		44,754,631
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	17,133	14,130
Golden Ocean Group Ltd. (a)(b)	55,512	48,129
Matson, Inc.	40,869	1,588,987
Navios Maritime Holdings, Inc. (b)	70,166	82,094
Safe Bulkers, Inc. (b)	33,039	40,968
Scorpio Bulkers, Inc. (a)(b)	41,414	159,444
Ultrapetrol (Bahamas) Ltd. (a)(b)	15,203	4,245
		1,937,997
Professional Services - 1.3%
Acacia Research Corp.	46,158	222,482
Advisory Board Co. (a)	39,771	1,258,354
Barrett Business Services, Inc.	6,721	208,418
CBIZ, Inc. (a)	45,832	466,570
CDI Corp.	12,853	91,899
CEB, Inc.	31,339	1,933,303
CRA International, Inc. (a)	8,299	180,088
Exponent, Inc.	24,293	1,210,763
Franklin Covey Co. (a)	11,109	182,965
FTI Consulting, Inc. (a)(b)	38,971	1,570,531
GP Strategies Corp. (a)	12,479	291,260
Heidrick & Struggles International, Inc.	16,965	334,719
Hill International, Inc. (a)	32,493	137,770
Huron Consulting Group, Inc. (a)	20,967	1,165,975
ICF International, Inc. (a)	18,280	719,684
Insperity, Inc.	15,131	798,463
Kelly Services, Inc. Class A (non-vtg.)	27,885	523,401
Kforce, Inc.	23,189	440,823
Korn/Ferry International	47,279	1,283,152
MISTRAS Group, Inc. (a)	15,449	376,492
Navigant Consulting, Inc. (a)	44,731	713,907
On Assignment, Inc. (a)	48,513	1,749,379
Pendrell Corp. (a)	148,219	76,318
Resources Connection, Inc.	35,452	523,626
RPX Corp. (a)	50,956	564,592
TriNet Group, Inc. (a)	38,811	645,039
TrueBlue, Inc. (a)	39,357	735,582
Volt Information Sciences, Inc. (a)	8,947	67,192
WageWorks, Inc. (a)	33,477	1,803,071
		20,275,818
Road & Rail - 0.5%
ArcBest Corp.	24,473	467,190
Celadon Group, Inc.	25,848	260,289
Covenant Transport Group, Inc. Class A (a)	11,088	220,762
Heartland Express, Inc. (b)	45,604	825,888
Knight Transportation, Inc. (b)	58,458	1,553,229
Marten Transport Ltd.	22,105	412,479
P.A.M. Transportation Services, Inc. (a)	2,644	65,333
Roadrunner Transportation Systems, Inc. (a)	25,945	306,670
Saia, Inc. (a)	23,542	680,835
Swift Transporation Co. (a)(b)	82,513	1,371,366
U.S.A. Truck, Inc. (a)	8,645	153,189
Universal Truckload Services, Inc.	6,978	99,506
Werner Enterprises, Inc.	41,451	1,050,368
YRC Worldwide, Inc. (a)	30,919	284,455
		7,751,559
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	58,556	1,270,665
Applied Industrial Technologies, Inc.	37,528	1,719,908
Beacon Roofing Supply, Inc. (a)	46,451	1,984,851
BMC Stock Holdings, Inc. (a)	35,246	618,567
CAI International, Inc. (a)(b)	15,605	159,483
DXP Enterprises, Inc. (a)	11,641	254,356
H&E Equipment Services, Inc.	29,365	594,054
Kaman Corp.	25,505	1,073,505
Lawson Products, Inc. (a)	5,123	100,360
MRC Global, Inc. (a)	96,645	1,351,097
Neff Corp. (a)	10,006	85,551
Rush Enterprises, Inc. Class A (a)	33,300	655,677
TAL International Group, Inc.	30,760	525,996
Textainer Group Holdings Ltd. (b)	20,864	321,932
Titan Machinery, Inc. (a)	16,049	208,637
Univar, Inc.	37,925	659,895
Veritiv Corp. (a)	7,718	316,592
		11,901,126
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	57,890	835,353

TOTAL INDUSTRIALS		199,629,882

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.5%
ADTRAN, Inc.	46,730	902,824
Aerohive Networks, Inc. (a)	21,744	126,115
Alliance Fiber Optic Products, Inc. (a)	13,194	244,353
Applied Optoelectronics, Inc. (a)(b)	15,278	171,114
Bel Fuse, Inc. Class B (non-vtg.)	9,472	157,804
Black Box Corp.	14,000	204,680
CalAmp Corp. (a)	34,014	509,190
Calix Networks, Inc. (a)	40,042	277,491
Ciena Corp. (a)(b)	115,630	1,946,053
Clearfield, Inc. (a)(b)	10,317	191,484
Comtech Telecommunications Corp.	15,019	363,460
Digi International, Inc. (a)	23,687	250,372
EMCORE Corp. (a)	17,429	99,345
Extreme Networks, Inc. (a)	94,004	329,954
Finisar Corp. (a)(b)	97,401	1,603,220
Harmonic, Inc. (a)(b)	78,419	271,330
Infinera Corp. (a)(b)	124,744	1,483,206
InterDigital, Inc.	33,723	1,921,537
Ixia (a)	56,940	576,233
KVH Industries, Inc. (a)	15,624	152,490
NETGEAR, Inc. (a)	30,110	1,276,664
NetScout Systems, Inc. (a)	86,242	1,919,747
Novatel Wireless, Inc. (a)(b)	34,860	53,336
Oclaro, Inc. (a)(b)	90,076	454,884
Plantronics, Inc.	33,005	1,269,042
Polycom, Inc. (a)	126,424	1,510,767
Ruckus Wireless, Inc. (a)	70,604	970,099
ShoreTel, Inc. (a)	61,018	373,430
Sonus Networks, Inc. (a)	46,499	384,082
Ubiquiti Networks, Inc. (a)(b)	27,013	962,203
ViaSat, Inc. (a)(b)	39,986	3,066,926
		24,023,435
Electronic Equipment & Components - 3.0%
Agilysys, Inc. (a)	15,047	160,702
Anixter International, Inc. (a)	26,740	1,665,902
AVX Corp.	42,969	568,050
Badger Meter, Inc.	13,572	968,091
Belden, Inc.	39,975	2,524,022
Benchmark Electronics, Inc. (a)	49,168	954,843
Checkpoint Systems, Inc.	39,458	399,315
Coherent, Inc. (a)	22,317	2,084,408
Control4 Corp. (a)(b)	19,028	140,997
CTS Corp.	31,342	519,337
Daktronics, Inc.	36,374	316,454
DTS, Inc. (a)	16,601	362,234
Electro Rent Corp.	15,176	151,912
ePlus, Inc. (a)	5,168	415,456
Fabrinet (a)	33,175	1,060,605
FARO Technologies, Inc. (a)	16,348	474,746
FEI Co.	38,909	3,463,679
GSI Group, Inc. (a)	32,468	472,409
II-VI, Inc. (a)	49,155	1,025,865
Insight Enterprises, Inc. (a)	36,416	899,839
InvenSense, Inc. (a)(b)	71,808	551,485
Itron, Inc. (a)	36,044	1,482,129
Kimball Electronics, Inc. (a)	27,623	302,196
Knowles Corp. (a)(b)	81,912	1,095,163
Littelfuse, Inc.	21,124	2,460,524
Mercury Systems, Inc. (a)	37,497	788,187
Mesa Laboratories, Inc.	2,728	274,928
Methode Electronics, Inc. Class A	36,058	1,072,004
MTS Systems Corp.	13,988	786,405
Multi-Fineline Electronix, Inc. (a)	8,261	190,003
Newport Corp. (a)	36,562	840,560
OSI Systems, Inc. (a)	18,566	944,824
Park Electrochemical Corp.	19,612	319,872
PC Connection, Inc.	10,140	241,028
Plexus Corp. (a)	31,489	1,314,981
QLogic Corp. (a)	77,617	1,016,007
Rofin-Sinar Technologies, Inc. (a)	26,380	849,172
Rogers Corp. (a)	17,487	1,003,054
Sanmina Corp. (a)	73,489	1,738,015
ScanSource, Inc. (a)	25,086	1,020,498
SYNNEX Corp.	26,917	2,222,537
Systemax, Inc. (a)	10,346	93,631
Tech Data Corp. (a)(b)	34,268	2,353,869
TTM Technologies, Inc. (a)(b)	55,588	362,434
Universal Display Corp. (a)	37,690	2,197,704
Vishay Intertechnology, Inc.	126,860	1,542,618
Vishay Precision Group, Inc. (a)	12,126	181,405
		45,874,099
Internet Software & Services - 2.3%
Actua Corp. (a)	38,744	367,293
Alarm.com Holdings, Inc. (b)	7,297	166,445
Amber Road, Inc. (a)(b)	16,309	80,077
Angie's List, Inc. (a)(b)	41,236	360,815
Apigee Corp.	4,568	44,310
AppFolio, Inc. (a)(b)	5,139	64,443
Bankrate, Inc. (a)	59,959	548,025
Bazaarvoice, Inc. (a)	55,747	186,752
Benefitfocus, Inc. (a)(b)	7,453	282,469
Blucora, Inc. (a)(b)	38,534	308,657
Box, Inc. Class A (a)(b)	12,332	159,453
Brightcove, Inc. (a)	31,101	188,161
Carbonite, Inc. (a)	16,026	120,836
Care.com, Inc. (a)	17,029	126,696
ChannelAdvisor Corp. (a)	20,562	256,203
Cimpress NV (a)(b)	30,722	2,699,542
comScore, Inc. (a)(b)	45,961	1,407,326
Cornerstone OnDemand, Inc. (a)	50,649	1,739,793
Cvent, Inc. (a)	21,940	775,579
Demandware, Inc. (a)(b)	31,326	1,443,502
DHI Group, Inc. (a)	39,027	277,482
EarthLink Holdings Corp.	97,348	565,592
Endurance International Group Holdings, Inc. (a)(b)	54,258	581,103
Envestnet, Inc. (a)	36,382	1,141,667
Everyday Health, Inc. (a)	19,865	115,217
Five9, Inc. (a)	21,654	200,300
Gogo, Inc. (a)(b)	52,811	559,268
GrubHub, Inc. (a)(b)	70,505	1,848,641
GTT Communications, Inc. (a)	23,077	368,770
Hortonworks, Inc. (a)(b)	8,036	92,977
inContact, Inc. (a)(b)	56,814	528,938
Instructure, Inc. (a)(b)	4,410	88,817
Internap Network Services Corp. (a)	48,487	110,550
IntraLinks Holdings, Inc. (a)	38,409	342,224
j2 Global, Inc. (b)	45,171	2,869,262
Limelight Networks, Inc. (a)	52,762	92,334
Liquidity Services, Inc. (a)	21,927	122,353
LivePerson, Inc. (a)	54,176	327,765
LogMeIn, Inc. (a)	23,131	1,380,921
Marchex, Inc. Class B	28,634	121,695
Marin Software, Inc. (a)	32,017	81,964
Marketo, Inc. (a)	34,460	757,775
MaxPoint Interactive, Inc. (a)	1,215	9,793
MINDBODY, Inc.	6,566	89,363
Monster Worldwide, Inc. (a)(b)	86,016	275,251
New Relic, Inc. (a)	5,118	131,942
NIC, Inc.	61,013	1,080,540
Opower, Inc. (a)(b)	24,009	189,671
Q2 Holdings, Inc. (a)	18,382	439,514
QuinStreet, Inc. (a)	31,960	112,499
Quotient Technology, Inc. (a)(b)	57,318	666,035
RealNetworks, Inc. (a)	21,516	98,113
Reis, Inc.	8,585	216,084
RetailMeNot, Inc. (a)	34,596	291,644
Rocket Fuel, Inc. (a)(b)	23,616	67,542
SciQuest, Inc. (a)	26,187	361,904
Shutterstock, Inc. (a)(b)	18,442	756,491
SPS Commerce, Inc. (a)	15,518	790,332
Stamps.com, Inc. (a)(b)	13,369	1,101,071
TechTarget, Inc. (a)	18,945	147,013
Travelzoo, Inc. (a)	5,810	44,330
TrueCar, Inc. (a)(b)	46,228	316,200
United Online, Inc. (a)	13,452	145,685
Web.com Group, Inc. (a)	41,143	822,449
WebMD Health Corp. (a)(b)	35,351	2,217,922
Wix.com Ltd. (a)	17,734	438,384
Xactly Corp. (a)	6,812	54,905
XO Group, Inc. (a)	24,988	441,288
		35,207,957
IT Services - 2.4%
Acxiom Corp. (a)	73,235	1,608,973
Blackhawk Network Holdings, Inc. (a)	50,918	1,635,995
CACI International, Inc. Class A (a)	22,645	2,177,317
Cardtronics, Inc. (a)(b)	41,970	1,654,457
Cass Information Systems, Inc.	10,880	538,234
Ciber, Inc. (a)	72,178	167,453
Convergys Corp.	92,367	2,447,726
CSG Systems International, Inc.	30,639	1,359,759
Datalink Corp. (a)	18,919	151,920
EPAM Systems, Inc. (a)	45,804	3,340,486
Euronet Worldwide, Inc. (a)	48,574	3,745,055
Everi Holdings, Inc. (a)	59,995	100,792
EVERTEC, Inc.	61,936	834,278
ExlService Holdings, Inc. (a)	31,124	1,506,090
Forrester Research, Inc.	9,632	323,828
Hackett Group, Inc.	22,599	336,273
Lionbridge Technologies, Inc. (a)	61,090	304,839
Luxoft Holding, Inc. (a)	17,203	994,505
ManTech International Corp. Class A	22,701	767,294
Maximus, Inc.	61,709	3,264,406
ModusLink Global Solutions, Inc. (a)(b)	32,202	47,015
MoneyGram International, Inc. (a)	28,072	172,643
Neustar, Inc. Class A (a)(b)	51,890	1,218,896
Perficient, Inc. (a)	33,248	694,218
PFSweb, Inc. (a)	10,975	154,748
Science Applications International Corp.	43,090	2,287,648
ServiceSource International, Inc. (a)(b)	53,229	214,513
Sykes Enterprises, Inc. (a)	36,491	1,063,713
Syntel, Inc. (a)	29,397	1,250,254
Teletech Holdings, Inc.	15,324	425,854
Travelport Worldwide Ltd.	98,967	1,380,590
Unisys Corp. (a)(b)	47,174	363,712
Virtusa Corp. (a)	27,820	988,723
		37,522,207
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	38,235	1,236,902
Advanced Micro Devices, Inc. (a)(b)	596,280	2,116,794
Alpha & Omega Semiconductor Ltd. (a)	17,555	228,039
Ambarella, Inc. (a)(b)	29,367	1,206,984
Amkor Technology, Inc. (a)	92,719	529,425
Applied Micro Circuits Corp. (a)(b)	76,740	478,858
Axcelis Technologies, Inc. (a)	107,176	306,523
Brooks Automation, Inc.	63,800	603,548
Cabot Microelectronics Corp.	23,180	971,010
Cascade Microtech, Inc. (a)	12,729	266,163
Cavium, Inc. (a)	51,841	2,559,390
Ceva, Inc. (a)	19,383	446,972
Cirrus Logic, Inc. (a)	59,398	2,144,268
Cohu, Inc.	24,735	285,937
Diodes, Inc. (a)	35,301	657,305
DSP Group, Inc. (a)	20,263	192,499
Entegris, Inc. (a)	131,343	1,745,548
Exar Corp. (a)	35,982	219,490
Fairchild Semiconductor International, Inc. (a)	108,605	2,172,100
FormFactor, Inc. (a)	53,915	415,146
Inphi Corp. (a)	35,886	1,064,738
Integrated Device Technology, Inc. (a)	126,744	2,443,624
Intersil Corp. Class A	123,469	1,443,353
IXYS Corp.	23,736	256,349
Kopin Corp. (a)	60,743	100,833
Lattice Semiconductor Corp. (a)(b)	109,655	610,778
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	21,977	898,640
Mattson Technology, Inc. (a)	70,393	256,934
MaxLinear, Inc. Class A (a)	51,568	863,764
Microsemi Corp. (a)(b)	101,703	3,436,544
MKS Instruments, Inc.	49,836	1,787,119
Monolithic Power Systems, Inc.	36,948	2,306,294
Nanometrics, Inc. (a)	22,601	403,654
NeoPhotonics Corp. (a)	27,251	326,739
NVE Corp.	4,627	265,497
PDF Solutions, Inc. (a)	25,605	344,387
Photronics, Inc. (a)	62,180	657,864
Power Integrations, Inc.	27,613	1,332,327
Rambus, Inc. (a)(b)	107,932	1,254,170
Rudolph Technologies, Inc. (a)	29,771	412,924
Semtech Corp. (a)	62,300	1,348,172
Sigma Designs, Inc. (a)	33,370	211,232
Silicon Laboratories, Inc. (a)	40,022	1,873,030
Synaptics, Inc. (a)(b)	34,517	2,469,691
Tessera Technologies, Inc.	49,342	1,417,102
Ultra Clean Holdings, Inc. (a)	29,011	165,073
Ultratech, Inc. (a)	25,570	554,613
Veeco Instruments, Inc. (a)	38,009	699,746
Xcerra Corp. (a)	51,880	306,092
		48,294,184
Software - 4.5%
A10 Networks, Inc. (a)	30,632	182,873
ACI Worldwide, Inc. (a)	109,498	2,188,865
American Software, Inc. Class A	22,650	207,021
Aspen Technology, Inc. (a)	79,937	3,040,004
AVG Technologies NV (a)	38,404	760,399
Barracuda Networks, Inc. (a)(b)	7,341	129,348
Blackbaud, Inc.	43,916	2,712,691
Bottomline Technologies, Inc. (a)(b)	38,406	943,251
BroadSoft, Inc. (a)(b)	27,324	1,070,144
Callidus Software, Inc. (a)	51,898	949,733
Code Rebel Corp.	762	2,156
CommVault Systems, Inc. (a)	42,398	1,855,760
Digimarc Corp. (a)(b)	7,537	224,979
Digital Turbine, Inc. (a)(b)	48,599	41,795
Ebix, Inc. (b)	23,661	1,138,567
Ellie Mae, Inc. (a)	27,547	2,302,929
EnerNOC, Inc. (a)(b)	24,650	168,113
EPIQ Systems, Inc.	30,167	445,567
Fair Isaac Corp.	29,067	3,101,740
Fleetmatics Group PLC (a)(b)	35,840	1,299,200
Gigamon, Inc. (a)	25,690	837,237
Globant SA (a)(b)	14,193	503,710
Glu Mobile, Inc. (a)(b)	111,058	296,525
Guidance Software, Inc. (a)	17,310	88,281
Guidewire Software, Inc. (a)(b)	65,735	3,744,923
HubSpot, Inc. (a)	17,675	782,826
Imperva, Inc. (a)(b)	26,308	1,222,796
Infoblox, Inc. (a)	56,153	939,440
Interactive Intelligence Group, Inc. (a)(b)	16,255	604,198
Jive Software, Inc. (a)	45,430	184,900
Manhattan Associates, Inc. (a)	69,110	4,183,919
Mentor Graphics Corp.	86,068	1,717,917
MicroStrategy, Inc. Class A (a)	8,696	1,559,367
MobileIron, Inc. (a)	38,937	149,129
Model N, Inc. (a)	20,572	219,709
Monotype Imaging Holdings, Inc.	37,663	829,716
Park City Group, Inc. (a)(b)	9,421	89,500
Paycom Software, Inc. (a)(b)	29,603	1,131,131
Paylocity Holding Corp. (a)(b)	14,538	556,369
Pegasystems, Inc.	33,641	887,786
Progress Software Corp. (a)	47,448	1,210,873
Proofpoint, Inc. (a)(b)	36,975	2,154,164
PROS Holdings, Inc. (a)	22,670	266,599
QAD, Inc. Class A	9,408	184,491
Qlik Technologies, Inc. (a)	85,633	2,636,640
Qualys, Inc. (a)	23,368	588,406
Rapid7, Inc. (a)(b)	7,029	88,003
RealPage, Inc. (a)	49,537	1,089,319
RingCentral, Inc. (a)	50,293	959,590
Rovi Corp. (a)	77,419	1,364,123
Sapiens International Corp. NV	22,629	266,570
SeaChange International, Inc. (a)	30,560	113,989
Silver Spring Networks, Inc. (a)	34,391	483,194
Synchronoss Technologies, Inc. (a)(b)	36,387	1,130,544
Take-Two Interactive Software, Inc. (a)(b)	79,264	2,709,244
Tangoe, Inc. (a)(b)	36,817	324,726
TeleNav, Inc. (a)	25,937	147,841
Textura Corp. (a)(b)	18,568	490,010
The Rubicon Project, Inc. (a)	23,732	459,689
TiVo, Inc. (a)	91,092	909,098
Tubemogul, Inc. (a)	14,266	184,887
Tyler Technologies, Inc. (a)	31,544	4,618,357
Varonis Systems, Inc. (a)	8,958	171,546
Vasco Data Security International, Inc. (a)	27,635	478,915
Verint Systems, Inc. (a)	57,514	1,946,274
VirnetX Holding Corp. (a)(b)	45,065	202,342
Workiva, Inc. (a)	6,409	76,331
Xura, Inc. (a)	21,443	480,109
Zendesk, Inc. (a)	53,024	1,198,342
Zix Corp. (a)(b)	52,424	195,542
		70,424,272
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	29,158	162,702
CPI Card Group (b)	15,634	123,978
Cray, Inc. (a)	38,264	1,449,058
Diebold, Inc.	60,866	1,598,950
Eastman Kodak Co. (a)(b)	16,070	189,947
Electronics for Imaging, Inc. (a)	44,001	1,753,000
Imation Corp. (a)(b)	29,245	45,915
Immersion Corp. (a)	25,497	186,383
Nimble Storage, Inc. (a)(b)	51,819	382,424
Pure Storage, Inc. Class A (a)(b)	27,020	393,141
Quantum Corp. (a)	188,793	86,901
Silicon Graphics International Corp. (a)	31,386	140,609
Stratasys Ltd. (a)(b)	47,788	1,169,372
Super Micro Computer, Inc. (a)(b)	34,543	929,552
Violin Memory, Inc. (a)(b)	82,684	29,196
		8,641,128

TOTAL INFORMATION TECHNOLOGY		269,987,282

MATERIALS - 4.2%
Chemicals - 2.0%
A. Schulman, Inc.	27,509	767,226
American Vanguard Corp.	26,910	445,361
Axiall Corp.	65,834	1,550,391
Balchem Corp.	29,150	1,788,644
Calgon Carbon Corp.	49,533	811,846
Chase Corp.	6,530	367,574
Chemtura Corp. (a)	63,013	1,754,912
Core Molding Technologies, Inc. (a)	6,865	80,526
Ferro Corp. (a)	65,773	837,948
Flotek Industries, Inc. (a)(b)	50,252	474,881
FutureFuel Corp.	23,151	260,217
H.B. Fuller Co.	47,139	2,108,056
Hawkins, Inc.	10,118	395,917
Innophos Holdings, Inc.	18,215	673,226
Innospec, Inc.	22,730	1,099,223
Intrepid Potash, Inc. (a)	50,975	65,248
KMG Chemicals, Inc.	9,214	218,280
Koppers Holdings, Inc. (a)	19,101	480,008
Kraton Performance Polymers, Inc. (a)	29,067	660,112
Kronos Worldwide, Inc.	19,074	126,842
LSB Industries, Inc. (a)	18,190	239,380
Minerals Technologies, Inc.	32,568	1,950,823
Olin Corp.	154,601	3,368,756
OMNOVA Solutions, Inc. (a)	43,170	308,666
PolyOne Corp.	83,562	3,006,561
Quaker Chemical Corp.	12,556	1,118,237
Rayonier Advanced Materials, Inc.	38,337	392,954
Rentech, Inc. (a)	21,159	73,422
Senomyx, Inc. (a)(b)	38,696	94,805
Sensient Technologies Corp.	43,717	2,939,968
Solazyme, Inc. (a)(b)	76,065	177,992
Stepan Co.	18,093	1,108,920
Trecora Resources (a)	18,511	211,951
Tredegar Corp.	23,834	380,391
Trinseo SA (a)(b)	10,688	457,340
Tronox Ltd. Class A (b)	59,725	434,798
Valhi, Inc. (b)	18,615	36,672
		31,268,074
Construction Materials - 0.2%
Headwaters, Inc. (a)	68,935	1,379,389
Summit Materials, Inc.	29,796	622,736
U.S. Concrete, Inc. (a)	13,637	842,221
United States Lime & Minerals, Inc.	1,802	96,533
		2,940,879
Containers & Packaging - 0.4%
AEP Industries, Inc.	3,742	230,619
Berry Plastics Group, Inc. (a)	111,874	4,029,701
Greif, Inc. Class A	28,915	1,003,351
Multi Packaging Solutions International Ltd. (b)	18,038	299,792
Myers Industries, Inc.	22,278	300,307
		5,863,770
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)(b)	166,955	781,349
Carpenter Technology Corp.	43,990	1,557,686
Century Aluminum Co. (a)(b)	46,295	408,322
Cliffs Natural Resources, Inc. (a)(b)	168,918	890,198
Coeur d'Alene Mines Corp. (a)(b)	127,642	1,033,900
Commercial Metals Co. (b)	108,504	1,944,392
Ferroglobe PLC	61,198	623,608
Handy & Harman Ltd. (a)	2,180	59,797
Haynes International, Inc.	11,539	433,059
Hecla Mining Co. (b)	347,383	1,497,221
Kaiser Aluminum Corp.	16,055	1,522,496
Materion Corp.	18,778	544,374
Olympic Steel, Inc.	8,640	195,437
Real Industries, Inc. (a)	23,459	207,378
Ryerson Holding Corp. (a)	10,463	92,911
Schnitzer Steel Industries, Inc. Class A	24,482	504,819
Stillwater Mining Co. (a)(b)	113,344	1,382,797
SunCoke Energy, Inc.	60,140	446,840
TimkenSteel Corp.	37,524	478,056
Worthington Industries, Inc.	44,998	1,698,675
		16,303,315
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	37,106	774,402
Clearwater Paper Corp. (a)	16,705	997,957
Deltic Timber Corp.	10,368	648,000
Kapstone Paper & Packaging Corp.	79,875	1,269,214
Louisiana-Pacific Corp. (a)(b)	133,325	2,266,525
Neenah Paper, Inc.	15,593	1,014,948
P.H. Glatfelter Co.	40,564	930,133
Schweitzer-Mauduit International, Inc.	28,585	983,038
		8,884,217

TOTAL MATERIALS		65,260,255

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)(b)	82,765	938,555
Atlantic Tele-Network, Inc.	9,643	693,428
Cincinnati Bell, Inc. (a)	194,436	742,746
Cogent Communications Group, Inc.	43,165	1,670,486
Consolidated Communications Holdings, Inc.	47,418	1,120,962
FairPoint Communications, Inc. (a)(b)	19,959	264,656
General Communications, Inc. Class A (a)	33,025	558,123
Globalstar, Inc. (a)(b)	447,035	871,718
Hawaiian Telcom Holdco, Inc. (a)	11,005	253,445
IDT Corp. Class B	15,180	232,861
Inteliquent, Inc.	31,076	515,551
Intelsat SA (a)(b)	25,767	101,780
Iridium Communications, Inc. (a)(b)	77,256	623,456
Lumos Networks Corp. (a)	21,715	276,866
ORBCOMM, Inc. (a)	55,177	546,804
PDVWireless, Inc. (a)(b)	12,249	494,615
Straight Path Communications, Inc. Class B (a)(b)	8,781	321,385
Vonage Holdings Corp. (a)	174,484	814,840
Windstream Holdings, Inc. (b)	86,023	746,680
		11,788,957
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	34,608	266,136
Leap Wireless International, Inc. rights (a)	29,000	74,820
NTELOS Holdings Corp. (a)(b)	15,613	144,420
Shenandoah Telecommunications Co.	45,322	1,300,288
Spok Holdings, Inc.	19,572	332,528
		2,118,192

TOTAL TELECOMMUNICATION SERVICES		13,907,149

UTILITIES - 4.0%
Electric Utilities - 1.1%
Allete, Inc.	45,707	2,568,276
El Paso Electric Co.	37,976	1,712,718
Empire District Electric Co.	40,837	1,374,982
Genie Energy Ltd. Class B	11,425	84,202
IDACORP, Inc.	46,919	3,412,419
MGE Energy, Inc.	32,666	1,628,400
Otter Tail Corp.	35,014	1,012,605
PNM Resources, Inc.	74,485	2,359,685
Portland General Electric Co.	83,110	3,301,129
Spark Energy, Inc. Class A,	2,774	71,514
		17,525,930
Gas Utilities - 1.5%
Chesapeake Utilities Corp.	14,147	842,029
New Jersey Resources Corp.	80,288	2,864,676
Northwest Natural Gas Co.	25,770	1,328,186
ONE Gas, Inc.	49,214	2,877,543
Piedmont Natural Gas Co., Inc.	73,498	4,395,180
South Jersey Industries, Inc.	64,348	1,795,953
Southwest Gas Corp.	43,945	2,852,470
Spire, Inc.	40,435	2,586,223
WGL Holdings, Inc.	46,530	3,158,922
		22,701,182
Independent Power and Renewable Electricity Producers - 0.6%
Abengoa Yield PLC (b)	46,061	830,480
Atlantic Power Corp.	115,229	306,739
Dynegy, Inc. (a)	113,023	1,992,595
NRG Yield, Inc.:
Class A	32,006	484,251
Class C	59,162	957,241
Ormat Technologies, Inc.	34,846	1,512,316
Pattern Energy Group, Inc.	52,330	1,098,930
Talen Energy Corp. (a)(b)	78,334	913,374
TerraForm Global, Inc. (b)	39,130	113,868
Vivint Solar, Inc. (a)(b)	18,813	62,835
		8,272,629
Multi-Utilities - 0.5%
Avista Corp.	58,192	2,331,753
Black Hills Corp. (b)	47,953	2,905,472
NorthWestern Energy Corp.	43,812	2,490,274
Unitil Corp.	13,469	532,295
		8,259,794
Water Utilities - 0.3%
American States Water Co.	35,488	1,479,495
Artesian Resources Corp. Class A	7,121	192,196
California Water Service Group	44,926	1,254,783
Connecticut Water Service, Inc.	10,648	500,669
Consolidated Water Co., Inc.	13,795	191,613
Middlesex Water Co.	15,406	563,551
SJW Corp.	14,803	509,371
York Water Co.	12,346	366,059
		5,057,737

TOTAL UTILITIES		61,817,272

TOTAL COMMON STOCKS
(Cost $1,537,942,957)		1,541,793,145
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.42% 9/15/16 (c)
(Cost $1,996,819)	2,000,000	1,998,048
	Shares	Value

Money Market Funds - 21.9%
Fidelity Cash Central Fund, 0.38% (d)	36,901,795	$36,901,795
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	302,558,863	302,558,863
TOTAL MONEY MARKET FUNDS
(Cost $339,460,658)		339,460,658
TOTAL INVESTMENT PORTFOLIO - 121.3%
(Cost $1,879,400,434)		1,883,251,851
NET OTHER ASSETS (LIABILITIES) - (21.3)%		(330,643,812)
NET ASSETS - 100%		$1,552,608,039

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
101 ICE Russell 2000 Index Contracts (United States)	June 2016	11,388,760	$701,899

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,998,048.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,730
Fidelity Securities Lending Cash Central Fund	4,071,420
Total	$4,124,150

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$208,625,760	$208,625,760	$--	$--
Consumer Staples	54,548,888	54,548,888	--	--
Energy	45,571,024	45,571,024	--	--
Financials	404,417,532	404,329,523	787	87,222
Health Care	218,028,101	217,732,183	--	295,918
Industrials	199,629,882	199,629,882	--	--
Information Technology	269,987,282	269,987,282	--	--
Materials	65,260,255	65,260,255	--	--
Telecommunication Services	13,907,149	13,832,329	--	74,820
Utilities	61,817,272	61,817,272	--	--
U.S. Government and Government Agency Obligations	1,998,048	--	1,998,048	--
Money Market Funds	339,460,658	339,460,658	--	--
Total Investments in Securities:	$1,883,251,851	$1,880,795,056	$1,998,835	$457,960
Derivative Instruments:
Assets
Futures Contracts	$701,899	$701,899	$--	$--
Total Assets	$701,899	$701,899	$--	$--
Total Derivative Instruments:	$701,899	$701,899	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$701,899	$0
Total Equity Risk	701,899	0
Total Value of Derivatives	$701,899	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $289,771,399) — See accompanying schedule: Unaffiliated issuers (cost $1,539,939,776)	$1,543,791,193
Fidelity Central Funds (cost $339,460,658)	339,460,658
Total Investments (cost $1,879,400,434)		$1,883,251,851
Segregated cash with brokers for derivative instruments		90,181
Receivable for investments sold		4,340,198
Receivable for fund shares sold		2,534,139
Dividends receivable		588,951
Distributions receivable from Fidelity Central Funds		407,905
Receivable from investment adviser for expense reductions		166,309
Other receivables		1,180
Total assets		1,891,380,714
Liabilities
Payable for investments purchased	$33,439,383
Payable for fund shares redeemed	2,041,420
Accrued management fee	192,074
Payable for daily variation margin for derivative instruments	455,834
Other affiliated payables	85,101
Collateral on securities loaned, at value	302,558,863
Total liabilities		338,772,675
Net Assets		$1,552,608,039
Net Assets consist of:
Paid in capital		$1,539,109,452
Undistributed net investment income		6,887,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,057,364
Net unrealized appreciation (depreciation) on investments		4,553,316
Net Assets		$1,552,608,039
Investor Class:
Net Asset Value, offering price and redemption price per share ($41,772,734 ÷ 2,702,430 shares)		$15.46
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,101,583,048 ÷ 71,163,479 shares)		$15.48
Institutional Class:
Net Asset Value, offering price and redemption price per share ($292,313,110 ÷ 18,879,375 shares)		$15.48
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($116,939,147 ÷ 7,552,615 shares)		$15.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2016
Investment Income
Dividends		$18,482,300
Interest		4,087
Income from Fidelity Central Funds (including $4,071,420 from security lending)		4,124,150
Total income		22,610,537
Expenses
Management fee	$2,106,806
Transfer agent fees	938,240
Independent trustees' compensation	5,962
Miscellaneous	2,119
Total expenses before reductions	3,053,127
Expense reductions	(1,815,174)	1,237,953
Net investment income (loss)		21,372,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,397,899
Foreign currency transactions	(134)
Futures contracts	(921,359)
Total net realized gain (loss)		30,476,406
Change in net unrealized appreciation (depreciation) on: Investment securities	(130,275,307)
Futures contracts	663,512
Total change in net unrealized appreciation (depreciation)		(129,611,795)
Net gain (loss)		(99,135,389)
Net increase (decrease) in net assets resulting from operations		$(77,762,805)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2016	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,372,584	$16,105,589
Net realized gain (loss)	30,476,406	32,561,070
Change in net unrealized appreciation (depreciation)	(129,611,795)	57,413,230
Net increase (decrease) in net assets resulting from operations	(77,762,805)	106,079,889
Distributions to shareholders from net investment income	(18,567,785)	(13,224,854)
Distributions to shareholders from net realized gain	(35,511,156)	(26,203,371)
Total distributions	(54,078,941)	(39,428,225)
Share transactions - net increase (decrease)	377,129,391	319,856,572
Redemption fees	158,310	184,318
Total increase (decrease) in net assets	245,445,955	386,692,554
Net Assets
Beginning of period	1,307,162,084	920,469,530
End of period (including undistributed net investment income of $6,887,907 and undistributed net investment income of $5,189,275, respectively)	$1,552,608,039	$1,307,162,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Investor Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.06	$13.59	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.22	.19	.18	.09
Net realized and unrealized gain (loss)	(1.21)	1.34	2.56	1.85	1.73
Total from investment operations	(.99)	1.56	2.75	2.03	1.82
Distributions from net investment income	(.19)	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.60)	(.57)	(.29)C	(.23)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$15.46	$17.05	$16.06	$13.59	$11.78
Total ReturnF,G	(5.87)%	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.36%	.36%	.36%	.36%	.36%J
Expenses net of fee waivers, if any	.23%	.23%	.23%	.29%	.31%J
Expenses net of all reductions	.23%	.23%	.23%	.29%	.31%J
Net investment income (loss)	1.38%	1.30%	1.18%	1.54%	1.20%J
Supplemental Data
Net assets, end of period (000 omitted)	$41,773	$31,449	$21,013	$8,079	$12,116
Portfolio turnover rateK	13%	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.08	$13.61	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.21	.21	.10
Net realized and unrealized gain (loss)	(1.21)	1.34	2.57	1.84	1.73
Total from investment operations	(.97)	1.58	2.78	2.05	1.83
Distributions from net investment income	(.21)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.62)	(.59)	(.32)	(.24)C	(.04)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$15.48	$17.07	$16.08	$13.61	$11.79
Total ReturnE,F	(5.73)%	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%	.23%	.23%	.23%	.23%I
Expenses net of fee waivers, if any	.09%	.09%	.09%	.12%	.17%I
Expenses net of all reductions	.09%	.09%	.09%	.12%	.17%I
Net investment income (loss)	1.52%	1.44%	1.32%	1.71%	1.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,101,583	$895,003	$632,741	$197,995	$23,851
Portfolio turnover rateJ	13%	14%	9%	11%	7%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.21	.22	.10
Net realized and unrealized gain (loss)	(1.20)	1.34	2.58	1.82	1.74
Total from investment operations	(.96)	1.58	2.79	2.04	1.84
Distributions from net investment income	(.22)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.63)	(.60)C	(.32)	(.24)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnF,G	(5.71)%	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	.17%	.17%	.17%	.17%	.17%J
Expenses net of fee waivers, if any	.07%	.07%	.07%	.10%	.13%J
Expenses net of all reductions	.07%	.07%	.07%	.10%	.13%J
Net investment income (loss)	1.54%	1.46%	1.34%	1.73%	1.38%J
Supplemental Data
Net assets, end of period (000 omitted)	$292,313	$376,321	$263,061	$27,675	$574
Portfolio turnover rateK	13%	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.25	.21	.23	.10
Net realized and unrealized gain (loss)	(1.20)	1.33	2.58	1.81	1.75
Total from investment operations	(.96)	1.58	2.79	2.04	1.85
Distributions from net investment income	(.22)	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.63)	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalB	–C	–C	.01	.01	–C
Net asset value, end of period	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnD,E	(5.69)%	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.11%H
Expenses net of all reductions	.05%	.05%	.05%	.06%	.11%H
Net investment income (loss)	1.56%	1.48%	1.36%	1.77%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$116,939	$4,389	$3,654	$2,082	$574
Portfolio turnover rateI	13%	14%	9%	11%	7%H

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

In March 2016, the Board of Trustees approved a change in the name of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund to Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund, respectively, effective June 14, 2016. In addition, the Board of Trustees approved a change in the name of Fidelity Advantage Class and Fidelity Advantage Institutional Class to Premium Class and Institutional Premium Class, respectively, effective June 14, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, partnerships, market discount, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$1,646,444,494	$228,200,247	$(145,314,090)	$82,886,157
Spartan Small Cap Index Fund	1,885,209,590	233,940,291	(235,898,030)	(1,957,739)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$7,116,197	$3,917,376	$82,886,131
Spartan Small Cap Index Fund	8,300,640	7,155,684	(1,957,739)

The tax character of distributions paid was as follows:

April 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$27,159,582	$30,357,738	$57,517,320
Spartan Small Cap Index Fund	24,418,565	29,660,376	54,078,941

April 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$14,453,695	$8,109,076	$22,562,771
Spartan Small Cap Index Fund	23,953,404	15,474,821	39,428,225

Short Term Trading (Redemption) Fees. Shares held by investors of Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts(a)	$451,175	$207,535
Totals	$451,175	$207,535
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts(a)	$(921,359)	$663,512
Totals	$(921,359)	$663,512

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	561,241,248	217,233,425
Spartan Small Cap Index Fund	571,853,794	182,397,550

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$75,953
Fidelity Advantage Class	858,455
Institutional Class	54,668
$989,076
Spartan Small Cap Index Fund
Investor Class	$74,752
Fidelity Advantage Class	789,401
Institutional Class	74,087
$938,240

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Mid Cap Index Fund	Borrower	$43,275,000.62%		$1,487

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$2,090
Spartan Small Cap Index Fund	2,119

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$40,004
Fidelity Advantage Class	.08%	1,292,081
Institutional Class	.06%	219,417
Fidelity Advantage Institutional Class	.04%	7,271
Spartan Small Cap Index Fund
Investor Class	.23%	$46,406
Fidelity Advantage Class	.09%	1,385,050
Institutional Class	.07%	371,413
Fidelity Advantage Institutional Class	.05%	12,136

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$168
Spartan Small Cap Index Fund	169

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2016	Year ended April 30, 2015
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$433,203	$267,184
Fidelity Advantage Class	14,372,434	8,493,921
Institutional Class	3,947,082	1,407,870
Fidelity Advantage Institutional Class	140,462	203,633
Total	$18,893,181	$10,372,608
From net realized gain
Investor Class	$973,652	$359,992
Fidelity Advantage Class	29,414,783	9,951,426
Institutional Class	8,001,457	1,618,192
Fidelity Advantage Institutional Class	234,247	260,553
Total	$38,624,139	$12,190,163
Spartan Small Cap Index Fund
From net investment income
Investor Class	$423,930	$263,566
Fidelity Advantage Class	12,990,151	9,350,412
Institutional Class	5,086,461	3,561,440
Fidelity Advantage Institutional Class	67,243	49,436
Total	$18,567,785	$13,224,854
From net realized gain
Investor Class	$906,854	$590,532
Fidelity Advantage Class	24,866,070	18,574,669
Institutional Class	9,613,726	6,943,378
Fidelity Advantage Institutional Class	124,506	94,792
Total	$35,511,156	$26,203,371

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2016	Year endedApril 30, 2015	Year ended April 30, 2016	Year endedApril 30, 2015
Spartan Mid Cap Index Fund
Investor Class
Shares sold	4,272,995	3,107,833	$71,460,513	$54,171,764
Reinvestment of distributions	83,014	35,221	1,355,868	611,467
Shares redeemed	(3,380,609)	(2,077,791)	(57,484,590)	(36,647,729)
Net increase (decrease)	975,400	1,065,263	$15,331,791	$18,135,502
Fidelity Advantage Class
Shares sold	35,589,660	35,877,842	$599,717,802	$626,263,361
Reinvestment of distributions	2,582,090	1,041,055	42,089,174	18,074,336
Shares redeemed	(18,975,186)	(13,933,045)	(318,712,121)	(242,485,307)
Net increase (decrease)	19,196,564	22,985,852	$323,094,855	$401,852,390
Institutional Class
Shares sold	7,564,735	10,822,328	$128,647,279	$191,270,897
Reinvestment of distributions	733,310	174,319	$11,948,539	$3,026,062
Shares redeemed	(7,136,323)	(1,531,439)	(118,438,635)	(26,849,483)
Net increase (decrease)	1,161,722	9,465,208	$22,157,183	$167,447,476
Fidelity Advantage Institutional Class
Shares sold	272,603	1,370,744	$4,715,456	$23,465,684
Reinvestment of distributions	22,263	26,645	374,709	464,186
Shares redeemed	(1,244,265)	(259,364)	(22,273,948)	(4,603,539)
Net increase (decrease)	(949,399)	1,138,025	$(17,183,783)	$19,326,331
Spartan Small Cap Index Fund
Investor Class
Shares sold	3,853,857	2,465,432	$60,707,944	$41,037,076
Reinvestment of distributions	76,604	44,294	1,211,576	735,663
Shares redeemed	(3,073,071)	(1,972,969)	(48,479,073)	(33,019,680)
Net increase (decrease)	857,390	536,757	$13,440,447	$8,753,059
Fidelity Advantage Class
Shares sold	31,046,482	28,688,105	$492,628,974	$473,838,250
Reinvestment of distributions	2,308,607	1,617,830	36,584,992	26,899,193
Shares redeemed	(14,626,104)	(17,213,908)	(229,670,968)	(285,726,895)
Net increase (decrease)	18,728,985	13,092,027	$299,542,998	$215,010,548
Institutional Class
Shares sold	8,351,538	8,995,651	$131,670,676	$150,584,472
Reinvestment of distributions	925,476	631,755	14,700,187	10,504,818
Shares redeemed	(12,439,845)	(3,938,225)	(191,859,594)	(65,485,782)
Net increase (decrease)	(3,162,831)	5,689,181	$(45,488,731)	$95,603,508
Fidelity Advantage Institutional Class
Shares sold	7,418,522	54,450	$111,546,417	$902,733
Reinvestment of distributions	12,127	8,675	191,749	144,228
Shares redeemed	(135,085)	(33,238)	$(2,103,489)	$(557,504)
Net increase (decrease)	7,295,564	29,887	$109,634,677	$489,457

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund as of April 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 16, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Geoffrey A. von Kuhn, each of the Trustees oversees 240 funds. Mr. von Kuhn oversees 187 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$1,000.00	$1,007.30	$1.10
Hypothetical-C		$1,000.00	$1,023.77	$1.11
Fidelity Advantage Class	.08%
Actual		$1,000.00	$1,008.10	$.40
Hypothetical-C		$1,000.00	$1,024.47	$.40
Institutional Class	.06%
Actual		$1,000.00	$1,008.20	$.30
Hypothetical-C		$1,000.00	$1,024.57	$.30
Fidelity Advantage Institutional Class	.04%
Actual		$1,000.00	$1,008.40	$.20
Hypothetical-C		$1,000.00	$1,024.66	$.20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$1,000.00	$981.30	$1.13
Hypothetical-C		$1,000.00	$1,023.72	$1.16
Fidelity Advantage Class	.09%
Actual		$1,000.00	$982.20	$.44
Hypothetical-C		$1,000.00	$1,024.42	$.45
Institutional Class	.07%
Actual		$1,000.00	$982.30	$.35
Hypothetical-C		$1,000.00	$1,024.52	$.35
Fidelity Advantage Institutional Class	.05%
Actual		$1,000.00	$982.40	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Mid Cap Index Fund
Investor Class	06/13/16	06/10/16	$0.05900	$0.039
Fidelity Advantage Class	06/13/16	06/10/16	$0.06983	$0.039
Institutional Class	06/13/16	06/10/16	$0.07138	$0.039
Fidelity Advantage Institutional Class	06/13/16	06/10/16	$0.07293	$0.039
Spartan Small Cap Index Fund
Investor Class	06/13/16	06/10/16	$0.05800	$0.085
Fidelity Advantage Class	06/13/16	06/10/16	$0.06808	$0.085
Institutional Class	06/13/16	06/10/16	$0.06952	$0.085
Fidelity Advantage Institutional Class	06/13/16	06/10/16	$0.07096	$0.085

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$30,299,023
Spartan Small Cap Index Fund	$28,806,410

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund
June, 2015	77%	66%	64%	63%
December, 2015	59%	56%	55%	55%
Spartan Small Cap Index Fund
June, 2015	44%	39%	38%	39%
December, 2015	57%	52%	51%	53%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund
June, 2015	84%	71%	70%	69%
December, 2015	63%	60%	59%	59%
Spartan Small Cap Index Fund
June, 2015	44%	40%	39%	38%
December, 2015	59%	55%	55%	54%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Proposal 1 reflects trust wide proposal and voting results.

MCX-I-SCX-I-ANN-0616
1.929320.104

Spartan® Mid Cap Index Fund
Spartan® Small Cap Index Fund
(To be renamed Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund)

Investor Class and Fidelity Advantage® Class
(Fidelity Advantage® Class to be renamed Premium Class)

Annual Report

April 30, 2016

Contents

Spartan® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Spartan® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Spartan® Mid Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2016	Past 1 year	Life of fundA
Investor Class	(2.31)%	14.36%
Fidelity Advantage® Class	(2.17)%	14.53%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Mid Cap Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$18,656	Spartan® Mid Cap Index Fund - Investor Class
$18,851	Russell Midcap® Index

Spartan® Mid Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 1.21% for the 12 months ending April 30, 2016. Largely range-bound until mid-August, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December, as well as a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February, then a sharp rebound in March driven by U.S. jobs gains and perceived softening in the Fed’s rate-tightening posture. April brought minimal change. For the full period, growth-oriented and larger-cap stocks fared better overall than value and smaller-cap complements. Performance was split, as five of 10 S&P 500® sectors gained ground, with a wide gap separating leaders from laggards. Investor demand for more-stable and higher-yielding investments boosted traditionally defensive, dividend-rich groups such as utilities (+14%), telecommunication services (+10%) and consumer staples (+11%) – the latter also buoyed by rising wages and low inflation. Meanwhile, energy (-14%) foundered amid commodity weakness that also hurt materials (-4%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes delivered returns roughly in line with the -2.14% result of the benchmark Russell Midcap® Index. Several of the fund’s biggest individual detractors were information technology stocks, led by social networking companies LinkedIn (-50%) and Twitter (-62%). Shares of LinkedIn dropped sharply when revenue fell well short of analysts’ expectations and Twitter struggled to differentiate itself in an increasingly competitive business environment. The fund also was hurt by energy stocks grappling with declining commodity prices; natural gas pipeline operator Cheniere Energy and energy producer Marathon Oil were notable detractors. Elsewhere, pharmaceutical manufacturers Perrigo (-47%) and Endo (-68%) hampered results. On the positive side, the fund saw good results from a number of health care services companies, led by Cigna, which saw its shares rise last summer when news broke that the company had agreed to be acquired by Anthem. Uncertainty about whether the deal would be completed, however, ultimately caused Cigna to give back some of its gains. Another strong holding was Edwards Lifesciences, whose stock hit an all-time high in April following favorable clinical trial data. Elsewhere, a strong earnings and revenue report lifted shares of Nvidia, a maker of computer graphics processors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Mid Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Southwest Airlines Co.	0.5	0.5
Aon PLC	0.5	0.4
Boston Scientific Corp.	0.5	0.4
McGraw Hill Financial, Inc.	0.5	0.4
Crown Castle International Corp.	0.5	0.5
IntercontinentalExchange, Inc.	0.5	0.5
Sysco Corp.	0.4	0.4
Pioneer Natural Resources Co.	0.4	0.3
O'Reilly Automotive, Inc.	0.4	0.5
Intuit, Inc.	0.4	0.4
	4.6

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.8	22.1
Consumer Discretionary	15.9	16.5
Information Technology	13.7	15.0
Industrials	12.9	12.6
Health Care	9.3	9.4
Utilities	6.6	5.8
Consumer Staples	6.3	5.8
Materials	5.9	5.7
Energy	5.2	5.0
Telecommunication Services	1.0	1.0

Spartan® Mid Cap Index Fund

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.9%
BorgWarner, Inc. (a)	58,973	$2,118,310
Delphi Automotive PLC	75,358	5,548,610
Gentex Corp.	76,907	1,233,588
Lear Corp.	19,097	2,198,638
The Goodyear Tire & Rubber Co.	70,398	2,039,430
Visteon Corp.	9,126	727,068
		13,865,644
Automobiles - 0.2%
Harley-Davidson, Inc. (a)	49,913	2,387,339
Thor Industries, Inc.	11,927	763,567
		3,150,906
Distributors - 0.4%
Genuine Parts Co.	39,718	3,811,736
LKQ Corp. (b)	79,594	2,550,988
		6,362,724
Diversified Consumer Services - 0.2%
Graham Holdings Co.	914	435,558
H&R Block, Inc.	61,302	1,240,752
Service Corp. International	52,798	1,408,123
ServiceMaster Global Holdings, Inc. (b)	27,045	1,036,364
		4,120,797
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	50,240	1,683,542
Brinker International, Inc.	15,044	696,838
Chipotle Mexican Grill, Inc. (a)(b)	8,101	3,410,278
Choice Hotels International, Inc.	9,428	477,622
Darden Restaurants, Inc. (a)	32,742	2,038,190
Domino's Pizza, Inc.	13,178	1,592,957
Dunkin' Brands Group, Inc. (a)	25,194	1,171,521
Extended Stay America, Inc. unit	15,877	248,475
Hilton Worldwide Holdings, Inc.	135,754	2,993,376
Hyatt Hotels Corp. Class A (b)	8,379	401,187
International Game Technology PLC	24,061	417,218
Marriott International, Inc. Class A (a)	51,168	3,586,365
MGM Mirage, Inc. (b)	116,550	2,482,515
Norwegian Cruise Line Holdings Ltd. (b)	34,372	1,680,447
Panera Bread Co. Class A (a)(b)	6,031	1,293,589
Royal Caribbean Cruises Ltd. (a)	44,892	3,474,641
Six Flags Entertainment Corp.	18,858	1,132,423
Starwood Hotels & Resorts Worldwide, Inc.	44,324	3,629,249
Wendy's Co.	53,622	582,335
Wyndham Worldwide Corp.	29,274	2,076,990
Wynn Resorts Ltd. (a)	21,204	1,872,313
		36,942,071
Household Durables - 1.8%
D.R. Horton, Inc.	85,865	2,581,102
Garmin Ltd. (a)	30,904	1,317,438
GoPro, Inc. Class A (a)(b)	23,599	298,291
Harman International Industries, Inc.	18,502	1,420,214
Leggett & Platt, Inc.	36,175	1,783,066
Lennar Corp.:
Class A	45,238	2,049,734
Class B	2,583	92,885
Mohawk Industries, Inc. (b)	16,105	3,102,306
Newell Brands, Inc.	117,628	5,356,779
NVR, Inc. (b)	1,062	1,764,290
PulteGroup, Inc.	89,787	1,651,183
Tempur Sealy International, Inc. (a)(b)	15,774	957,009
Toll Brothers, Inc. (b)	46,054	1,257,274
TopBuild Corp. (b)	10,395	324,532
Tupperware Brands Corp. (a)	13,017	755,897
Whirlpool Corp.	20,511	3,571,786
		28,283,786
Internet & Catalog Retail - 0.7%
Expedia, Inc.	30,853	3,571,852
Groupon, Inc. Class A (a)(b)	114,790	415,540
Liberty Interactive Corp.:
(Venture Group) Series A (b)	36,942	1,477,680
QVC Group Series A (b)	128,775	3,373,905
TripAdvisor, Inc. (b)	29,307	1,892,939
		10,731,916
Leisure Products - 0.6%
Brunswick Corp.	24,292	1,166,745
Hasbro, Inc.	29,179	2,469,711
Mattel, Inc.	88,386	2,747,921
Polaris Industries, Inc.	17,257	1,689,115
Vista Outdoor, Inc. (b)	16,621	797,476
		8,870,968
Media - 2.3%
AMC Networks, Inc. Class A (a)(b)	15,495	1,010,739
Cable One, Inc.	898	412,146
Cablevision Systems Corp. - NY Group Class A	53,018	1,770,271
Charter Communications, Inc. Class A (a)(b)	19,546	4,148,443
Cinemark Holdings, Inc.	30,506	1,057,033
Clear Channel Outdoor Holding, Inc. Class A	9,185	46,935
Discovery Communications, Inc.:
Class A (a)(b)	40,820	1,114,794
Class C (non-vtg.) (b)	66,171	1,772,059
Gannett Co., Inc.	29,980	505,163
Interpublic Group of Companies, Inc.	108,164	2,481,282
John Wiley & Sons, Inc. Class A	12,182	604,105
Liberty Broadband Corp.:
Class A (b)	6,954	398,603
Class C (b)	17,151	981,895
Liberty Media Corp.:
Liberty Braves Class A (b)	2,731	42,713
Liberty Braves Class C (b)	5,136	76,629
Liberty Media Class A (b)	6,828	124,952
Liberty Media Class C (b)	12,840	231,120
Liberty SiriusXM Class A (b)	27,312	895,014
Liberty SiriusXM Class C (b)	52,653	1,685,949
Lions Gate Entertainment Corp.	25,062	556,376
Live Nation Entertainment, Inc. (b)	38,295	822,577
MSG Network, Inc. Class A (b)	15,858	271,013
News Corp.:
Class A	99,056	1,230,276
Class B	33,562	434,964
Omnicom Group, Inc. (a)	63,676	5,283,198
Regal Entertainment Group Class A (a)	21,609	450,548
Scripps Networks Interactive, Inc. Class A (a)	23,756	1,481,187
Sirius XM Holdings, Inc. (a)(b)	557,859	2,203,543
Starz Series A (b)	22,708	617,885
Tegna, Inc.	59,438	1,388,472
The Madison Square Garden Co. (b)	5,317	834,663
Tribune Media Co. Class A	21,159	815,679
		35,750,226
Multiline Retail - 1.2%
Dillard's, Inc. Class A	5,539	390,223
Dollar General Corp.	74,753	6,123,018
Dollar Tree, Inc. (b)	60,004	4,782,919
JC Penney Corp., Inc. (a)(b)	79,318	736,071
Kohl's Corp. (a)	49,447	2,190,502
Macy's, Inc.	82,176	3,253,348
Nordstrom, Inc. (a)	33,226	1,698,845
Sears Holdings Corp. (a)(b)	3,966	64,943
		19,239,869
Specialty Retail - 3.9%
Aarons, Inc. Class A	16,616	435,505
Advance Auto Parts, Inc.	19,112	2,983,383
Armstrong Flooring, Inc. (b)	4,972	72,392
AutoNation, Inc. (a)(b)	17,895	906,382
AutoZone, Inc. (b)	8,143	6,231,268
Bed Bath & Beyond, Inc. (a)	40,597	1,916,990
Best Buy Co., Inc. (a)	72,563	2,327,821
Cabela's, Inc. Class A (b)	12,654	659,906
CarMax, Inc. (a)(b)	51,244	2,713,370
CST Brands, Inc.	19,973	754,380
Dick's Sporting Goods, Inc.	24,142	1,118,740
DSW, Inc. Class A	18,745	460,565
Foot Locker, Inc.	36,393	2,235,986
GameStop Corp. Class A (a)	27,833	912,922
Gap, Inc.	58,599	1,358,325
GNC Holdings, Inc.	19,081	464,813
L Brands, Inc.	64,543	5,053,071
Michaels Companies, Inc. (b)	16,052	456,358
Murphy U.S.A., Inc. (b)	11,018	632,654
O'Reilly Automotive, Inc. (b)	26,356	6,923,194
Office Depot, Inc. (b)	144,343	848,737
Penske Automotive Group, Inc.	10,982	429,726
Ross Stores, Inc.	107,915	6,127,414
Sally Beauty Holdings, Inc. (b)	38,236	1,200,610
Signet Jewelers Ltd.	20,871	2,265,756
Staples, Inc.	167,494	1,708,439
Tiffany & Co., Inc.	29,428	2,099,688
Tractor Supply Co.	35,705	3,379,835
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	16,764	3,491,606
Urban Outfitters, Inc. (b)	22,683	687,749
Williams-Sonoma, Inc.	23,890	1,404,254
		62,261,839
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	13,674	1,458,606
Coach, Inc.	72,261	2,909,950
Fossil Group, Inc. (b)	11,178	452,709
Hanesbrands, Inc.	104,962	3,047,047
Kate Spade & Co. (b)	33,208	854,442
lululemon athletica, Inc. (a)(b)	29,144	1,910,389
Michael Kors Holdings Ltd. (b)	48,196	2,489,805
PVH Corp.	21,556	2,060,754
Ralph Lauren Corp.	15,536	1,448,111
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	32,333	1,068,606
Under Armour, Inc. (b)	46,664	1,903,891
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	46,539	2,044,924
		21,649,234

TOTAL CONSUMER DISCRETIONARY		251,229,980

CONSUMER STAPLES - 6.3%
Beverages - 1.7%
Brown-Forman Corp.:
Class A	7,219	748,682
Class B (non-vtg.)	30,438	2,931,788
Coca-Cola Enterprises, Inc.	60,787	3,190,102
Constellation Brands, Inc. Class A (sub. vtg.)	42,717	6,666,415
Dr. Pepper Snapple Group, Inc.	50,040	4,549,136
Molson Coors Brewing Co. Class B	41,230	3,942,825
Monster Beverage Corp.	39,047	5,631,358
		27,660,306
Food & Staples Retailing - 0.8%
Manitowoc Foodservice, Inc. (b)	35,764	536,818
Rite Aid Corp. (b)	257,699	2,074,477
Sprouts Farmers Market LLC (a)(b)	40,220	1,128,975
Sysco Corp.	154,956	7,138,823
Whole Foods Market, Inc.	85,962	2,499,775
		13,378,868
Food Products - 2.9%
Blue Buffalo Pet Products, Inc. (a)(b)	10,475	259,361
Bunge Ltd.	37,397	2,337,313
Campbell Soup Co.	45,587	2,813,174
ConAgra Foods, Inc.	111,517	4,969,198
Flowers Foods, Inc.	45,238	866,760
Hormel Foods Corp.	70,026	2,699,502
Ingredion, Inc.	18,595	2,140,099
Kellogg Co.	65,218	5,009,395
McCormick & Co., Inc. (non-vtg.)	33,398	3,132,064
Mead Johnson Nutrition Co. Class A	48,643	4,239,237
Pilgrim's Pride Corp. (a)	16,443	442,481
Pinnacle Foods, Inc.	30,416	1,295,417
The Hain Celestial Group, Inc. (a)(b)	26,972	1,129,048
The Hershey Co.	38,068	3,544,511
The J.M. Smucker Co.	31,208	3,962,792
Tyson Foods, Inc. Class A	76,981	5,066,889
WhiteWave Foods Co. (b)	45,535	1,830,962
		45,738,203
Household Products - 0.6%
Church & Dwight Co., Inc.	34,197	3,170,062
Clorox Co.	34,244	4,288,376
Energizer Holdings, Inc.	16,379	712,323
Spectrum Brands Holdings, Inc.	6,607	750,555
		8,921,316
Personal Products - 0.3%
Avon Products, Inc.	111,964	527,350
Coty, Inc. Class A (a)	20,013	608,395
Edgewell Personal Care Co. (b)	16,287	1,336,674
Herbalife Ltd. (a)(b)	19,207	1,113,046
Nu Skin Enterprises, Inc. Class A (a)	15,053	613,711
		4,199,176

TOTAL CONSUMER STAPLES		99,897,869

ENERGY - 5.2%
Energy Equipment & Services - 1.1%
Diamond Offshore Drilling, Inc. (a)	16,939	410,940
Dril-Quip, Inc. (b)	10,242	663,886
Ensco PLC Class A	78,480	938,621
FMC Technologies, Inc. (b)	60,310	1,838,852
Frank's International NV (a)	8,417	140,143
Helmerich & Payne, Inc.	25,217	1,667,348
Nabors Industries Ltd.	73,448	719,790
National Oilwell Varco, Inc. (a)	101,382	3,653,807
Noble Corp. (a)	63,787	716,328
Oceaneering International, Inc.	25,715	942,455
Patterson-UTI Energy, Inc.	38,500	760,375
Rowan Companies PLC	32,185	605,400
RPC, Inc. (a)	14,517	219,497
Seadrill Ltd.(a)(b)	97,843	467,690
Superior Energy Services, Inc.	39,545	666,729
Weatherford International Ltd. (b)	232,427	1,889,632
		16,301,493
Oil, Gas & Consumable Fuels - 4.1%
Antero Resources Corp. (b)	18,514	523,946
Cabot Oil & Gas Corp.	121,486	2,842,772
California Resources Corp.	104,048	228,906
Cheniere Energy, Inc. (b)	61,731	2,400,101
Chesapeake Energy Corp.	153,527	1,054,730
Cimarex Energy Co.	24,771	2,697,066
Cobalt International Energy, Inc. (b)	98,250	317,348
Columbia Pipeline Group, Inc.	104,580	2,679,340
Concho Resources, Inc. (b)	33,739	3,919,460
CONSOL Energy, Inc. (a)	59,343	893,112
Continental Resources, Inc. (a)(b)	22,284	830,302
CVR Energy, Inc. (a)	3,776	91,681
Denbury Resources, Inc. (a)	92,825	358,305
Diamondback Energy, Inc. (a)	18,590	1,609,522
Energen Corp.	24,586	1,044,659
EP Energy Corp. (b)	7,297	35,828
EQT Corp.	39,855	2,793,836
Golar LNG Ltd. (a)	23,046	382,103
Gulfport Energy Corp. (b)	32,405	1,014,277
Hess Corp.	72,098	4,298,483
HollyFrontier Corp.	47,538	1,692,353
Kosmos Energy Ltd. (b)	40,869	264,831
Laredo Petroleum, Inc. (a)(b)	32,692	398,189
Marathon Oil Corp.	220,386	3,105,239
Memorial Resource Development Corp. (b)	22,461	293,790
Murphy Oil Corp.	46,438	1,659,694
Newfield Exploration Co. (b)	51,519	1,867,564
Noble Energy, Inc.	112,092	4,047,642
ONEOK, Inc.	54,239	1,960,740
PBF Energy, Inc. Class A	25,197	810,839
Pioneer Natural Resources Co.	42,183	7,006,596
QEP Resources, Inc.	55,708	998,844
Range Resources Corp. (a)	43,909	1,936,826
Rice Energy, Inc. (b)	21,791	377,202
SM Energy Co.	17,605	548,572
Southwestern Energy Co. (a)(b)	99,755	1,339,710
Targa Resources Corp.	41,888	1,694,788
Teekay Corp.	13,250	148,400
Tesoro Corp.	32,894	2,621,323
Whiting Petroleum Corp. (a)(b)	53,798	645,576
World Fuel Services Corp.	18,699	873,804
WPX Energy, Inc. (b)	62,313	601,944
		64,910,243

TOTAL ENERGY		81,211,736

FINANCIALS - 22.8%
Banks - 3.1%
Associated Banc-Corp.	40,236	733,905
Bank of Hawaii Corp.	11,290	772,349
BankUnited, Inc.	26,835	925,808
BOK Financial Corp. (a)	7,381	444,189
CIT Group, Inc.	45,294	1,565,814
Citizens Financial Group, Inc.	81,793	1,868,970
Comerica, Inc.	46,670	2,072,148
Commerce Bancshares, Inc.	22,646	1,060,286
Cullen/Frost Bankers, Inc. (a)	14,141	904,883
East West Bancorp, Inc.	37,555	1,407,937
Fifth Third Bancorp	210,954	3,862,568
First Horizon National Corp.	61,150	860,992
First Niagara Financial Group, Inc.	92,935	981,394
First Republic Bank	37,203	2,616,115
Huntington Bancshares, Inc.	210,535	2,117,982
KeyCorp	221,758	2,725,406
M&T Bank Corp.	41,593	4,921,284
PacWest Bancorp	29,381	1,174,652
Peoples United Financial, Inc.	80,372	1,245,766
Popular, Inc.	27,140	806,601
Regions Financial Corp.	349,637	3,279,595
Signature Bank (b)	13,231	1,823,629
SunTrust Banks, Inc.	134,497	5,613,905
SVB Financial Group (b)	13,342	1,391,304
Synovus Financial Corp.	32,844	1,023,419
TCF Financial Corp.	44,712	609,872
Zions Bancorporation	53,024	1,459,220
		48,269,993
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (b)	14,338	2,442,048
Ameriprise Financial, Inc.	43,877	4,207,804
Artisan Partners Asset Management, Inc.	9,502	307,010
E*TRADE Financial Corp. (b)	76,022	1,914,234
Eaton Vance Corp. (non-vtg.)	30,509	1,053,476
Federated Investors, Inc. Class B (non-vtg.)	24,610	777,676
Interactive Brokers Group, Inc.	14,837	563,806
Invesco Ltd.	112,349	3,483,942
Lazard Ltd. Class A	32,963	1,188,316
Legg Mason, Inc.	25,475	818,002
LPL Financial (a)	20,093	530,455
Northern Trust Corp.	60,840	4,324,507
NorthStar Asset Management Group, Inc.	50,729	631,069
Raymond James Financial, Inc.	33,217	1,732,931
SEI Investments Co.	36,569	1,758,238
T. Rowe Price Group, Inc.	68,064	5,124,539
TD Ameritrade Holding Corp.	69,499	2,073,155
Waddell & Reed Financial, Inc. Class A	21,642	440,198
		33,371,406
Consumer Finance - 0.8%
Ally Financial, Inc. (a)(b)	125,498	2,235,119
Credit Acceptance Corp. (a)(b)	2,184	428,654
LendingClub Corp. (a)(b)	16,550	130,745
Navient Corp.	90,203	1,233,075
OneMain Holdings, Inc. (b)	13,512	429,952
Santander Consumer U.S.A. Holdings, Inc. (b)	23,172	305,175
SLM Corp. (b)	111,283	753,386
Synchrony Financial (b)	217,463	6,647,844
		12,163,950
Diversified Financial Services - 1.9%
CBOE Holdings, Inc.	21,665	1,342,363
FactSet Research Systems, Inc.	10,855	1,636,391
IntercontinentalExchange, Inc.	30,550	7,332,917
Leucadia National Corp.	85,704	1,429,543
McGraw Hill Financial, Inc.	71,469	7,636,463
Moody's Corp.	46,320	4,433,750
Morningstar, Inc.	4,892	407,014
MSCI, Inc. Class A	26,826	2,037,166
The NASDAQ OMX Group, Inc.	30,355	1,873,207
Voya Financial, Inc.	52,532	1,705,714
		29,834,528
Insurance - 4.5%
Alleghany Corp. (b)	4,167	2,172,174
Allied World Assurance Co. Holdings AG	23,416	833,141
American Financial Group, Inc.	17,990	1,243,289
American National Insurance Co.	1,964	228,060
AmTrust Financial Services, Inc.	21,577	536,188
Aon PLC	73,610	7,737,883
Arch Capital Group Ltd. (b)	32,485	2,289,868
Arthur J. Gallagher & Co.	43,779	2,015,585
Aspen Insurance Holdings Ltd.	16,180	749,943
Assurant, Inc.	16,556	1,400,141
Assured Guaranty Ltd.	36,636	947,773
Axis Capital Holdings Ltd.	24,603	1,310,602
Brown & Brown, Inc.	30,431	1,068,432
Cincinnati Financial Corp.	42,990	2,837,770
CNA Financial Corp.	7,123	225,087
Endurance Specialty Holdings Ltd.	16,350	1,046,073
Erie Indemnity Co. Class A	6,389	603,058
Everest Re Group Ltd.	11,650	2,154,085
FNF Group	73,498	2,344,586
Genworth Financial, Inc. Class A (b)	130,770	448,541
Hanover Insurance Group, Inc.	11,439	981,009
Hartford Financial Services Group, Inc.	103,565	4,596,215
Lincoln National Corp.	62,131	2,699,592
Loews Corp.	74,186	2,943,700
Markel Corp. (b)	3,639	3,271,861
Mercury General Corp.	7,042	372,522
Old Republic International Corp.	68,013	1,257,560
Principal Financial Group, Inc.	76,928	3,283,287
ProAssurance Corp.	14,471	690,701
Progressive Corp.	153,497	5,004,002
Reinsurance Group of America, Inc.	17,196	1,637,403
RenaissanceRe Holdings Ltd.	11,199	1,242,081
Torchmark Corp.	32,812	1,899,487
Unum Group	65,007	2,223,889
Validus Holdings Ltd.	22,279	1,026,839
W.R. Berkley Corp.	25,303	1,416,968
White Mountains Insurance Group Ltd.	1,487	1,234,210
XL Group PLC Class A	80,041	2,619,742
		70,593,347
Real Estate Investment Trusts - 9.9%
Alexandria Real Estate Equities, Inc.	18,753	1,743,091
American Campus Communities, Inc.	33,879	1,516,085
American Capital Agency Corp.	86,606	1,590,952
American Homes 4 Rent Class A	53,049	839,235
Annaly Capital Management, Inc.	247,927	2,583,399
Apartment Investment & Management Co. Class A	40,699	1,630,402
Apple Hospitality (REIT), Inc. (a)	45,509	861,485
AvalonBay Communities, Inc.	34,525	6,103,675
Boston Properties, Inc.	39,974	5,151,050
Brandywine Realty Trust (SBI)	47,258	706,507
Brixmor Property Group, Inc.	45,321	1,144,355
Camden Property Trust (SBI)	22,692	1,831,925
Care Capital Properties, Inc.	21,775	580,739
CBL & Associates Properties, Inc.	42,810	500,021
Chimera Investment Corp.	49,723	706,067
Columbia Property Trust, Inc.	33,020	736,346
Communications Sales & Leasing, Inc.	31,742	737,367
Corporate Office Properties Trust (SBI)	25,025	642,642
Corrections Corp. of America	30,293	921,513
Crown Castle International Corp.	87,180	7,574,198
DDR Corp.	79,048	1,383,340
Digital Realty Trust, Inc.	38,235	3,363,915
Douglas Emmett, Inc.	38,322	1,243,549
Duke Realty LP	89,947	1,967,141
Empire State Realty Trust, Inc.	29,012	537,012
Equinix, Inc.	17,865	5,901,703
Equity Commonwealth (b)	33,666	939,618
Equity Lifestyle Properties, Inc. (a)	21,915	1,500,958
Essex Property Trust, Inc.	17,054	3,759,554
Extra Space Storage, Inc.	32,091	2,726,130
Federal Realty Investment Trust (SBI)	17,954	2,730,444
Forest City Realty Trust, Inc.	57,218	1,188,990
Four Corners Property Trust, Inc.	15,163	269,143
Gaming & Leisure Properties	42,155	1,382,262
General Growth Properties, Inc.	150,596	4,221,206
HCP, Inc.	120,442	4,074,553
Healthcare Trust of America, Inc.	35,165	1,015,917
Hospitality Properties Trust (SBI)	38,891	995,221
Host Hotels & Resorts, Inc.	197,964	3,131,790
Iron Mountain, Inc. (a)	68,823	2,514,104
Kilroy Realty Corp.	22,948	1,487,260
Kimco Realty Corp.	107,708	3,028,749
Lamar Advertising Co. Class A	21,135	1,311,215
Liberty Property Trust (SBI)	39,023	1,361,903
MFA Financial, Inc.	97,778	675,646
Mid-America Apartment Communities, Inc.	19,668	1,882,424
National Retail Properties, Inc.	36,952	1,617,020
NorthStar Realty Europe Corp.	16,520	197,084
NorthStar Realty Finance Corp.	47,823	611,656
Omega Healthcare Investors, Inc.	47,514	1,604,548
Outfront Media, Inc.	36,068	782,315
Paramount Group, Inc.	46,940	783,898
Piedmont Office Realty Trust, Inc. Class A	38,424	765,022
Post Properties, Inc.	14,159	812,160
Prologis, Inc.	136,725	6,208,682
Rayonier, Inc.	33,290	821,597
Realty Income Corp.	65,219	3,860,965
Regency Centers Corp.	24,679	1,818,842
Retail Properties America, Inc.	61,462	982,777
Senior Housing Properties Trust (SBI)	61,838	1,087,112
SL Green Realty Corp.	26,081	2,740,591
Spirit Realty Capital, Inc.	124,597	1,424,144
Starwood Property Trust, Inc.	62,588	1,211,704
Tanger Factory Outlet Centers, Inc.	24,862	872,159
Taubman Centers, Inc.	16,207	1,125,576
The Macerich Co.	38,914	2,960,577
Two Harbors Investment Corp.	89,896	703,886
UDR, Inc.	67,351	2,351,897
Ventas, Inc.	86,343	5,363,627
VEREIT, Inc.	235,816	2,094,046
Vornado Realty Trust	49,102	4,700,534
Weingarten Realty Investors (SBI)	32,413	1,196,688
Welltower, Inc.	91,494	6,351,513
Weyerhaeuser Co.	208,494	6,696,827
WP Carey, Inc. (a)	27,302	1,667,879
WP Glimcher, Inc.	49,261	516,748
		156,626,875
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (b)	74,441	2,205,687
Howard Hughes Corp. (b)	10,456	1,099,658
Jones Lang LaSalle, Inc.	11,687	1,345,992
Realogy Holdings Corp. (b)	38,199	1,365,232
		6,016,569
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	126,583	1,902,542
TFS Financial Corp.	17,330	310,207
		2,212,749

TOTAL FINANCIALS		359,089,417

HEALTH CARE - 9.3%
Biotechnology - 1.1%
Agios Pharmaceuticals, Inc. (a)(b)	6,775	331,636
Alkermes PLC (b)	38,668	1,537,053
Alnylam Pharmaceuticals, Inc. (b)	19,392	1,300,040
BioMarin Pharmaceutical, Inc. (b)	41,875	3,545,975
bluebird bio, Inc. (b)	9,166	406,512
Incyte Corp. (b)	40,894	2,955,409
Intercept Pharmaceuticals, Inc. (a)(b)	4,218	635,821
Intrexon Corp. (a)(b)	12,505	334,259
Ionis Pharmaceuticals, Inc.(a)(b)	31,244	1,280,067
Juno Therapeutics, Inc. (a)(b)	2,962	124,671
Medivation, Inc. (b)	41,088	2,374,886
Opko Health, Inc. (a)(b)	78,793	847,025
Puma Biotechnology, Inc. (a)(b)	6,806	208,876
Seattle Genetics, Inc. (a)(b)	27,318	969,243
United Therapeutics Corp. (a)(b)	12,057	1,268,396
		18,119,869
Health Care Equipment & Supplies - 3.5%
Alere, Inc. (b)	22,377	872,703
Align Technology, Inc. (b)	20,951	1,512,453
Boston Scientific Corp. (b)	350,011	7,672,241
C.R. Bard, Inc.	19,418	4,119,917
Dentsply Sirona, Inc.	62,883	3,747,827
DexCom, Inc. (b)	20,658	1,329,962
Edwards Lifesciences Corp. (b)	56,180	5,966,878
Hill-Rom Holdings, Inc.	14,830	717,031
Hologic, Inc. (b)	63,986	2,149,290
IDEXX Laboratories, Inc. (a)(b)	24,476	2,064,551
Intuitive Surgical, Inc. (b)	9,632	6,033,100
ResMed, Inc.	36,700	2,047,860
St. Jude Medical, Inc.	73,391	5,592,394
Teleflex, Inc.	10,868	1,693,017
The Cooper Companies, Inc.	12,604	1,929,420
Varian Medical Systems, Inc. (b)	26,014	2,111,817
Zimmer Biomet Holdings, Inc.	44,473	5,148,639
		54,709,100
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)(b)	15,633	987,849
AmerisourceBergen Corp.	53,613	4,562,466
Brookdale Senior Living, Inc. (b)	48,215	890,049
Centene Corp. (b)	43,667	2,705,607
Community Health Systems, Inc. (b)	30,898	589,534
DaVita HealthCare Partners, Inc. (b)	46,044	3,402,652
Envision Healthcare Holdings, Inc. (b)	48,835	1,105,136
Henry Schein, Inc. (b)	21,857	3,687,276
Laboratory Corp. of America Holdings (b)	26,204	3,283,885
LifePoint Hospitals, Inc. (b)	11,565	781,331
MEDNAX, Inc. (b)	24,299	1,732,276
Patterson Companies, Inc.	22,264	965,144
Premier, Inc. (b)	9,875	333,874
Quest Diagnostics, Inc.	37,546	2,822,333
Tenet Healthcare Corp. (b)	26,008	824,194
Universal Health Services, Inc. Class B	23,964	3,203,508
VCA, Inc. (b)	21,456	1,351,084
		33,228,198
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	47,508	636,607
athenahealth, Inc. (a)(b)	10,043	1,338,732
Cerner Corp. (b)	78,145	4,387,060
IMS Health Holdings, Inc. (b)	34,637	922,730
Inovalon Holdings, Inc. Class A (a)(b)	6,171	105,524
Veeva Systems, Inc. Class A (b)	18,409	506,432
		7,897,085
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	87,081	3,563,355
Bio-Rad Laboratories, Inc. Class A (b)	5,366	761,167
Bio-Techne Corp.	9,625	896,858
Bruker Corp.	28,825	815,748
Charles River Laboratories International, Inc. (b)	12,256	971,533
Mettler-Toledo International, Inc. (b)	7,330	2,623,774
PerkinElmer, Inc.	29,444	1,484,566
QIAGEN NV (b)	60,440	1,357,482
Quintiles Transnational Holdings, Inc. (b)	20,633	1,425,121
VWR Corp. (b)	7,946	211,681
Waters Corp. (b)	21,689	2,823,040
		16,934,325
Pharmaceuticals - 1.0%
Akorn, Inc. (b)	20,813	529,691
Endo International PLC (b)	58,770	1,586,790
Jazz Pharmaceuticals PLC (b)	15,881	2,393,267
Mallinckrodt PLC (b)	30,550	1,909,986
Perrigo Co. PLC (a)	38,189	3,691,731
Zoetis, Inc. Class A	130,680	6,145,880
		16,257,345

TOTAL HEALTH CARE		147,145,922

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.3%
BE Aerospace, Inc.	27,702	1,347,148
BWX Technologies, Inc.	27,657	923,467
Hexcel Corp.	25,322	1,146,327
Huntington Ingalls Industries, Inc.	12,754	1,846,397
L-3 Communications Holdings, Inc.	20,291	2,668,875
Orbital ATK, Inc.	15,764	1,371,468
Rockwell Collins, Inc.	34,502	3,042,731
Spirit AeroSystems Holdings, Inc. Class A (b)	34,509	1,627,099
Textron, Inc.	72,556	2,806,466
TransDigm Group, Inc. (a)(b)	13,909	3,169,444
Triumph Group, Inc.	12,852	464,985
		20,414,407
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	38,104	2,704,241
Expeditors International of Washington, Inc.	50,120	2,486,453
		5,190,694
Airlines - 1.1%
Alaska Air Group, Inc.	33,932	2,389,831
Copa Holdings SA Class A (a)	8,633	550,354
JetBlue Airways Corp. (b)	82,262	1,627,965
Southwest Airlines Co.	174,300	7,775,520
Spirit Airlines, Inc. (b)	18,914	830,892
United Continental Holdings, Inc. (b)	93,696	4,292,214
		17,466,776
Building Products - 0.8%
A.O. Smith Corp.	19,281	1,488,879
Allegion PLC	24,888	1,628,920
Armstrong World Industries, Inc. (b)	10,425	425,444
Fortune Brands Home & Security, Inc.	41,497	2,299,349
GCP Applied Technologies, Inc. (b)	18,699	413,809
Lennox International, Inc.	10,513	1,418,729
Masco Corp.	91,199	2,800,721
Owens Corning	30,600	1,409,742
USG Corp. (b)	24,026	648,942
		12,534,535
Commercial Services & Supplies - 1.4%
ADT Corp.	44,277	1,858,748
Cintas Corp.	23,485	2,108,483
Clean Harbors, Inc. (a)(b)	15,420	761,748
Copart, Inc. (b)	29,317	1,255,940
Covanta Holding Corp.	29,585	481,052
KAR Auction Services, Inc.	37,031	1,392,366
Pitney Bowes, Inc.	50,387	1,056,615
R.R. Donnelley & Sons Co.	54,608	950,179
Republic Services, Inc.	63,268	2,978,025
Rollins, Inc.	25,112	674,759
Stericycle, Inc. (b)	22,226	2,123,917
Tyco International Ltd.	109,790	4,229,111
Waste Connections, Inc.	32,286	2,172,202
		22,043,145
Construction & Engineering - 0.5%
AECOM (b)	39,554	1,285,109
Chicago Bridge & Iron Co. NV	25,399	1,022,310
Fluor Corp.	36,215	1,979,512
Jacobs Engineering Group, Inc. (b)	32,816	1,462,937
KBR, Inc.	37,939	590,331
Quanta Services, Inc. (b)	39,901	946,452
Valmont Industries, Inc.	6,201	870,496
		8,157,147
Electrical Equipment - 0.8%
Acuity Brands, Inc.	11,342	2,766,200
AMETEK, Inc.	63,030	3,031,113
Babcock & Wilcox Enterprises, Inc. (b)	14,043	320,883
Hubbell, Inc. Class B	15,059	1,592,640
Regal Beloit Corp.	11,799	760,092
Rockwell Automation, Inc.	35,067	3,979,052
SolarCity Corp. (a)(b)	15,400	466,928
		12,916,908
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	16,927	1,724,861
Roper Technologies, Inc.	26,198	4,613,206
		6,338,067
Machinery - 3.3%
AGCO Corp.	18,380	982,779
Allison Transmission Holdings, Inc.	43,651	1,257,585
Colfax Corp. (a)(b)	26,322	853,622
Crane Co.	12,676	704,405
Donaldson Co., Inc.	35,894	1,173,016
Dover Corp.	42,005	2,759,729
Flowserve Corp.	35,018	1,709,229
Graco, Inc.	14,440	1,131,952
IDEX Corp.	20,454	1,675,183
Ingersoll-Rand PLC	69,037	4,524,685
ITT Corp.	23,423	898,741
Joy Global, Inc. (a)	25,049	533,544
Kennametal, Inc.	21,074	492,710
Lincoln Electric Holdings, Inc.	18,569	1,163,719
Manitowoc Co., Inc. (a)	37,377	213,049
Middleby Corp. (a)(b)	14,896	1,633,197
Nordson Corp.	14,979	1,149,339
Oshkosh Corp.	19,141	935,038
PACCAR, Inc.	92,433	5,445,228
Parker Hannifin Corp.	36,187	4,198,416
Pentair PLC (a)	46,765	2,716,111
Snap-On, Inc.	15,107	2,406,243
SPX Corp.	10,816	174,138
SPX Flow, Inc. (b)	10,837	324,677
Stanley Black & Decker, Inc.	40,072	4,484,858
Terex Corp.	27,407	654,753
Timken Co.	18,778	669,060
Toro Co.	14,516	1,254,908
Trinity Industries, Inc.	40,255	785,375
WABCO Holdings, Inc. (b)	14,219	1,594,803
Wabtec Corp.	23,390	1,939,733
Xylem, Inc.	47,318	1,976,946
		52,416,771
Marine - 0.1%
Kirby Corp. (a)(b)	14,471	923,539
Professional Services - 1.2%
Dun & Bradstreet Corp.	9,445	1,042,822
Equifax, Inc.	31,047	3,733,402
IHS, Inc. Class A (b)	17,908	2,205,907
Manpower, Inc.	19,129	1,473,507
Nielsen Holdings PLC	96,079	5,009,559
Robert Half International, Inc.	35,112	1,345,141
TransUnion Holding Co., Inc.	8,665	259,517
Verisk Analytics, Inc. (b)	44,086	3,420,192
		18,490,047
Road & Rail - 0.7%
AMERCO	1,904	670,208
Avis Budget Group, Inc. (b)	26,327	660,808
Genesee & Wyoming, Inc. Class A (b)	14,847	966,688
Hertz Global Holdings, Inc. (b)	97,486	902,720
J.B. Hunt Transport Services, Inc.	24,009	1,989,866
Kansas City Southern	28,923	2,740,454
Landstar System, Inc.	11,708	767,459
Old Dominion Freight Lines, Inc. (a)(b)	18,236	1,204,488
Ryder System, Inc.	13,967	962,606
		10,865,297
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A	26,968	821,985
Fastenal Co. (a)	76,700	3,588,793
GATX Corp. (a)	10,712	492,109
HD Supply Holdings, Inc. (b)	44,386	1,521,552
MSC Industrial Direct Co., Inc. Class A	12,349	957,048
Now, Inc. (a)(b)	28,412	513,121
United Rentals, Inc. (b)	23,680	1,584,902
W.W. Grainger, Inc.	16,376	3,840,500
Watsco, Inc.	6,746	907,135
WESCO International, Inc. (a)(b)	11,615	682,846
		14,909,991
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	18,085	1,273,003

TOTAL INDUSTRIALS		203,940,327

INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)(b)	8,857	590,053
Arris International PLC (b)	47,959	1,092,026
Brocade Communications Systems, Inc.	109,770	1,054,890
CommScope Holding Co., Inc. (b)	27,453	834,846
EchoStar Holding Corp. Class A (b)	11,457	468,820
F5 Networks, Inc. (b)	18,683	1,957,044
Harris Corp.	32,373	2,590,164
Juniper Networks, Inc.	103,499	2,421,877
Lumentum Holdings, Inc. (b)	11,993	303,423
Motorola Solutions, Inc.	46,127	3,468,289
Palo Alto Networks, Inc. (b)	20,024	3,021,021
Viavi Solutions, Inc. (b)	60,049	390,919
		18,193,372
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	80,646	4,502,466
Arrow Electronics, Inc. (b)	24,907	1,546,725
Avnet, Inc.	35,540	1,461,405
CDW Corp.	34,272	1,319,472
Cognex Corp.	22,619	803,653
Dolby Laboratories, Inc. Class A	13,105	623,929
Fitbit, Inc. (a)	11,424	208,488
FLIR Systems, Inc.	36,685	1,108,254
Ingram Micro, Inc. Class A	38,594	1,348,860
IPG Photonics Corp. (b)	8,939	774,743
Jabil Circuit, Inc.	50,178	871,090
Keysight Technologies, Inc. (b)	44,281	1,154,848
National Instruments Corp.	29,259	806,671
Trimble Navigation Ltd. (b)	67,929	1,626,900
VeriFone Systems, Inc. (b)	29,808	848,336
Zebra Technologies Corp. Class A (a)(b)	13,405	838,617
		19,844,457
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (b)	46,429	2,367,415
CoStar Group, Inc. (b)	8,455	1,668,256
GoDaddy, Inc. (b)	6,435	195,431
IAC/InterActiveCorp	19,240	891,582
LinkedIn Corp. Class A (b)	28,555	3,578,227
Match Group, Inc. (a)(b)	8,476	96,626
Pandora Media, Inc. (a)(b)	56,089	556,964
Rackspace Hosting, Inc. (a)(b)	30,291	692,755
Twitter, Inc. (b)	148,219	2,166,962
VeriSign, Inc. (a)(b)	25,457	2,199,485
Yelp, Inc. (b)	16,869	354,249
Zillow Group, Inc.:
Class A (a)(b)	11,547	288,906
Class C (a)(b)	22,781	547,655
		15,604,513
IT Services - 3.3%
Alliance Data Systems Corp. (b)	16,200	3,293,622
Amdocs Ltd.	40,230	2,274,604
Black Knight Financial Services, Inc. Class A	5,627	179,951
Booz Allen Hamilton Holding Corp. Class A	26,542	731,763
Broadridge Financial Solutions, Inc.	31,179	1,865,751
Computer Sciences Corp.	36,296	1,202,486
CoreLogic, Inc. (b)	23,667	839,705
CSRA, Inc.	35,894	931,808
DST Systems, Inc.	9,115	1,099,998
Fidelity National Information Services, Inc.	73,936	4,864,989
First Data Corp. Class A (b)	47,128	536,788
Fiserv, Inc. (b)	58,308	5,697,858
FleetCor Technologies, Inc. (b)	23,956	3,705,514
Gartner, Inc. Class A (b)	21,705	1,892,025
Genpact Ltd. (b)	41,616	1,160,670
Global Payments, Inc.	41,091	2,965,948
Jack Henry & Associates, Inc.	21,469	1,739,633
Leidos Holdings, Inc. (a)	17,321	859,295
Paychex, Inc.	84,748	4,417,066
Sabre Corp.	29,528	854,836
Square, Inc. (a)(b)	8,661	128,962
Teradata Corp. (a)(b)	34,783	880,010
The Western Union Co. (a)	135,143	2,702,860
Total System Services, Inc.	43,096	2,203,929
Vantiv, Inc. (b)	37,416	2,040,669
WEX, Inc. (b)	10,030	947,735
Xerox Corp.	264,883	2,542,877
		52,561,352
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	81,732	4,603,146
Applied Materials, Inc.	299,939	6,139,751
Cree, Inc. (a)(b)	27,041	662,775
Cypress Semiconductor Corp. (a)	81,131	732,613
First Solar, Inc. (b)	19,768	1,103,845
KLA-Tencor Corp.	41,737	2,919,086
Lam Research Corp.	41,311	3,156,160
Linear Technology Corp.	62,563	2,782,802
Marvell Technology Group Ltd.	118,399	1,181,622
Maxim Integrated Products, Inc.	74,239	2,651,817
Microchip Technology, Inc. (a)	57,238	2,781,194
NVIDIA Corp.	140,547	4,993,635
ON Semiconductor Corp. (b)	112,783	1,068,055
Qorvo, Inc. (b)	36,971	1,664,804
Skyworks Solutions, Inc.	49,853	3,331,177
SunPower Corp. (a)(b)	14,486	291,748
Teradyne, Inc.	56,196	1,062,666
Xilinx, Inc.	67,518	2,908,675
		44,035,571
Software - 3.5%
Activision Blizzard, Inc.	131,830	4,544,180
ANSYS, Inc. (b)	23,408	2,124,744
Atlassian Corp. PLC (a)	6,452	149,493
Autodesk, Inc. (b)	59,406	3,553,667
CA Technologies, Inc.	77,849	2,309,001
Cadence Design Systems, Inc. (b)	76,542	1,775,009
CDK Global, Inc.	41,856	1,991,090
Citrix Systems, Inc. (b)	41,856	3,425,495
Electronic Arts, Inc. (b)	82,141	5,080,421
FireEye, Inc. (b)	36,124	626,751
Fortinet, Inc. (b)	37,411	1,216,232
Intuit, Inc.	67,076	6,767,298
NetSuite, Inc. (a)(b)	10,445	846,463
Nuance Communications, Inc. (b)	66,256	1,138,278
Parametric Technology Corp. (b)	30,145	1,099,087
Red Hat, Inc. (b)	47,836	3,509,727
ServiceNow, Inc. (a)(b)	40,224	2,875,212
Splunk, Inc. (a)(b)	34,514	1,794,038
SS&C Technologies Holdings, Inc. (a)	21,221	1,297,664
Symantec Corp.	177,730	2,958,316
Synopsys, Inc. (b)	40,473	1,923,277
Tableau Software, Inc. (b)	12,953	669,670
Ultimate Software Group, Inc. (a)(b)	7,437	1,462,040
Workday, Inc. Class A (a)(b)	27,680	2,075,446
Zynga, Inc. (b)	190,296	452,904
		55,665,503
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)(b)	28,802	509,507
Lexmark International, Inc. Class A	15,860	612,196
NCR Corp. (b)	34,367	999,736
NetApp, Inc.	77,012	1,820,564
SanDisk Corp.	54,254	4,076,103
Western Digital Corp.	58,836	2,404,333
		10,422,439

TOTAL INFORMATION TECHNOLOGY		216,327,207

MATERIALS - 5.9%
Chemicals - 2.4%
Airgas, Inc.	17,793	2,534,435
Albemarle Corp. U.S.	29,394	1,944,707
Ashland, Inc.	16,590	1,851,444
Axalta Coating Systems (b)	26,203	745,999
Cabot Corp.	16,498	804,937
Celanese Corp. Class A	40,065	2,832,596
CF Industries Holdings, Inc.	61,432	2,031,556
Eastman Chemical Co.	38,821	2,965,148
FMC Corp.	34,837	1,507,049
Huntsman Corp.	53,411	840,689
International Flavors & Fragrances, Inc.	21,179	2,530,255
NewMarket Corp.	2,206	895,768
Platform Specialty Products Corp. (a)(b)	35,104	361,571
RPM International, Inc.	34,921	1,764,558
Sherwin-Williams Co.	21,140	6,073,733
The Mosaic Co. (a)	90,637	2,536,930
The Scotts Miracle-Gro Co. Class A	11,708	828,692
Valspar Corp.	21,146	2,256,067
W.R. Grace & Co.	18,930	1,451,552
Westlake Chemical Corp.	10,486	526,292
		37,283,978
Construction Materials - 0.5%
Eagle Materials, Inc.	13,026	965,487
Martin Marietta Materials, Inc. (a)	16,569	2,803,972
Vulcan Materials Co.	34,711	3,735,945
		7,505,404
Containers & Packaging - 1.5%
Aptargroup, Inc.	16,266	1,236,216
Avery Dennison Corp.	23,813	1,729,062
Ball Corp. (a)	36,051	2,573,320
Bemis Co., Inc.	25,318	1,270,457
Crown Holdings, Inc. (b)	36,494	1,932,722
Graphic Packaging Holding Co.	86,334	1,146,516
International Paper Co.	109,470	4,736,767
Owens-Illinois, Inc. (b)	42,142	777,941
Packaging Corp. of America	25,708	1,667,935
Sealed Air Corp.	51,680	2,447,565
Silgan Holdings, Inc.	10,660	540,888
Sonoco Products Co.	26,250	1,230,863
WestRock Co.	68,306	2,858,606
		24,148,858
Metals & Mining - 1.5%
Alcoa, Inc.	341,811	3,818,029
Allegheny Technologies, Inc. (a)	28,446	464,808
Compass Minerals International, Inc.	8,904	667,444
Freeport-McMoRan, Inc. (a)	326,623	4,572,722
Newmont Mining Corp.	138,042	4,827,329
Nucor Corp.	83,378	4,150,557
Reliance Steel & Aluminum Co.	19,437	1,437,755
Royal Gold, Inc.	16,798	1,051,891
Steel Dynamics, Inc.	63,033	1,589,062
Tahoe Resources, Inc.	59,425	839,253
United States Steel Corp. (a)	38,424	734,283
		24,153,133
Paper & Forest Products - 0.0%
Domtar Corp.	16,791	648,804

TOTAL MATERIALS		93,740,177

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
CenturyLink, Inc. (a)	147,000	4,549,650
Frontier Communications Corp.	303,625	1,688,155
Level 3 Communications, Inc. (b)	75,403	3,940,561
SBA Communications Corp. Class A (b)	33,796	3,482,340
Zayo Group Holdings, Inc. (b)	37,242	966,802
		14,627,508
Wireless Telecommunication Services - 0.1%
Sprint Corp. (a)(b)	194,021	665,492
Telephone & Data Systems, Inc.	24,538	725,589
U.S. Cellular Corp. (b)	3,531	150,562
		1,541,643

TOTAL TELECOMMUNICATION SERVICES		16,169,151

UTILITIES - 6.6%
Electric Utilities - 2.5%
Edison International	84,996	6,010,067
Entergy Corp.	46,740	3,513,913
Eversource Energy	82,825	4,674,643
FirstEnergy Corp.	110,337	3,595,883
Great Plains Energy, Inc.	40,544	1,266,189
Hawaiian Electric Industries, Inc.	28,157	920,452
ITC Holdings Corp.	40,335	1,777,563
OGE Energy Corp.	52,013	1,539,065
Pinnacle West Capital Corp.	28,864	2,096,970
PPL Corp.	174,355	6,562,722
Westar Energy, Inc.	36,908	1,904,822
Xcel Energy, Inc.	132,342	5,297,650
		39,159,939
Gas Utilities - 0.5%
AGL Resources, Inc.	31,258	2,058,652
Atmos Energy Corp.	26,467	1,920,181
National Fuel Gas Co.	22,196	1,231,878
Questar Corp.	45,982	1,152,769
UGI Corp.	45,008	1,811,122
		8,174,602
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (b)	97,098	1,532,206
NRG Energy, Inc.	82,437	1,244,799
Terraform Power, Inc. (a)	15,685	167,516
The AES Corp.	177,700	1,983,132
		4,927,653
Multi-Utilities - 3.0%
Alliant Energy Corp.	29,449	2,076,743
Ameren Corp.	63,428	3,044,544
Avangrid, Inc.	15,052	603,585
CenterPoint Energy, Inc.	111,967	2,401,692
CMS Energy Corp.	72,341	2,942,832
Consolidated Edison, Inc.	76,531	5,709,213
DTE Energy Co.	46,746	4,167,873
MDU Resources Group, Inc.	51,215	1,027,373
NiSource, Inc.	82,483	1,873,189
Public Service Enterprise Group, Inc.	132,067	6,092,251
SCANA Corp.	37,395	2,568,663
Sempra Energy	64,600	6,676,410
TECO Energy, Inc.	61,574	1,709,910
Vectren Corp.	21,416	1,046,172
WEC Energy Group, Inc.	82,573	4,806,574
		46,747,024
Water Utilities - 0.3%
American Water Works Co., Inc.	46,927	3,414,409
Aqua America, Inc.	46,312	1,466,238
		4,880,647

TOTAL UTILITIES		103,889,865

TOTAL COMMON STOCKS
(Cost $1,476,608,591)		1,572,641,651
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (c)
(Cost $998,278)	1,000,000	999,024
	Shares	Value

Money Market Funds - 9.9%
Fidelity Cash Central Fund, 0.38% (d)	12,826,670	$12,826,670
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	142,863,306	142,863,306
TOTAL MONEY MARKET FUNDS
(Cost $155,689,976)		155,689,976
TOTAL INVESTMENT PORTFOLIO - 109.6%
(Cost $1,633,296,845)		1,729,330,651
NET OTHER ASSETS (LIABILITIES) - (9.6)%		(151,106,825)
NET ASSETS - 100%		$1,578,223,826

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
35 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	5,104,050	$252,603

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $655,360.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,485
Fidelity Securities Lending Cash Central Fund	740,625
Total	$767,110

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$251,229,980	$251,229,980	$--	$--
Consumer Staples	99,897,869	99,897,869	--	--
Energy	81,211,736	81,211,736	--	--
Financials	359,089,417	359,089,417	--	--
Health Care	147,145,922	147,145,922	--	--
Industrials	203,940,327	203,940,327	--	--
Information Technology	216,327,207	216,327,207	--	--
Materials	93,740,177	93,740,177	--	--
Telecommunication Services	16,169,151	16,169,151	--	--
Utilities	103,889,865	103,889,865	--	--
U.S. Government and Government Agency Obligations	999,024	--	999,024	--
Money Market Funds	155,689,976	155,689,976	--	--
Total Investments in Securities:	$1,729,330,651	$1,728,331,627	$999,024	$--
Derivative Instruments:
Assets
Futures Contracts	$252,603	$252,603	$--	$--
Total Assets	$252,603	$252,603	$--	$--
Total Derivative Instruments:	$252,603	$252,603	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$252,603	$0
Total Equity Risk	252,603	0
Total Value of Derivatives	$252,603	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Mid Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $139,673,224) — See accompanying schedule: Unaffiliated issuers (cost $1,477,606,869)	$1,573,640,675
Fidelity Central Funds (cost $155,689,976)	155,689,976
Total Investments (cost $1,633,296,845)		$1,729,330,651
Receivable for investments sold		1,215,117
Receivable for fund shares sold		3,705,023
Dividends receivable		777,490
Distributions receivable from Fidelity Central Funds		92,000
Receivable from investment adviser for expense reductions		146,475
Other receivables		34
Total assets		1,735,266,790
Liabilities
Payable for investments purchased	$11,602,549
Payable for fund shares redeemed	2,246,320
Accrued management fee	155,007
Payable for daily variation margin for derivative instruments	81,390
Other affiliated payables	94,392
Collateral on securities loaned, at value	142,863,306
Total liabilities		157,042,964
Net Assets		$1,578,223,826
Net Assets consist of:
Paid in capital		$1,484,304,123
Undistributed net investment income		7,117,291
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,483,971)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		96,286,383
Net Assets		$1,578,223,826
Investor Class:
Net Asset Value, offering price and redemption price per share ($50,008,455 ÷ 2,969,217 shares)		$16.84
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,249,497,820 ÷ 74,080,902 shares)		$16.87
Institutional Class:
Net Asset Value, offering price and redemption price per share ($271,119,288 ÷ 16,070,660 shares)		$16.87
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($7,598,263 ÷ 450,401 shares)		$16.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2016
Investment Income
Dividends		$24,296,739
Interest		2,709
Income from Fidelity Central Funds (including $740,625 from security lending)		767,110
Total income		25,066,558
Expenses
Management fee	$1,669,942
Transfer agent fees	989,076
Independent trustees' compensation	5,880
Interest	1,487
Miscellaneous	2,090
Total expenses before reductions	2,668,475
Expense reductions	(1,558,941)	1,109,534
Net investment income (loss)		23,957,024
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	27,463,855
Foreign currency transactions	(47,762)
Futures contracts	451,175
Total net realized gain (loss)		27,867,268
Change in net unrealized appreciation (depreciation) on: Investment securities	(75,296,677)
Assets and liabilities in foreign currencies	(22)
Futures contracts	207,535
Total change in net unrealized appreciation (depreciation)		(75,089,164)
Net gain (loss)		(47,221,896)
Net increase (decrease) in net assets resulting from operations		$(23,264,872)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2016	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,957,024	$13,134,714
Net realized gain (loss)	27,867,268	15,964,091
Change in net unrealized appreciation (depreciation)	(75,089,164)	74,849,310
Net increase (decrease) in net assets resulting from operations	(23,264,872)	103,948,115
Distributions to shareholders from net investment income	(18,893,181)	(10,372,608)
Distributions to shareholders from net realized gain	(38,624,139)	(12,190,163)
Total distributions	(57,517,320)	(22,562,771)
Share transactions - net increase (decrease)	343,400,046	606,761,699
Redemption fees	31,727	23,788
Total increase (decrease) in net assets	262,649,581	688,170,831
Net Assets
Beginning of period	1,315,574,245	627,403,414
End of period (including undistributed net investment income of $7,117,291 and undistributed net investment income of $4,508,669, respectively)	$1,578,223,826	$1,315,574,245

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Investor Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.95	$16.26	$13.66	$11.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.27	.23	.20	.18	.09
Net realized and unrealized gain (loss)	(.71)	1.88	2.65	1.99	1.64
Total from investment operations	(.44)	2.11	2.85	2.17	1.73
Distributions from net investment income	(.21)	(.19)	(.13)	(.15)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.67)	(.42)C	(.25)D	(.19)	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$16.84	$17.95	$16.26	$13.66	$11.68
Total ReturnF,G	(2.31)%	13.08%	20.99%	18.93%	17.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.33%	.33%	.33%	.33%	.33%J
Expenses net of fee waivers, if any	.22%	.22%	.22%	.25%	.26%J
Expenses net of all reductions	.22%	.22%	.22%	.25%	.26%J
Net investment income (loss)	1.58%	1.31%	1.35%	1.56%	1.24%J
Supplemental Data
Net assets, end of period (000 omitted)	$50,008	$35,791	$15,099	$5,140	$7,794
Portfolio turnover rateK	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.185 and distributions from net realized gain of $.235 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.111 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.28	$13.68	$11.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.25	.23	.21	.10
Net realized and unrealized gain (loss)	(.71)	1.89	2.64	1.98	1.64
Total from investment operations	(.42)	2.14	2.87	2.19	1.74
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.69)	(.44)C	(.27)	(.20)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$16.87	$17.98	$16.28	$13.68	$11.69
Total ReturnE,F	(2.17)%	13.28%	21.14%	19.10%	17.48%
Ratios to Average Net AssetsG,H
Expenses before reductions	.20%	.20%	.20%	.20%	.20%I
Expenses net of fee waivers, if any	.08%	.08%	.08%	.09%	.12%I
Expenses net of all reductions	.08%	.08%	.08%	.09%	.12%I
Net investment income (loss)	1.72%	1.45%	1.49%	1.72%	1.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,249,498	$986,564	$519,385	$198,767	$18,896
Portfolio turnover rateJ	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.44 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.29	.26	.23	.21	.10
Net realized and unrealized gain (loss)	(.70)	1.88	2.65	1.98	1.65
Total from investment operations	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.23)	(.21)	(.16)	(.16)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.70)C	(.45)	(.27)	(.21)D	(.05)
Redemption fees added to paid in capitalB,E	–	–	–	–	–
Net asset value, end of period	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnF,G	(2.15)%	13.24%	21.24%	19.04%	17.59%
Ratios to Average Net AssetsH,I
Expenses before reductions	.14%	.14%	.14%	.14%	.14%J
Expenses net of fee waivers, if any	.06%	.06%	.06%	.07%	.08%J
Expenses net of all reductions	.06%	.06%	.06%	.07%	.08%J
Net investment income (loss)	1.74%	1.47%	1.51%	1.74%	1.41%J
Supplemental Data
Net assets, end of period (000 omitted)	$271,119	$268,052	$88,657	$42,952	$19,312
Portfolio turnover rateK	16%	8%	7%	5%	5%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.70 per share is comprised of distributions from net investment income of $.232 and distributions from net realized gain of $.464 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.044 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Mid Cap Index Fund Fidelity Advantage Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.98	$16.29	$13.68	$11.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.31	.26	.23	.22	.10
Net realized and unrealized gain (loss)	(.72)	1.88	2.65	1.97	1.65
Total from investment operations	(.41)	2.14	2.88	2.19	1.75
Distributions from net investment income	(.24)	(.22)	(.16)	(.17)	(.05)
Distributions from net realized gain	(.46)	(.24)	(.11)	(.04)	–
Total distributions	(.70)	(.45)C	(.27)	(.21)	(.05)
Redemption fees added to paid in capitalB,D	–	–	–	–	–
Net asset value, end of period	$16.87	$17.98	$16.29	$13.68	$11.70
Total ReturnE,F	(2.13)%	13.26%	21.26%	19.06%	17.60%
Ratios to Average Net AssetsG,H
Expenses before reductions	.12%	.12%	.12%	.12%	.12%I
Expenses net of fee waivers, if any	.04%	.04%	.04%	.05%	.06%I
Expenses net of all reductions	.04%	.04%	.04%	.05%	.06%I
Net investment income (loss)	1.76%	1.49%	1.53%	1.77%	1.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,598	$25,167	$4,263	$996	$109
Portfolio turnover rateJ	16%	8%	7%	5%	5%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.45 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.235 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended April 30, 2016	Past 1 year	Life of fundA
Investor Class	(5.87)%	12.56%
Fidelity Advantage® Class	(5.73)%	12.71%

 A From September 8, 2011

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Small Cap Index Fund - Investor Class on September 8, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Period Ending Values
$17,325	Spartan® Small Cap Index Fund - Investor Class
$17,367	Russell 2000® Index

Spartan® Small Cap Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 1.21% for the 12 months ending April 30, 2016. Largely range-bound until mid-August, U.S. stocks suffered a steep, late-summer decline on concern about an economic slowdown in China. The market recovered in October, lifted by the U.S. Federal Reserve’s decision to delay raising near-term interest rates until mid-December, as well as a rate cut in China and economic stimulus in Europe. But continued oil-price weakness and U.S.-dollar strength pushed the S&P 500® to its worst January since 2009, followed by a volatile but ultimately flattish February, then a sharp rebound in March driven by U.S. jobs gains and perceived softening in the Fed’s rate-tightening posture. April brought minimal change. For the full period, growth-oriented and larger-cap stocks fared better overall than value and smaller-cap complements. Performance was split, as five of 10 S&P 500® sectors gained ground, with a wide gap separating leaders from laggards. Investor demand for more-stable and higher-yielding investments boosted traditionally defensive, dividend-rich groups such as utilities (+14%), telecommunication services (+10%) and consumer staples (+11%) – the latter also buoyed by rising wages and low inflation. Meanwhile, energy (-14%) foundered amid commodity weakness that also hurt materials (-4%).

Comments from Patrick Waddell, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the year, the fund’s share classes delivered returns roughly in line with the -5.94% result of the benchmark Russell 2000® Index. Among the biggest detractors on an absolute basis were certain energy stocks struggling amid declining commodity prices. This included energy transportation business SemGroup (-62%) and oil and gas exploration company Ultra Petroleum (-98%), the latter of which was poised for bankruptcy at period end. Elsewhere, shares of clothing retailer Men’s Wearhouse lost three-quarters of their value, driven mostly by losses at the company’s recently acquired Jos. A. Bank menswear chain. Meanwhile in health care, Celldex Therapeutics (-83%), Cepheid (-49%) and Clovis Oncology (-83%) posed performance challenges. That said, some health care stocks were meaningful contributors, including Synageva Biopharma (+159%) and Dyax (+56%), each of which was acquired during the period. In the information technology sector, the fund benefited from positions in Qorvo (+22%), a provider of radio frequency communication products, and Heartland Payment Systems (+104%), a payment-processing company that was acquired by a competitor during the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Spartan® Small Cap Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Steris PLC	0.4	0.4
CubeSmart	0.3	0.3
West Pharmaceutical Services, Inc.	0.3	0.3
TreeHouse Foods, Inc.	0.3	0.2
Tyler Technologies, Inc.	0.3	0.3
Vail Resorts, Inc.	0.3	0.2
Piedmont Natural Gas Co., Inc.	0.3	0.3
MarketAxess Holdings, Inc.	0.3	0.3
Manhattan Associates, Inc.	0.3	0.3
Post Holdings, Inc.	0.3	0.2
	3.1

Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	25.5
Information Technology	17.4	17.6
Health Care	14.0	15.0
Consumer Discretionary	13.4	13.9
Industrials	12.9	12.4
Materials	4.2	3.7
Utilities	4.0	3.7
Consumer Staples	3.5	3.4
Energy	2.9	3.1
Telecommunication Services	0.9	0.9

Spartan® Small Cap Index Fund

Investments April 30, 2016

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	71,051	$1,102,001
Cooper Tire & Rubber Co.	53,895	1,861,533
Cooper-Standard Holding, Inc. (a)(b)	12,683	977,986
Dana Holding Corp.	143,422	1,854,446
Dorman Products, Inc. (a)(b)	25,003	1,344,911
Drew Industries, Inc.	22,495	1,458,351
Federal-Mogul Corp. Class A (a)	27,876	257,574
Fox Factory Holding Corp. (a)	15,914	275,471
Gentherm, Inc. (a)	33,679	1,237,366
Horizon Global Corp. (a)	16,622	203,952
Metaldyne Performance Group, Inc.	10,851	172,856
Modine Manufacturing Co. (a)	45,017	486,634
Motorcar Parts of America, Inc. (a)	16,852	540,444
Standard Motor Products, Inc.	18,684	663,469
Stoneridge, Inc. (a)	26,429	376,878
Strattec Security Corp.	3,289	173,988
Superior Industries International, Inc.	21,643	565,315
Tenneco, Inc. (a)	54,140	2,885,662
Tower International, Inc.	19,779	453,928
		16,892,765
Automobiles - 0.0%
Winnebago Industries, Inc.	25,308	547,665
Distributors - 0.4%
Core-Mark Holding Co., Inc.	21,643	1,767,367
Fenix Parts, Inc. (b)	12,617	63,590
Pool Corp.	40,540	3,543,601
VOXX International Corp. (a)(b)	17,706	79,500
Weyco Group, Inc.	5,970	167,399
		5,621,457
Diversified Consumer Services - 1.0%
2U, Inc. (a)(b)	24,719	692,874
American Public Education, Inc. (a)	15,074	349,114
Apollo Education Group, Inc. Class A (non-vtg.) (a)	88,502	690,316
Ascent Capital Group, Inc. (a)	12,108	182,468
Bridgepoint Education, Inc. (a)	15,855	151,257
Bright Horizons Family Solutions, Inc. (a)	34,945	2,293,091
Cambium Learning Group, Inc. (a)	12,112	55,110
Capella Education Co.	11,504	636,286
Career Education Corp. (a)	62,442	333,440
Carriage Services, Inc.	14,273	348,689
Chegg, Inc. (a)(b)	72,491	329,109
Collectors Universe, Inc.	6,428	111,783
DeVry, Inc. (b)	59,814	1,037,773
Grand Canyon Education, Inc. (a)	44,133	1,929,936
Houghton Mifflin Harcourt Co. (a)	115,824	2,375,550
K12, Inc. (a)	31,896	392,002
Liberty Tax, Inc.	5,191	62,032
LifeLock, Inc. (a)	88,546	1,030,675
Regis Corp. (a)	34,282	468,635
Sotheby's Class A (Ltd. vtg.) (b)	52,049	1,417,815
Strayer Education, Inc. (a)	10,377	515,114
Universal Technical Institute, Inc.	19,249	76,034
Weight Watchers International, Inc. (a)(b)	25,922	335,690
		15,814,793
Hotels, Restaurants & Leisure - 3.3%
Belmond Ltd. Class A (a)	90,927	832,891
Biglari Holdings, Inc. (a)	1,563	584,468
BJ's Restaurants, Inc. (a)	19,458	867,827
Bloomin' Brands, Inc.	109,381	2,045,425
Bob Evans Farms, Inc.	18,924	861,799
Bojangles', Inc. (a)	7,935	139,894
Boyd Gaming Corp. (a)(b)	74,604	1,390,619
Bravo Brio Restaurant Group, Inc. (a)	13,279	97,866
Buffalo Wild Wings, Inc. (a)(b)	17,780	2,376,475
Caesars Acquisition Co. (a)(b)	43,409	328,606
Caesars Entertainment Corp. (a)(b)	51,968	354,941
Carrols Restaurant Group, Inc. (a)	33,192	461,701
Churchill Downs, Inc.	11,863	1,591,777
Chuy's Holdings, Inc. (a)(b)	15,424	471,049
ClubCorp Holdings, Inc.	41,276	551,035
Cracker Barrel Old Country Store, Inc. (b)	17,892	2,619,568
Dave & Buster's Entertainment, Inc. (a)	21,235	821,795
Del Frisco's Restaurant Group, Inc. (a)	22,074	351,639
Denny's Corp. (a)	76,330	754,904
Diamond Resorts International, Inc. (a)(b)	39,057	828,399
DineEquity, Inc.	15,820	1,360,520
El Pollo Loco Holdings, Inc. (a)(b)	12,296	162,184
Eldorado Resorts, Inc. (a)	26,242	344,033
Empire Resorts, Inc. (a)	2,751	45,749
Fiesta Restaurant Group, Inc. (a)(b)	25,159	807,855
Fogo de Chao, Inc. (b)	4,498	75,072
Habit Restaurants, Inc. Class A (a)(b)	10,389	174,016
International Speedway Corp. Class A	25,975	869,903
Interval Leisure Group, Inc. (b)	105,334	1,487,316
Intrawest Resorts Holdings, Inc. (a)	16,428	141,938
Isle of Capri Casinos, Inc. (a)	20,771	309,488
J. Alexanders Holdings, Inc. (a)	12,202	125,681
Jack in the Box, Inc.	32,458	2,192,538
Jamba, Inc. (a)(b)	12,015	156,075
Kona Grill, Inc. (a)	7,438	99,074
Krispy Kreme Doughnuts, Inc. (a)(b)	60,642	1,055,777
La Quinta Holdings, Inc. (a)	85,763	1,095,194
Marcus Corp.	17,168	332,201
Marriott Vacations Worldwide Corp.	22,011	1,378,769
Monarch Casino & Resort, Inc. (a)	9,181	174,439
Morgans Hotel Group Co. (a)	24,587	36,635
Noodles & Co. (a)(b)	10,420	116,183
Papa John's International, Inc.	26,188	1,481,979
Papa Murphy's Holdings, Inc. (a)(b)	8,322	104,524
Penn National Gaming, Inc. (a)	74,684	1,204,653
Pinnacle Entertainment, Inc.	55,277	610,258
Planet Fitness, Inc. (a)(b)	14,556	223,580
Popeyes Louisiana Kitchen, Inc. (a)	21,631	1,162,883
Potbelly Corp. (a)	19,720	281,010
Red Robin Gourmet Burgers, Inc. (a)	13,226	857,838
Ruby Tuesday, Inc. (a)(b)	58,446	257,162
Ruth's Hospitality Group, Inc.	32,616	517,942
Scientific Games Corp. Class A (a)(b)	46,316	459,455
SeaWorld Entertainment, Inc. (b)	64,016	1,275,839
Shake Shack, Inc. Class A (a)(b)	5,190	189,539
Sonic Corp.	45,979	1,580,298
Speedway Motorsports, Inc.	10,838	189,882
Texas Roadhouse, Inc. Class A	65,454	2,665,287
The Cheesecake Factory, Inc. (b)	45,282	2,309,835
Vail Resorts, Inc.	33,940	4,399,982
Wingstop, Inc. (b)	6,138	153,082
Zoe's Kitchen, Inc. (a)	18,107	678,831
		51,477,177
Household Durables - 1.3%
Bassett Furniture Industries, Inc.	10,120	298,641
Beazer Homes U.S.A., Inc. (a)	29,760	244,627
CalAtlantic Group, Inc. (b)	71,929	2,328,342
Cavco Industries, Inc. (a)	8,302	728,002
Century Communities, Inc. (a)	13,969	240,826
CSS Industries, Inc.	8,950	250,242
Ethan Allen Interiors, Inc.	23,767	809,029
Flexsteel Industries, Inc.	5,604	229,148
Green Brick Partners, Inc. (a)(b)	20,508	151,144
Helen of Troy Ltd. (a)	26,627	2,650,185
Hooker Furniture Corp.	10,146	251,621
Hovnanian Enterprises, Inc. Class A (a)(b)	109,647	183,110
Installed Building Products, Inc. (a)	18,645	495,584
iRobot Corp. (a)(b)	27,842	1,040,734
KB Home	73,864	1,002,334
La-Z-Boy, Inc.	47,963	1,240,803
LGI Homes, Inc. (a)(b)	13,108	367,155
Libbey, Inc.	20,545	382,137
Lifetime Brands, Inc.	9,808	169,384
M.D.C. Holdings, Inc.	36,421	896,321
M/I Homes, Inc. (a)(b)	23,110	464,511
Meritage Homes Corp. (a)	37,165	1,264,725
NACCO Industries, Inc. Class A	3,748	223,081
New Home Co. LLC (a)	10,231	113,871
Skullcandy, Inc. (a)	19,247	65,632
Taylor Morrison Home Corp. (a)	30,554	439,978
TRI Pointe Homes, Inc. (a)(b)	151,268	1,754,709
Universal Electronics, Inc. (a)	13,578	901,715
WCI Communities, Inc. (a)	14,004	223,784
William Lyon Homes, Inc. (a)(b)	17,739	250,120
Zagg, Inc. (a)	25,951	207,868
		19,869,363
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	22,797	178,956
Blue Nile, Inc.	11,174	288,066
Duluth Holdings, Inc.	6,983	166,126
Etsy, Inc.	18,269	160,402
EVINE Live, Inc. (a)(b)	47,574	73,264
FTD Companies, Inc. (a)(b)	16,926	470,712
HSN, Inc.	30,447	1,614,604
Lands' End, Inc. (a)(b)	15,197	369,743
Liberty TripAdvisor Holdings, Inc. (a)	70,287	1,550,531
NutriSystem, Inc.	27,185	598,614
Overstock.com, Inc. (a)	10,970	160,052
PetMed Express, Inc. (b)	19,080	349,164
Shutterfly, Inc. (a)	33,049	1,519,593
Wayfair LLC Class A (a)(b)	18,832	710,908
		8,210,735
Leisure Products - 0.3%
Arctic Cat, Inc.	11,790	196,068
Black Diamond, Inc. (a)	20,789	88,353
Callaway Golf Co.	73,547	686,929
Escalade, Inc.	8,827	105,306
JAKKS Pacific, Inc. (a)(b)	16,818	126,135
Johnson Outdoors, Inc. Class A	4,640	111,963
Malibu Boats, Inc. Class A (a)	16,308	287,021
Marine Products Corp.	9,491	77,731
MCBC Holdings, Inc. (a)	6,029	80,909
Nautilus, Inc. (a)	29,492	520,239
Performance Sports Group Ltd. (a)	40,874	152,133
Smith & Wesson Holding Corp. (a)(b)	50,310	1,098,267
Sturm, Ruger & Co., Inc. (b)	17,530	1,122,446
		4,653,500
Media - 1.6%
AMC Entertainment Holdings, Inc. Class A	19,875	560,078
Carmike Cinemas, Inc. (a)	22,927	687,581
Central European Media Enterprises Ltd. Class A (a)(b)	67,799	180,345
Crown Media Holdings, Inc. Class A (a)	31,724	160,841
Cumulus Media, Inc. Class A (a)	129,358	48,069
Daily Journal Corp. (a)(b)	1,000	196,400
DreamWorks Animation SKG, Inc. Class A (a)(b)	71,152	2,840,388
E.W. Scripps Co. Class A (b)	55,717	845,784
Entercom Communications Corp. Class A	24,117	273,487
Entravision Communication Corp. Class A	60,383	480,045
Eros International PLC (a)(b)	26,550	355,239
Global Eagle Entertainment, Inc. (a)(b)	43,912	351,735
Gray Television, Inc. (a)	58,555	752,432
Harte-Hanks, Inc.	42,585	77,505
Hemisphere Media Group, Inc. (a)	9,350	111,826
IMAX Corp. (a)	56,596	1,811,072
Loral Space & Communications Ltd. (a)	12,528	459,527
MDC Partners, Inc. Class A	40,754	824,861
Media General, Inc. (a)	89,623	1,553,167
Meredith Corp. (b)	34,432	1,766,706
National CineMedia, Inc.	57,769	820,320
New Media Investment Group, Inc.	42,054	674,967
Nexstar Broadcasting Group, Inc. Class A (b)	29,312	1,504,585
Reading International, Inc. Class A (a)	15,256	197,870
Saga Communications, Inc. Class A	3,580	150,539
Scholastic Corp.	24,958	907,972
Sinclair Broadcast Group, Inc. Class A	62,026	1,989,174
Sizmek, Inc. (a)	19,849	52,600
The New York Times Co. Class A	128,432	1,646,498
Time, Inc.	102,730	1,510,131
Townsquare Media, Inc. (a)	6,586	70,075
Tribune Publishing Co.	24,810	281,097
World Wrestling Entertainment, Inc. Class A (b)	27,786	462,359
		24,605,275
Multiline Retail - 0.2%
Big Lots, Inc.	46,309	2,123,731
Fred's, Inc. Class A	34,964	512,922
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	9,605	254,052
Tuesday Morning Corp. (a)	41,336	358,796
		3,249,501
Specialty Retail - 2.8%
Abercrombie & Fitch Co. Class A	65,123	1,740,738
America's Car Mart, Inc. (a)(b)	8,062	214,207
American Eagle Outfitters, Inc. (b)	169,059	2,419,234
Asbury Automotive Group, Inc. (a)	23,781	1,441,604
Ascena Retail Group, Inc. (a)	160,930	1,417,793
Barnes & Noble Education, Inc. (a)	30,136	282,073
Barnes & Noble, Inc.	47,553	558,748
bebe stores, Inc. (a)(b)	21,338	12,009
Big 5 Sporting Goods Corp.	17,210	208,069
Boot Barn Holdings, Inc. (a)(b)	10,549	86,502
Build-A-Bear Workshop, Inc. (a)	12,817	168,800
Burlington Stores, Inc. (a)	66,754	3,802,975
Caleres, Inc.	41,038	1,034,568
Chico's FAS, Inc.	125,293	1,579,945
Christopher & Banks Corp. (a)	34,511	89,729
Citi Trends, Inc.	14,731	264,569
Conn's, Inc. (a)(b)	22,956	315,415
Destination XL Group, Inc. (a)(b)	34,222	183,772
Express, Inc. (a)	73,380	1,334,048
Finish Line, Inc. Class A	43,162	852,450
Five Below, Inc. (a)	50,968	2,125,366
Francesca's Holdings Corp. (a)	39,623	657,742
Genesco, Inc. (a)	20,664	1,429,536
Group 1 Automotive, Inc.	21,860	1,439,262
Guess?, Inc. (b)	57,962	1,063,603
Haverty Furniture Companies, Inc.	18,754	350,137
Hibbett Sports, Inc. (a)(b)	21,352	770,807
Kirkland's, Inc.	15,594	256,053
Lithia Motors, Inc. Class A (sub. vtg.)	21,330	1,770,817
Lumber Liquidators Holdings, Inc. (a)(b)	25,418	378,982
MarineMax, Inc. (a)	23,955	455,385
Mattress Firm Holding Corp. (a)(b)	19,236	750,589
Monro Muffler Brake, Inc.	29,739	2,058,534
Outerwall, Inc. (b)	16,200	669,222
Party City Holdco, Inc.	23,663	339,091
Pier 1 Imports, Inc.	78,591	541,492
Rent-A-Center, Inc.	49,799	732,045
Restoration Hardware Holdings, Inc. (a)(b)	31,277	1,353,356
Select Comfort Corp. (a)	46,290	1,142,437
Shoe Carnival, Inc.	13,762	352,720
Sonic Automotive, Inc. Class A (sub. vtg.)	29,589	555,090
Sportsman's Warehouse Holdings, Inc. (a)	16,184	184,174
Stage Stores, Inc.	28,803	211,990
Stein Mart, Inc.	26,598	192,570
Tailored Brands, Inc.	45,355	790,084
The Buckle, Inc. (b)	26,577	769,138
The Cato Corp. Class A (sub. vtg.)	24,677	902,931
The Children's Place Retail Stores, Inc.	17,821	1,388,434
The Container Store Group, Inc. (a)	14,253	101,196
Tile Shop Holdings, Inc. (a)	25,422	453,528
Tilly's, Inc. (a)	10,253	64,491
Vitamin Shoppe, Inc. (a)(b)	22,777	623,406
West Marine, Inc. (a)	16,304	163,366
Winmark Corp.	2,102	200,110
Zumiez, Inc. (a)(b)	18,292	306,940
		43,551,872
Textiles, Apparel & Luxury Goods - 0.9%
Cherokee, Inc.(a)	7,841	122,633
Columbia Sportswear Co.	26,835	1,571,726
Crocs, Inc. (a)	69,773	582,605
Culp, Inc.	9,752	255,892
Deckers Outdoor Corp. (a)(b)	30,529	1,764,881
G-III Apparel Group Ltd. (a)	37,324	1,688,911
Iconix Brand Group, Inc. (a)(b)	43,974	372,900
Movado Group, Inc.	15,005	423,291
Oxford Industries, Inc.	13,707	910,419
Perry Ellis International, Inc. (a)	11,078	211,036
Sequential Brands Group, Inc. (a)	32,645	181,180
Steven Madden Ltd. (a)	52,532	1,839,145
Superior Uniform Group, Inc.	7,014	133,406
Tumi Holdings, Inc. (a)	52,438	1,399,046
Unifi, Inc. (a)	13,973	359,944
Vera Bradley, Inc. (a)	19,287	338,294
Vince Holding Corp. (a)(b)	23,328	144,167
Wolverine World Wide, Inc.	96,685	1,832,181
		14,131,657

TOTAL CONSUMER DISCRETIONARY		208,625,760

CONSUMER STAPLES - 3.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)(b)	8,531	1,331,518
Castle Brands, Inc. (a)(b)	62,004	55,388
Coca-Cola Bottling Co. Consolidated	4,360	694,853
Craft Brew Alliance, Inc. (a)(b)	9,215	78,512
MGP Ingredients, Inc.	9,522	251,571
National Beverage Corp. (a)	10,731	501,567
		2,913,409
Food & Staples Retailing - 0.8%
Andersons, Inc.	26,732	895,789
Casey's General Stores, Inc.	36,378	4,074,336
Chefs' Warehouse Holdings (a)(b)	17,463	336,512
Fairway Group Holdings Corp. (a)(b)	14,794	3,190
Ingles Markets, Inc. Class A	12,561	453,075
Natural Grocers by Vitamin Cottage, Inc. (a)	8,219	109,806
Performance Food Group Co.	15,723	406,911
PriceSmart, Inc.	18,227	1,577,365
Smart & Final Stores, Inc. (a)	22,578	359,442
SpartanNash Co.	35,306	977,976
SUPERVALU, Inc. (a)	245,850	1,236,626
United Natural Foods, Inc. (a)(b)	46,944	1,674,492
Village Super Market, Inc. Class A	6,620	161,528
Weis Markets, Inc.	10,311	469,357
		12,736,405
Food Products - 1.9%
Alico, Inc.	3,409	98,554
Amplify Snack Brands, Inc.	13,756	211,980
Arcadia Biosciences, Inc. (b)	7,843	16,862
B&G Foods, Inc. Class A (b)	58,726	2,420,098
Cal-Maine Foods, Inc. (b)	29,358	1,490,212
Calavo Growers, Inc. (b)	13,835	790,947
Darling International, Inc. (a)	154,864	2,243,979
Dean Foods Co. (b)	88,390	1,522,960
Farmer Brothers Co. (a)(b)	7,041	212,709
Fresh Del Monte Produce, Inc.	31,232	1,351,096
Freshpet, Inc. (a)(b)	19,863	164,466
Inventure Foods, Inc. (a)	18,004	128,909
J&J Snack Foods Corp.	13,968	1,412,584
John B. Sanfilippo & Son, Inc.	7,688	425,377
Lancaster Colony Corp.	17,356	2,021,974
Landec Corp. (a)	24,815	279,169
Lifeway Foods, Inc. (a)	4,558	44,213
Limoneira Co. (b)	11,059	197,846
Omega Protein Corp. (a)	20,421	379,626
Post Holdings, Inc. (a)	57,672	4,143,156
Sanderson Farms, Inc. (b)	21,004	1,926,907
Seaboard Corp. (a)	243	729,729
Seneca Foods Corp. Class A (a)	6,766	220,504
Snyders-Lance, Inc.	64,919	2,075,460
Tootsie Roll Industries, Inc. (b)	18,102	645,155
TreeHouse Foods, Inc. (a)	52,804	4,667,874
		29,822,346
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	39,741	647,381
HRG Group, Inc. (a)	73,939	1,064,722
Oil-Dri Corp. of America	4,446	148,319
Orchids Paper Products Co. (b)	8,436	258,732
WD-40 Co.	13,645	1,395,884
		3,515,038
Personal Products - 0.2%
Elizabeth Arden, Inc. (a)(b)	23,943	244,937
Inter Parfums, Inc.	16,043	491,237
MediFast, Inc.	10,268	323,750
Natural Health Trends Corp. (b)	7,082	256,298
Nature's Sunshine Products, Inc.	9,408	90,129
Nutraceutical International Corp. (a)	7,538	177,821
Revlon, Inc. (a)	10,578	385,357
Synutra International, Inc. (a)(b)	19,233	97,319
USANA Health Sciences, Inc. (a)	5,113	605,584
		2,672,432
Tobacco - 0.2%
Universal Corp.	21,145	1,153,460
Vector Group Ltd.	80,361	1,735,798
		2,889,258

TOTAL CONSUMER STAPLES		54,548,888

ENERGY - 2.9%
Energy Equipment & Services - 1.0%
Archrock, Inc. (a)	65,260	642,811
Atwood Oceanics, Inc. (b)	60,673	586,101
Basic Energy Services, Inc. (a)(b)	38,780	124,096
Bristow Group, Inc.	32,722	749,988
C&J Energy Services Ltd. (a)	49,219	71,368
Carbo Ceramics, Inc. (b)	18,510	274,874
Era Group, Inc. (a)	19,633	187,102
Exterran Corp. (a)	32,654	499,606
Fairmount Santrol Holidings, Inc. (a)(b)	60,224	240,896
Forum Energy Technologies, Inc. (a)	55,815	934,343
Geospace Technologies Corp. (a)(b)	11,935	195,257
Gulfmark Offshore, Inc. Class A (a)(b)	23,323	158,130
Helix Energy Solutions Group, Inc. (a)	99,379	857,641
Hornbeck Offshore Services, Inc. (a)(b)	29,366	344,757
Independence Contract Drilling, Inc. (a)(b)	14,354	57,129
ION Geophysical Corp. (a)	8,746	80,113
Key Energy Services, Inc. (a)(b)	110,140	58,253
Matrix Service Co. (a)	24,841	468,004
McDermott International, Inc. (a)(b)	223,870	1,016,370
Natural Gas Services Group, Inc. (a)	12,013	276,179
Newpark Resources, Inc. (a)	79,505	371,288
Nordic American Offshore Ltd. (b)	17,144	97,549
North Atlantic Drilling Ltd. (a)(b)	5,362	20,268
Oil States International, Inc. (a)	48,387	1,676,126
Parker Drilling Co. (a)	115,285	352,772
PHI, Inc. (non-vtg.) (a)	11,519	258,256
Pioneer Energy Services Corp. (a)	61,029	189,800
RigNet, Inc. (a)	11,002	188,134
SEACOR Holdings, Inc. (a)(b)	16,615	976,464
Seventy Seven Energy, Inc. (a)(b)	46,519	8,871
Tesco Corp.	36,445	344,770
TETRA Technologies, Inc. (a)	74,995	539,964
Tidewater, Inc. (b)	44,194	387,139
U.S. Silica Holdings, Inc. (b)	59,502	1,520,276
Unit Corp. (a)(b)	47,274	598,489
		15,353,184
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. (a)	83,322	126,649
Adams Resources & Energy, Inc.	1,995	80,299
Alon U.S.A. Energy, Inc. (b)	29,713	311,987
Approach Resources, Inc. (a)	34,256	100,370
Ardmore Shipping Corp.	16,494	154,219
Bill Barrett Corp. (a)(b)	47,017	374,255
Bonanza Creek Energy, Inc. (a)(b)	45,506	176,563
Callon Petroleum Co. (a)	110,914	1,165,706
Carrizo Oil & Gas, Inc. (a)(b)	54,725	1,935,623
Clayton Williams Energy, Inc. (a)(b)	5,229	94,802
Clean Energy Fuels Corp. (a)(b)	72,278	206,715
Cloud Peak Energy, Inc. (a)(b)	55,622	122,925
Contango Oil & Gas Co. (a)	16,545	208,136
Delek U.S. Holdings, Inc.	53,884	856,217
DHT Holdings, Inc.	87,325	501,246
Dorian Lpg Ltd. (a)	23,742	241,219
Earthstone Energy, Inc. (a)(b)	878	12,125
Eclipse Resources Corp. (a)(b)	45,526	110,628
Energy Fuels, Inc. (a)(b)	49,349	116,814
Erin Energy Corp. (a)(b)	11,499	22,998
Evolution Petroleum Corp.	21,987	121,808
EXCO Resources, Inc. (a)(b)	144,041	218,942
Frontline Ltd. (NY Shares) (b)	45,132	371,888
GasLog Ltd. (b)	39,128	501,230
Gastar Exploration, Inc. (a)(b)	76,772	152,776
Gener8 Maritime, Inc. (a)	15,405	111,378
Green Plains, Inc.	35,718	646,496
Halcon Resources Corp. (a)	68,822	83,963
Hallador Energy Co. (b)	10,540	49,222
Isramco, Inc. (a)(b)	796	74,163
Jones Energy, Inc. (a)(b)	27,217	130,642
Matador Resources Co. (a)(b)	75,112	1,618,664
Navios Maritime Acquisition Corp. (b)	73,430	141,720
Nordic American Tanker Shipping Ltd. (b)	83,624	1,288,646
Northern Oil & Gas, Inc. (a)(b)	58,229	317,930
Oasis Petroleum, Inc. (a)	169,394	1,641,428
Pacific Ethanol, Inc. (a)(b)	29,276	138,475
Panhandle Royalty Co. Class A	15,113	285,485
Par Petroleum Corp. (a)	15,095	288,465
Parsley Energy, Inc. Class A (a)	105,339	2,467,039
PDC Energy, Inc. (a)(b)	43,295	2,718,493
Renewable Energy Group, Inc. (a)	41,489	403,273
Rex American Resources Corp. (a)(b)	5,517	299,959
Rex Energy Corp. (a)(b)	40,825	41,233
Ring Energy, Inc. (a)	23,137	166,586
RSP Permian, Inc. (a)(b)	61,584	1,885,086
Sanchez Energy Corp. (a)	52,405	471,121
Scorpio Tankers, Inc.	167,900	1,051,054
SemGroup Corp. Class A	41,193	1,262,977
Ship Finance International Ltd. (NY Shares) (b)	55,698	844,939
Stone Energy Corp. (a)(b)	50,370	49,368
Synergy Resources Corp. (a)(b)	132,223	954,650
Teekay Tankers Ltd.	89,574	352,922
TransAtlantic Petroleum Ltd. (a)	18,390	20,045
Triangle Petroleum Corp. (a)(b)	36,074	16,194
Ultra Petroleum Corp. (a)(b)	133,189	41,582
Uranium Energy Corp. (a)(b)	113,002	91,622
W&T Offshore, Inc. (a)(b)	31,534	75,997
Western Refining, Inc.	66,716	1,785,320
Westmoreland Coal Co. (a)(b)	16,208	115,563
		30,217,840

TOTAL ENERGY		45,571,024

FINANCIALS - 26.1%
Banks - 9.4%
1st Source Corp.	15,269	525,864
Access National Corp.	7,267	142,869
Allegiance Bancshares, Inc. (a)	2,628	55,319
American National Bankshares, Inc.	7,948	212,450
Ameris Bancorp	30,126	945,956
Ames National Corp.	9,408	242,632
Arrow Financial Corp.	11,110	312,858
Banc of California, Inc.	41,074	835,856
BancFirst Corp.	6,873	428,669
Banco Latinoamericano de Comercio Exterior SA Series E	28,332	732,666
Bancorp, Inc., Delaware (a)	30,727	174,222
BancorpSouth, Inc.	90,398	2,123,449
Bank of Marin Bancorp	5,621	275,541
Bank of the Ozarks, Inc.	72,990	3,014,487
Banner Corp.	19,734	844,221
Bar Harbor Bankshares	5,414	187,866
BBCN Bancorp, Inc.	74,612	1,165,439
Berkshire Hills Bancorp, Inc.	27,625	749,743
Blue Hills Bancorp, Inc.	26,406	384,999
BNC Bancorp	27,908	624,023
Boston Private Financial Holdings, Inc.	77,899	951,926
Bridge Bancorp, Inc.	13,971	425,277
Brookline Bancorp, Inc., Delaware	65,687	747,518
Bryn Mawr Bank Corp.	15,944	453,128
C1 Financial, Inc. (a)	5,289	129,739
Camden National Corp.	7,015	305,223
Capital Bank Financial Corp. Series A	19,744	596,861
Capital City Bank Group, Inc.	9,698	143,724
Cardinal Financial Corp.	29,779	659,009
Cascade Bancorp (a)	27,634	167,186
Cathay General Bancorp	74,603	2,276,884
Centerstate Banks of Florida, Inc.	42,592	693,824
Central Pacific Financial Corp.	21,543	502,814
Century Bancorp, Inc. Class A (non-vtg.)	3,140	133,450
Chemical Financial Corp.	31,377	1,206,759
Citizens & Northern Corp.	11,719	236,607
City Holding Co.	14,308	702,809
CNB Financial Corp., Pennsylvania	13,137	235,021
CoBiz, Inc.	34,411	416,717
Columbia Banking Systems, Inc.	54,142	1,596,648
Community Bank System, Inc.	39,877	1,577,933
Community Trust Bancorp, Inc.	14,800	530,876
CommunityOne Bancorp (a)	11,264	148,685
ConnectOne Bancorp, Inc.	28,062	482,947
CU Bancorp (a)	16,034	369,423
Customers Bancorp, Inc. (a)	24,735	642,615
CVB Financial Corp.	99,280	1,705,630
Eagle Bancorp, Inc. (a)	27,978	1,418,485
Enterprise Bancorp, Inc.	7,669	185,053
Enterprise Bancorp, Inc. rights 5/27/16	6,741	787
Enterprise Financial Services Corp.	18,849	515,897
Equity Bancshares, Inc.	1,911	40,074
Farmers Capital Bank Corp.	6,773	190,389
FCB Financial Holdings, Inc. Class A (a)	26,109	912,510
Fidelity Southern Corp.	18,047	291,640
Financial Institutions, Inc.	13,417	375,676
First Bancorp, North Carolina	18,493	377,257
First Bancorp, Puerto Rico (a)	109,544	427,222
First Busey Corp.	22,354	456,916
First Business Finance Services, Inc.	7,932	200,759
First Citizen Bancshares, Inc.	7,219	1,840,845
First Commonwealth Financial Corp.	82,947	761,453
First Community Bancshares, Inc.	15,344	319,309
First Connecticut Bancorp, Inc.	14,961	257,778
First Financial Bancorp, Ohio	57,740	1,125,930
First Financial Bankshares, Inc. (b)	60,187	1,948,855
First Financial Corp., Indiana	10,748	380,802
First Interstate Bancsystem, Inc.	18,391	498,396
First Merchants Corp.	37,696	966,902
First Midwest Bancorp, Inc., Delaware	72,272	1,335,587
First NBC Bank Holding Co. (a)	14,372	312,447
First of Long Island Corp.	11,700	358,137
FirstMerit Corp.	155,113	3,437,304
Flushing Financial Corp.	27,672	552,056
FNB Corp., Pennsylvania	188,475	2,491,640
Franklin Financial Network, Inc. (a)	4,949	150,153
Fulton Financial Corp.	164,685	2,303,943
German American Bancorp, Inc.	14,180	457,021
Glacier Bancorp, Inc.	70,771	1,832,261
Great Southern Bancorp, Inc.	9,992	378,297
Great Western Bancorp, Inc.	38,554	1,215,222
Green Bancorp, Inc. (a)	13,353	108,960
Guaranty Bancorp	14,579	239,387
Hampton Roads Bankshares, Inc. (a)	32,853	57,821
Hancock Holding Co. (b)	73,001	1,895,836
Hanmi Financial Corp.	30,029	694,270
Heartland Financial U.S.A., Inc.	17,602	589,843
Heritage Commerce Corp.	22,105	230,776
Heritage Financial Corp., Washington	28,614	527,928
Heritage Oaks Bancorp	21,269	177,596
Hilltop Holdings, Inc. (a)	71,373	1,417,468
Home Bancshares, Inc.	53,435	2,297,171
HomeTrust Bancshares, Inc. (a)	17,909	332,212
Horizon Bancorp Industries	10,827	264,179
IBERIABANK Corp.	35,767	2,109,895
Independent Bank Corp.	20,519	310,863
Independent Bank Corp., Massachusetts	24,500	1,152,235
Independent Bank Group, Inc.	8,880	325,008
International Bancshares Corp.	50,952	1,334,433
Investors Bancorp, Inc.	305,579	3,529,437
Lakeland Bancorp, Inc.	38,154	423,128
Lakeland Financial Corp.	15,511	733,515
LegacyTexas Financial Group, Inc.	44,670	1,101,562
Live Oak Bancshares, Inc. (b)	4,475	70,437
MainSource Financial Group, Inc.	20,587	449,826
MB Financial, Inc.	70,202	2,440,222
Mercantile Bank Corp.	16,369	394,820
Merchants Bancshares, Inc.	4,860	147,938
MidWestOne Financial Group, Inc.	7,771	220,386
National Bank Holdings Corp.	28,174	563,198
National Bankshares, Inc. (b)	6,736	242,429
National Commerce Corp. (a)(b)	5,855	140,110
NBT Bancorp, Inc.	41,017	1,162,422
OFG Bancorp	42,040	371,213
Old National Bancorp, Indiana (b)	108,871	1,458,871
Old Second Bancorp, Inc.	26,927	192,797
Opus Bank	9,753	352,278
Pacific Continental Corp.	18,518	308,510
Pacific Premier Bancorp, Inc. (a)	25,611	595,712
Park National Corp. (b)	12,287	1,127,947
Park Sterling Corp.	44,394	324,076
Peapack-Gladstone Financial Corp.	15,141	289,799
Penns Woods Bancorp, Inc.	4,350	181,047
People's Utah Bancorp	2,596	42,678
Peoples Bancorp, Inc.	17,454	375,086
Peoples Financial Services Corp. (b)	7,315	288,357
Pinnacle Financial Partners, Inc.	33,605	1,652,358
Preferred Bank, Los Angeles	11,249	357,268
PrivateBancorp, Inc.	73,575	3,061,456
Prosperity Bancshares, Inc.	65,613	3,462,398
QCR Holdings, Inc.	11,169	287,825
Renasant Corp.	37,606	1,291,390
Republic Bancorp, Inc., Kentucky Class A	9,173	250,515
S&T Bancorp, Inc.	32,830	842,746
Sandy Spring Bancorp, Inc.	22,958	656,369
Seacoast Banking Corp., Florida (a)	22,516	365,210
ServisFirst Bancshares, Inc. (b)	20,809	1,025,468
Sierra Bancorp	11,500	202,515
Simmons First National Corp. Class A	28,038	1,309,375
South State Corp.	22,633	1,583,857
Southside Bancshares, Inc.	23,488	686,084
Southwest Bancorp, Inc., Oklahoma	18,327	294,148
State Bank Financial Corp.	33,559	700,712
Sterling Bancorp	111,928	1,828,904
Stock Yards Bancorp, Inc.	14,081	569,436
Stonegate Bank	10,521	331,412
Suffolk Bancorp	11,244	269,744
Sun Bancorp, Inc. (a)	9,372	201,404
Talmer Bancorp, Inc. Class A	47,523	921,946
Texas Capital Bancshares, Inc. (a)(b)	42,929	1,967,007
The First Bancorp, Inc.	10,998	218,310
Tompkins Financial Corp.	14,031	916,786
TowneBank (b)	42,578	894,138
Trico Bancshares	21,467	577,892
TriState Capital Holdings, Inc. (a)	19,599	261,843
Triumph Bancorp, Inc. (a)	13,677	217,328
Trustmark Corp.	62,737	1,537,684
UMB Financial Corp. (b)	36,809	2,052,102
Umpqua Holdings Corp.	206,066	3,262,025
Union Bankshares Corp.	42,203	1,114,581
United Bankshares, Inc., West Virginia (b)	64,960	2,513,302
United Community Bank, Inc.	49,745	1,001,367
Univest Corp. of Pennsylvania	18,658	368,309
Valley National Bancorp (b)	217,351	2,056,140
Washington Trust Bancorp, Inc.	13,971	511,758
Webster Financial Corp.	84,919	3,111,432
WesBanco, Inc.	35,980	1,156,037
West Bancorp., Inc.	15,844	295,491
Westamerica Bancorp. (b)	23,947	1,166,698
Western Alliance Bancorp. (a)	80,488	2,944,251
Wilshire Bancorp, Inc.	65,396	704,315
Wintrust Financial Corp.	44,333	2,306,203
Yadkin Financial Corp.	40,296	1,008,206
		146,244,792
Capital Markets - 1.2%
Arlington Asset Investment Corp. (b)	21,703	280,837
Ashford, Inc. (a)	892	40,586
Associated Capital Group, Inc.	5,693	173,466
BGC Partners, Inc. Class A	171,256	1,555,004
Calamos Asset Management, Inc. Class A	15,987	131,733
Cohen & Steers, Inc.	19,043	747,819
Cowen Group, Inc. Class A (a)(b)	100,245	349,354
Diamond Hill Investment Group, Inc.	2,759	483,542
Evercore Partners, Inc. Class A	32,439	1,675,150
Fifth Street Asset Management, Inc. Class A	4,149	14,812
Financial Engines, Inc. (b)	48,697	1,568,530
GAMCO Investors, Inc. Class A	6,029	238,568
Greenhill & Co., Inc.	27,593	607,598
HFF, Inc.	35,514	1,130,411
Houlihan Lokey	11,426	288,049
INTL FCStone, Inc. (a)	13,880	378,924
Investment Technology Group, Inc.	32,142	627,412
Janus Capital Group, Inc.	137,626	2,009,340
KCG Holdings, Inc. Class A (a)	31,818	435,907
Ladenburg Thalmann Financial Services, Inc. (a)(b)	96,520	258,674
Medley Management, Inc. (b)	5,317	34,773
Moelis & Co. Class A	16,595	466,485
OM Asset Management Ltd.	23,362	313,518
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,529	145,603
Piper Jaffray Companies (a)	12,493	521,083
Pzena Investment Management, Inc.	11,049	100,104
Safeguard Scientifics, Inc. (a)(b)	19,198	264,932
Stifel Financial Corp. (a)	63,680	2,095,709
Virtu Financial, Inc. Class A	17,489	364,646
Virtus Investment Partners, Inc.	6,204	485,277
Westwood Holdings Group, Inc.	7,142	411,022
WisdomTree Investments, Inc. (b)	107,136	1,166,711
Zais Group Holdings, Inc. (a)	3,127	8,568
		19,374,147
Consumer Finance - 0.5%
Cash America International, Inc.	23,767	878,428
Encore Capital Group, Inc. (a)(b)	24,445	688,127
Enova International, Inc. (a)	23,895	210,515
EZCORP, Inc. (non-vtg.) Class A (a)(b)	47,103	233,160
First Cash Financial Services, Inc.	26,434	1,208,827
Green Dot Corp. Class A (a)	43,076	957,579
J.G. Wentworth Co. (a)(b)	10,324	11,873
Nelnet, Inc. Class A	21,530	902,322
PRA Group, Inc. (a)(b)	45,326	1,503,917
Regional Management Corp. (a)	9,967	164,655
World Acceptance Corp. (a)	6,661	289,021
		7,048,424
Diversified Financial Services - 0.4%
BBX Capital Corp. (a)	2,404	37,070
Gain Capital Holdings, Inc.	31,025	212,521
MarketAxess Holdings, Inc.	34,930	4,288,007
Marlin Business Services Corp.	7,827	115,761
NewStar Financial, Inc. (a)	22,795	219,288
On Deck Capital, Inc. (a)(b)	10,598	91,461
PICO Holdings, Inc. (a)	20,973	208,262
Resource America, Inc. Class A	14,198	89,731
Tiptree Financial, Inc.	27,320	151,080
		5,413,181
Insurance - 2.4%
AMBAC Financial Group, Inc. (a)	42,243	685,604
American Equity Investment Life Holding Co.	76,399	1,069,586
Amerisafe, Inc.	17,779	957,933
Argo Group International Holdings, Ltd.	26,119	1,435,761
Atlas Financial Holdings, Inc. (a)	10,077	177,053
Baldwin & Lyons, Inc. Class B	9,096	222,306
Citizens, Inc. Class A (a)(b)	46,409	378,233
CNO Financial Group, Inc.	173,971	3,195,847
Crawford & Co. Class B	27,353	184,359
Donegal Group, Inc. Class A	7,726	118,285
eHealth, Inc. (a)	17,806	199,249
EMC Insurance Group	7,512	198,768
Employers Holdings, Inc.	29,897	887,941
Enstar Group Ltd. (a)	8,491	1,345,314
FBL Financial Group, Inc. Class A	8,905	538,485
Federated National Holding Co.	13,415	255,556
Fidelity & Guaranty Life (b)	10,217	270,137
First American Financial Corp.	101,494	3,655,814
FNFV Group (a)	69,485	748,353
Global Indemnity PLC (a)	8,071	253,833
Greenlight Capital Re, Ltd. (a)	26,740	575,712
Hallmark Financial Services, Inc. (a)	13,829	156,129
HCI Group, Inc.	7,908	236,924
Heritage Insurance Holdings, Inc.	22,793	302,919
Horace Mann Educators Corp.	38,638	1,201,642
Independence Holding Co.	6,241	95,924
Infinity Property & Casualty Corp.	10,738	860,758
James River Group Holdings Ltd.	10,132	313,687
Kemper Corp.	40,810	1,263,478
Maiden Holdings Ltd.	47,659	582,870
MBIA, Inc. (a)	109,996	857,969
National General Holdings Corp.	37,587	758,882
National Interstate Corp.	6,782	208,818
National Western Life Group, Inc.	2,066	447,702
Navigators Group, Inc. (a)	9,936	820,813
OneBeacon Insurance Group Ltd.	21,475	266,290
Patriot National, Inc. (a)(b)	7,150	59,488
Primerica, Inc. (b)	45,322	2,246,158
RLI Corp.	40,346	2,508,714
Safety Insurance Group, Inc.	14,168	802,050
Selective Insurance Group, Inc.	53,262	1,848,724
State Auto Financial Corp.	14,392	295,180
State National Companies, Inc.	28,863	325,575
Stewart Information Services Corp.	21,580	751,416
Third Point Reinsurance Ltd. (a)	78,488	893,193
United Fire Group, Inc.	18,894	846,829
United Insurance Holdings Corp.	15,579	254,093
Universal Insurance Holdings, Inc.	29,544	520,270
		37,080,624
Real Estate Investment Trusts - 9.7%
Acadia Realty Trust (SBI)	64,266	2,165,764
AG Mortgage Investment Trust, Inc.	27,161	363,686
Agree Realty Corp.	19,277	747,562
Alexanders, Inc.	1,978	756,921
Altisource Residential Corp. Class B (b)	53,942	626,806
American Assets Trust, Inc.	34,995	1,388,252
American Capital Mortgage Investment Corp.	44,667	662,412
Anworth Mortgage Asset Corp.	91,117	430,072
Apollo Commercial Real Estate Finance, Inc. (b)	54,682	871,084
Apollo Residential Mortgage, Inc.	30,132	408,590
Ares Commercial Real Estate Corp.	25,889	310,668
Armada Hoffler Properties, Inc.	28,209	330,045
Armour Residential REIT, Inc. (b)	34,314	730,202
Ashford Hospitality Prime, Inc.	26,044	291,432
Ashford Hospitality Trust, Inc.	77,280	431,995
Bluerock Residental Growth (REIT), Inc.	17,557	192,074
Capstead Mortgage Corp.	89,604	870,951
CareTrust (REIT), Inc.	54,952	698,989
CatchMark Timber Trust, Inc.	37,296	395,711
Cedar Shopping Centers, Inc.	80,720	558,582
Chambers Street Properties	393,087	3,329,447
Chatham Lodging Trust	36,196	771,337
Chesapeake Lodging Trust	56,090	1,381,497
Colony Financial, Inc.	104,835	1,853,483
Colony Starwood Homes	35,940	875,858
CorEnergy Infrastructure Trust, Inc. (b)	10,917	232,423
Coresite Realty Corp.	22,768	1,706,006
Cousins Properties, Inc.	202,795	2,098,928
CubeSmart	164,434	4,868,891
CyrusOne, Inc.	68,513	3,023,479
CYS Investments, Inc.	148,184	1,201,772
DCT Industrial Trust, Inc.	82,505	3,330,727
DiamondRock Hospitality Co.	188,585	1,680,292
DuPont Fabros Technology, Inc.	65,341	2,601,879
Dynex Capital, Inc.	46,278	300,807
Easterly Government Properties, Inc.	12,407	228,909
EastGroup Properties, Inc.	30,258	1,807,916
Education Realty Trust, Inc.	59,162	2,352,873
EPR Properties	53,428	3,519,837
Equity One, Inc.	74,333	2,103,624
FelCor Lodging Trust, Inc.	134,955	966,278
First Industrial Realty Trust, Inc.	108,687	2,493,280
First Potomac Realty Trust	55,135	463,685
Franklin Street Properties Corp.	85,290	905,780
Getty Realty Corp.	23,849	469,348
Gladstone Commercial Corp.	21,045	354,187
Government Properties Income Trust (b)	66,235	1,253,166
Great Ajax Corp.	3,739	50,925
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,116	700,650
Hatteras Financial Corp.	90,432	1,436,964
Healthcare Realty Trust, Inc. (b)	93,934	2,844,322
Hersha Hospitality Trust	43,334	835,913
Highwoods Properties, Inc. (SBI)	87,763	4,101,165
Hudson Pacific Properties, Inc.	69,749	2,040,158
Independence Realty Trust, Inc.	29,742	213,250
InfraReit, Inc.	20,669	342,692
Invesco Mortgage Capital, Inc.	106,164	1,364,207
Investors Real Estate Trust (b)	115,403	694,726
iStar Financial, Inc. (a)(b)	71,879	704,414
Kite Realty Group Trust	78,172	2,128,624
Ladder Capital Corp. Class A	40,375	480,866
LaSalle Hotel Properties (SBI)	105,937	2,531,894
Lexington Corporate Properties Trust (b)	193,150	1,695,857
LTC Properties, Inc.	35,171	1,631,583
Mack-Cali Realty Corp.	83,511	2,134,541
Medical Properties Trust, Inc. (b)	219,364	2,919,735
Monmouth Real Estate Investment Corp. Class A	59,753	687,160
Monogram Residential Trust, Inc.	156,113	1,581,425
National Health Investors, Inc.	35,220	2,398,130
National Storage Affiliates Trust	21,190	413,629
New Residential Investment Corp.	215,886	2,612,221
New Senior Investment Group, Inc.	77,991	842,303
New York (REIT), Inc.	152,600	1,500,058
New York Mortgage Trust, Inc. (b)	102,989	535,543
NexPoint Residential Trust, Inc.	17,273	242,858
One Liberty Properties, Inc.	11,536	270,173
Orchid Island Capital, Inc. (b)	20,348	196,969
Parkway Properties, Inc.	79,588	1,309,223
Pebblebrook Hotel Trust	67,420	1,863,489
Pennsylvania Real Estate Investment Trust (SBI) (b)	64,851	1,487,682
PennyMac Mortgage Investment Trust	64,940	882,535
Physicians Realty Trust	125,813	2,280,990
Potlatch Corp.	38,225	1,346,285
Preferred Apartment Communities, Inc. Class A	21,174	261,287
PS Business Parks, Inc.	18,208	1,743,598
QTS Realty Trust, Inc. Class A	30,544	1,478,940
RAIT Financial Trust	86,063	261,632
Ramco-Gershenson Properties Trust (SBI)	74,139	1,313,002
Redwood Trust, Inc. (b)	72,704	942,244
Resource Capital Corp.	29,938	355,663
Retail Opportunity Investments Corp.	93,082	1,830,923
Rexford Industrial Realty, Inc.	61,319	1,150,958
RLJ Lodging Trust	117,513	2,475,999
Rouse Properties, Inc.	34,259	632,764
Ryman Hospitality Properties, Inc.	40,803	2,102,579
Sabra Health Care REIT, Inc.	61,190	1,290,497
Saul Centers, Inc.	9,099	483,885
Select Income REIT	58,755	1,360,178
Silver Bay Realty Trust Corp.	34,681	506,343
Sovran Self Storage, Inc. (b)	36,804	3,909,321
Stag Industrial, Inc.	61,325	1,224,047
Store Capital Corp.	37,560	964,165
Summit Hotel Properties, Inc.	82,130	936,282
Sun Communities, Inc.	52,451	3,559,849
Sunstone Hotel Investors, Inc.	195,625	2,505,956
Terreno Realty Corp.	40,576	923,916
The GEO Group, Inc.	70,079	2,244,630
UMH Properties, Inc.	21,429	210,004
United Development Funding IV (b)	27,257	87,222
Universal Health Realty Income Trust (SBI)	11,902	649,849
Urban Edge Properties	83,193	2,158,026
Urstadt Biddle Properties, Inc. Class A	25,813	530,715
Washington REIT (SBI)	63,701	1,826,308
Western Asset Mortgage Capital Corp. (b)	38,734	386,178
Whitestone REIT Class B	26,128	350,899
Xenia Hotels & Resorts, Inc.	104,917	1,613,623
		150,982,148
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	45,838	1,752,845
Altisource Asset Management Corp. (a)(b)	656	10,988
Altisource Portfolio Solutions SA (a)(b)	12,369	387,026
AV Homes, Inc. (a)(b)	10,930	125,695
Consolidated-Tomoka Land Co.	3,994	196,904
Forestar Group, Inc. (a)(b)	31,800	429,300
FRP Holdings, Inc. (a)	6,250	228,000
Kennedy-Wilson Holdings, Inc.	87,167	1,883,679
Marcus & Millichap, Inc. (a)	12,831	321,801
RE/MAX Holdings, Inc.	11,073	407,486
Tejon Ranch Co. (a)(b)	13,197	297,196
The RMR Group, Inc. (a)	6,323	157,569
The St. Joe Co. (a)(b)	51,885	874,262
		7,072,751
Thrifts & Mortgage Finance - 2.0%
Anchor BanCorp Wisconsin, Inc. (a)(b)	6,978	333,967
Astoria Financial Corp.	83,939	1,262,443
Bank Mutual Corp.	44,702	361,192
BankFinancial Corp.	18,220	225,199
Bear State Financial, Inc. (b)	11,785	115,964
Beneficial Bancorp, Inc. (a)	76,031	1,056,071
BofI Holding, Inc. (a)(b)	57,538	1,172,049
BSB Bancorp, Inc. (a)	7,320	173,996
Capitol Federal Financial, Inc.	130,030	1,728,099
Charter Financial Corp.	15,600	195,468
Clifton Bancorp, Inc.	23,977	356,778
Dime Community Bancshares, Inc.	29,237	529,482
Essent Group Ltd. (a)	52,236	1,066,659
EverBank Financial Corp.	90,693	1,367,650
Farmer Mac Class C (non-vtg.)	9,440	384,019
First Defiance Financial Corp.	8,695	344,148
Flagstar Bancorp, Inc. (a)	19,174	453,849
Fox Chase Bancorp, Inc.	10,608	209,084
Hingham Institution for Savings	1,263	161,651
HomeStreet, Inc. (a)(b)	22,957	494,723
Impac Mortgage Holdings, Inc. (a)(b)	7,778	110,448
Kearny Financial Corp.	86,811	1,095,555
Lendingtree, Inc. (a)(b)	5,876	525,726
Meridian Bancorp, Inc.	51,208	748,661
Meta Financial Group, Inc.	7,074	351,012
MGIC Investment Corp. (a)(b)	318,178	2,300,427
Nationstar Mortgage Holdings, Inc. (a)(b)	34,421	398,939
NMI Holdings, Inc. (a)	47,154	296,599
Northfield Bancorp, Inc.	43,824	695,049
Northwest Bancshares, Inc.	93,524	1,311,206
OceanFirst Financial Corp.	12,497	243,442
Ocwen Financial Corp. (a)	100,851	227,923
Oritani Financial Corp.	40,802	707,099
PennyMac Financial Services, Inc. (a)	12,770	162,690
PHH Corp. (a)	44,722	573,783
Provident Financial Services, Inc.	60,593	1,210,648
Radian Group, Inc.	173,224	2,215,535
Stonegate Mortgage Corp. (a)(b)	13,399	77,312
Territorial Bancorp, Inc.	8,328	218,443
Trustco Bank Corp., New York	89,369	572,855
United Community Financial Corp.	47,209	280,421
United Financial Bancorp, Inc. New	46,764	606,997
Walker & Dunlop, Inc. (a)	24,860	548,163
Walter Investment Management Corp. (a)(b)	33,992	246,442
Washington Federal, Inc.	88,356	2,146,167
Waterstone Financial, Inc.	25,449	356,795
WSFS Financial Corp.	28,724	980,637
		31,201,465

TOTAL FINANCIALS		404,417,532

HEALTH CARE - 14.0%
Biotechnology - 4.6%
Abeona Therapeutics, Inc. (a)(b)	9,409	25,592
ACADIA Pharmaceuticals, Inc. (a)(b)	79,031	2,552,701
Acceleron Pharma, Inc. (a)(b)	22,817	683,369
Achillion Pharmaceuticals, Inc. (a)	109,283	934,370
Acorda Therapeutics, Inc. (a)(b)	40,245	1,040,333
Adamas Pharmaceuticals, Inc. (a)	11,203	189,107
Aduro Biotech, Inc. (b)	7,647	99,029
Advaxis, Inc. (a)(b)	28,671	221,914
Aegerion Pharmaceuticals, Inc. (a)	22,134	63,082
Affimed NV (a)(b)	14,669	59,409
Agenus, Inc. (a)(b)	70,620	248,582
Aimmune Therapeutics, Inc. (a)(b)	10,158	131,546
Akebia Therapeutics, Inc. (a)	30,379	285,259
Alder Biopharmaceuticals, Inc. (a)(b)	25,506	677,184
AMAG Pharmaceuticals, Inc. (a)(b)	32,404	859,354
Amicus Therapeutics, Inc. (a)(b)	108,829	812,953
Anacor Pharmaceuticals, Inc. (a)(b)	38,433	2,411,286
Anthera Pharmaceuticals, Inc. (a)(b)	35,147	130,044
Applied Genetic Technologies Corp. (a)	8,211	128,995
Ardelyx, Inc. (a)	20,333	162,867
Arena Pharmaceuticals, Inc. (a)(b)	225,094	387,162
ARIAD Pharmaceuticals, Inc. (a)	157,692	1,132,229
Array BioPharma, Inc. (a)	134,283	428,363
Arrowhead Pharmaceuticals, Inc. (a)	56,460	326,903
Asterias Biotherapeutics, Inc. (a)(b)	8,689	37,276
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	1,409	845
Atara Biotherapeutics, Inc. (a)(b)	15,987	287,926
aTyr Pharma, Inc. (a)	5,024	17,885
Avalanche Biotechnologies, Inc. (a)	17,959	101,289
Axovant Sciences Ltd. (a)(b)	12,791	166,283
Bellicum Pharmaceuticals, Inc. (a)(b)	7,651	77,581
BioCryst Pharmaceuticals, Inc. (a)(b)	68,452	223,154
Biospecifics Technologies Corp. (a)	4,707	167,381
BioTime, Inc. (a)(b)	55,537	162,168
Blueprint Medicines Corp.	8,611	130,715
Calithera Biosciences, Inc. (a)(b)	10,151	54,105
Cara Therapeutics, Inc. (a)	18,968	115,705
Catabasis Pharmaceuticals, Inc.	4,212	18,575
Catalyst Pharmaceutical Partners, Inc. (a)(b)	66,793	45,419
Celldex Therapeutics, Inc. (a)(b)	92,750	371,000
Cellular Biomedicine Group, Inc. (a)(b)	9,341	161,319
Cepheid, Inc. (a)	67,387	1,923,225
ChemoCentryx, Inc. (a)(b)	26,097	62,633
Chiasma, Inc. (a)(b)	6,676	22,498
Chimerix, Inc. (a)	43,117	257,840
Cidara Therapeutics, Inc. (b)	4,571	61,160
Clovis Oncology, Inc. (a)(b)	25,877	359,949
Coherus BioSciences, Inc. (a)(b)	22,307	420,041
Concert Pharmaceuticals, Inc. (a)	13,887	193,585
CorMedix, Inc. (a)(b)	34,231	143,086
CTI BioPharma Corp. (a)(b)	203,182	102,322
Curis, Inc. (a)	107,445	214,890
Cytokinetics, Inc. (a)	32,939	268,123
CytomX Therapeutics, Inc. (a)	7,046	91,034
CytRx Corp. (a)(b)	59,815	194,997
Dicerna Pharmaceuticals, Inc. (a)	13,982	64,597
Dimension Therapeutics, Inc.	5,605	39,852
Dyax Corp. rights 12/31/19 (a)	125,389	295,918
Dynavax Technologies Corp. (a)	34,011	558,121
Eagle Pharmaceuticals, Inc. (a)	8,091	306,325
Edge Therapeutics, Inc. (a)(b)	7,407	60,960
Editas Medicine, Inc.	6,286	207,752
Emergent BioSolutions, Inc. (a)(b)	28,338	1,091,580
Enanta Pharmaceuticals, Inc. (a)(b)	15,079	440,307
Epizyme, Inc. (a)(b)	37,418	389,896
Esperion Therapeutics, Inc. (a)(b)	11,896	194,975
Exact Sciences Corp. (a)(b)	90,321	634,053
Exelixis, Inc. (a)(b)	211,815	976,467
Fibrocell Science, Inc. (a)(b)	24,345	67,192
FibroGen, Inc. (a)	45,162	812,916
Five Prime Therapeutics, Inc. (a)	21,290	1,013,191
Flexion Therapeutics, Inc. (a)(b)	13,332	138,653
Foundation Medicine, Inc. (a)(b)	11,491	183,281
Galena Biopharma, Inc. (a)(b)	170,118	234,763
Genocea Biosciences, Inc. (a)(b)	19,657	86,491
Genomic Health, Inc. (a)	16,865	443,212
Geron Corp. (a)(b)	150,410	443,710
Global Blood Therapeutics, Inc. (a)	6,084	122,714
Halozyme Therapeutics, Inc. (a)(b)	99,782	1,052,700
Heron Therapeutics, Inc. (a)(b)	27,100	581,024
Idera Pharmaceuticals, Inc. (a)(b)	75,522	125,367
Ignyta, Inc. (a)	19,732	136,545
Immune Design Corp. (a)	10,382	141,610
ImmunoGen, Inc. (a)(b)	81,506	558,316
Immunomedics, Inc. (a)(b)	91,040	323,192
Infinity Pharmaceuticals, Inc. (a)	47,074	273,029
Inovio Pharmaceuticals, Inc. (a)(b)	66,606	698,031
Insmed, Inc. (a)	57,320	696,438
Insys Therapeutics, Inc. (a)(b)	22,193	321,577
Invitae Corp. (a)(b)	6,756	64,452
Ironwood Pharmaceuticals, Inc. Class A (a)	118,667	1,240,070
Karyopharm Therapeutics, Inc. (a)	22,043	205,000
Keryx Biopharmaceuticals, Inc. (a)(b)	97,604	530,966
Kite Pharma, Inc. (a)(b)	30,420	1,407,838
La Jolla Pharmaceutical Co. (a)	13,139	243,203
Lexicon Pharmaceuticals, Inc. (a)(b)	39,123	540,289
Ligand Pharmaceuticals, Inc. Class B (a)(b)	16,437	1,986,740
Lion Biotechnologies, Inc. (a)(b)	40,856	231,654
Loxo Oncology, Inc. (a)(b)	8,260	190,393
Macrogenics, Inc. (a)	29,617	608,926
MannKind Corp. (a)(b)	227,284	306,833
Medgenics, Inc. (a)	20,426	97,432
Merrimack Pharmaceuticals, Inc. (a)(b)	108,814	770,403
MiMedx Group, Inc. (a)(b)	102,106	768,858
Mirati Therapeutics, Inc. (a)	10,390	215,281
Momenta Pharmaceuticals, Inc. (a)	57,982	551,409
Myriad Genetics, Inc. (a)(b)	65,127	2,344,572
NantKwest, Inc. (a)	5,644	46,789
Natera, Inc. (a)(b)	8,984	88,223
Navidea Biopharmaceuticals, Inc. (a)(b)	143,135	197,526
Neurocrine Biosciences, Inc. (a)	80,109	3,651,368
NewLink Genetics Corp. (a)(b)	19,773	320,520
Nivalis Therapeutics, Inc.	4,435	18,760
Northwest Biotherapeutics, Inc. (a)(b)	49,843	69,780
Novavax, Inc. (a)(b)	251,869	1,319,794
OncoCyte Corp. (a)	2,349	12,191
OncoMed Pharmaceuticals, Inc. (a)(b)	15,524	192,498
Oncothyreon, Inc. (a)(b)	89,090	115,817
Ophthotech Corp. (a)(b)	22,037	1,030,009
Organovo Holdings, Inc. (a)(b)	83,433	226,938
Osiris Therapeutics, Inc. (b)	16,962	95,157
Otonomy, Inc. (a)	17,485	249,336
OvaScience, Inc. (a)(b)	21,774	182,466
PDL BioPharma, Inc.	154,661	583,072
Peregrine Pharmaceuticals, Inc. (a)(b)	203,164	71,940
Pfenex, Inc. (a)	14,768	120,507
Portola Pharmaceuticals, Inc. (a)(b)	46,982	1,116,292
Progenics Pharmaceuticals, Inc. (a)	66,052	350,736
Proteon Therapeutics, Inc. (a)(b)	6,538	63,811
Prothena Corp. PLC (a)(b)	31,746	1,371,110
PTC Therapeutics, Inc. (a)(b)	30,774	228,343
Radius Health, Inc. (a)(b)	31,007	1,103,849
Raptor Pharmaceutical Corp. (a)	75,974	373,032
REGENXBIO, Inc. (a)	6,349	66,157
Regulus Therapeutics, Inc. (a)(b)	26,978	157,552
Repligen Corp. (a)(b)	30,930	823,975
Retrophin, Inc. (a)	33,188	457,331
Rigel Pharmaceuticals, Inc. (a)	81,542	230,764
Sage Therapeutics, Inc. (a)	14,545	548,201
Sangamo Biosciences, Inc. (a)	66,009	415,857
Sarepta Therapeutics, Inc. (a)(b)	42,013	596,164
Seres Therapeutics, Inc.	8,104	239,230
Sorrento Therapeutics, Inc. (a)(b)	27,086	185,810
Spark Therapeutics, Inc. (a)(b)	8,402	301,548
Spectrum Pharmaceuticals, Inc. (a)(b)	63,548	450,555
Stemline Therapeutics, Inc. (a)	14,670	80,685
Synergy Pharmaceuticals, Inc. (a)(b)	94,504	296,743
Synta Pharmaceuticals Corp. (a)(b)	71,558	28,623
T2 Biosystems, Inc. (a)(b)	9,635	88,353
TESARO, Inc. (a)(b)	21,930	908,779
TG Therapeutics, Inc. (a)(b)	35,805	326,184
Threshold Pharmaceuticals, Inc. (a)	55,627	24,470
Tobira Therapeutics, Inc. (a)	2,597	20,438
Tokai Pharmaceuticals, Inc. (a)(b)	8,153	59,761
Trevena, Inc. (a)	30,310	236,115
Trovagene, Inc. (a)(b)	27,003	108,552
Ultragenyx Pharmaceutical, Inc. (a)	36,071	2,439,121
Vanda Pharmaceuticals, Inc. (a)	39,869	354,834
Verastem, Inc. (a)	30,409	50,175
Versartis, Inc. (a)(b)	20,587	186,518
Vitae Pharmaceuticals, Inc. (a)	16,313	117,290
Vital Therapies, Inc. (a)	20,341	174,322
Voyager Therapeutics, Inc. (a)(b)	5,030	58,600
vTv Therapeutics, Inc. Class A (a)	5,633	35,488
Xbiotech, Inc. (b)	3,633	46,321
Xencor, Inc. (a)	27,083	331,767
XOMA Corp. (a)(b)	83,342	68,224
Zafgen, Inc. (a)(b)	14,411	91,798
ZIOPHARM Oncology, Inc. (a)(b)	107,818	847,449
		71,118,334
Health Care Equipment & Supplies - 3.8%
Abaxis, Inc.	21,180	959,878
Abiomed, Inc. (a)(b)	39,097	3,797,883
Accuray, Inc. (a)(b)	74,810	400,982
Analogic Corp.	11,704	924,499
Angiodynamics, Inc. (a)	24,056	294,686
Anika Therapeutics, Inc. (a)(b)	13,745	627,597
Antares Pharma, Inc. (a)(b)	140,950	155,045
Atricure, Inc. (a)(b)	26,927	428,139
Atrion Corp.	1,342	533,177
Cantel Medical Corp.	32,167	2,154,867
Cardiovascular Systems, Inc. (a)	29,892	417,890
Cerus Corp. (a)(b)	89,744	561,797
ConforMis, Inc. (a)(b)	9,124	113,046
CONMED Corp.	25,984	1,076,257
Corindus Vascular Robotics, Inc. (b)	18,619	19,550
Cryolife, Inc.	24,345	301,878
Cutera, Inc. (a)	11,955	139,395
Cynosure, Inc. Class A (a)(b)	20,799	1,017,903
EndoChoice Holdings, Inc. (a)	5,812	32,082
Endologix, Inc. (a)(b)	69,073	774,308
Entellus Medical, Inc. (a)(b)	4,947	71,929
Exactech, Inc. (a)	9,774	222,261
Genmark Diagnostics, Inc. (a)	38,494	227,500
Glaukos Corp.	6,070	114,359
Globus Medical, Inc. (a)(b)	64,349	1,611,299
Greatbatch, Inc. (a)	23,975	834,330
Haemonetics Corp. (a)	48,541	1,574,185
Halyard Health, Inc. (a)	43,814	1,233,802
HeartWare International, Inc. (a)(b)	16,224	541,233
ICU Medical, Inc. (a)	13,275	1,318,739
Inogen, Inc. (a)	14,766	721,467
Insulet Corp. (a)	53,274	1,774,024
Integra LifeSciences Holdings Corp. (a)	26,564	1,881,262
Invacare Corp.	30,487	342,674
InVivo Therapeutics Holdings Corp. (a)(b)	29,508	177,048
Invuity, Inc.	3,926	26,697
IRadimed Corp. (a)	2,639	43,200
K2M Group Holdings, Inc. (a)	16,144	262,501
Lantheus Holdings, Inc. (a)	10,561	21,756
LDR Holding Corp. (a)	23,793	641,221
LeMaitre Vascular, Inc.	10,863	180,109
LivaNova PLC (a)	41,600	2,193,568
Masimo Corp. (a)	40,994	1,777,090
Meridian Bioscience, Inc.	38,724	740,016
Merit Medical Systems, Inc. (a)	40,853	827,273
Natus Medical, Inc. (a)	30,948	986,313
Neogen Corp. (a)	34,822	1,644,991
Nevro Corp. (a)(b)	15,643	1,051,992
Novocure Ltd. (a)(b)	7,631	98,440
NuVasive, Inc. (a)	45,304	2,398,394
Nuvectra Corp. (a)	7,711	64,811
NxStage Medical, Inc. (a)	59,471	958,673
OraSure Technologies, Inc. (a)	52,391	376,167
Orthofix International NV (a)	17,653	772,495
Oxford Immunotec Global PLC (a)(b)	18,595	194,504
Penumbra, Inc. (a)(b)	4,341	236,585
Quidel Corp. (a)(b)	25,962	449,143
Rockwell Medical Technologies, Inc. (a)(b)	47,256	437,118
RTI Biologics, Inc. (a)	52,699	210,269
Seaspine Holdings Corp. (a)	7,543	112,542
Second Sight Medical Products, Inc. (a)(b)	10,700	50,611
Sientra, Inc. (a)(b)	7,373	59,869
Staar Surgical Co. (a)(b)	37,337	287,868
Steris PLC	79,788	5,638,594
SurModics, Inc. (a)	11,807	237,557
Tandem Diabetes Care, Inc. (a)	16,120	179,416
The Spectranetics Corp. (a)(b)	39,939	678,963
TransEnterix, Inc. (a)(b)	43,968	65,952
Unilife Corp. (a)(b)	125,005	68,740
Utah Medical Products, Inc.	3,412	228,263
Vascular Solutions, Inc. (a)	15,987	558,746
Veracyte, Inc. (a)(b)	12,443	72,169
West Pharmaceutical Services, Inc.	67,335	4,794,252
Wright Medical Group NV (a)	83,807	1,573,895
Zeltiq Aesthetics, Inc. (a)(b)	30,249	904,445
		59,482,179
Health Care Providers & Services - 2.8%
AAC Holdings, Inc. (a)(b)	7,249	149,257
Aceto Corp.	26,955	604,601
Addus HomeCare Corp. (a)	5,676	105,006
Adeptus Health, Inc. Class A (a)(b)	5,815	396,118
Air Methods Corp. (a)(b)	36,845	1,362,528
Alliance Healthcare Services, Inc. (a)	4,193	30,148
Almost Family, Inc. (a)	6,855	287,979
Amedisys, Inc. (a)	26,438	1,361,293
AMN Healthcare Services, Inc. (a)(b)	44,493	1,579,946
AmSurg Corp. (a)(b)	50,537	4,092,486
BioScrip, Inc. (a)(b)	62,568	165,180
BioTelemetry, Inc. (a)	25,431	400,030
Capital Senior Living Corp. (a)	27,450	550,647
Chemed Corp.	15,973	2,072,976
Civitas Solutions, Inc. (a)	10,593	212,284
Corvel Corp. (a)	8,153	368,516
Cross Country Healthcare, Inc. (a)	30,235	375,821
Diplomat Pharmacy, Inc. (a)(b)	33,923	1,027,528
ExamWorks Group, Inc. (a)(b)	38,736	1,396,433
Five Star Quality Care, Inc. (a)	38,816	94,711
Genesis HealthCare, Inc. Class A (a)	33,644	84,783
HealthEquity, Inc. (a)(b)	34,081	857,137
HealthSouth Corp.	85,736	3,554,615
Healthways, Inc. (a)	29,432	342,883
Kindred Healthcare, Inc.	78,276	1,155,354
Landauer, Inc.	9,042	314,119
LHC Group, Inc. (a)	12,300	496,182
Magellan Health Services, Inc. (a)	23,373	1,646,862
Molina Healthcare, Inc. (a)(b)	36,775	1,903,474
National Healthcare Corp.	9,350	602,608
National Research Corp. Class A	8,925	128,431
Nobilis Health Corp. (a)	28,212	118,946
Owens & Minor, Inc. (b)	59,075	2,149,739
PharMerica Corp. (a)	28,534	674,544
Providence Service Corp. (a)	12,397	617,866
RadNet, Inc. (a)	31,234	157,732
Select Medical Holdings Corp. (a)(b)	98,625	1,319,603
Surgery Partners, Inc. (a)(b)	14,939	243,356
Surgical Care Affiliates, Inc. (a)	20,145	974,011
Team Health Holdings, Inc. (a)	67,512	2,824,027
Teladoc, Inc.	8,483	103,068
The Ensign Group, Inc.	47,778	1,077,872
Triple-S Management Corp. (a)	22,307	580,874
Trupanion, Inc. (a)(b)	14,769	184,169
U.S. Physical Therapy, Inc.	11,492	572,991
Universal American Spin Corp.	47,384	352,537
Wellcare Health Plans, Inc. (a)	41,265	3,713,437
		43,384,708
Health Care Technology - 0.5%
Castlight Health, Inc. Class B (a)	30,842	111,031
Computer Programs & Systems, Inc. (b)	10,599	544,047
Connecture, Inc. (a)	4,940	11,411
Evolent Health, Inc.	12,559	150,834
HealthStream, Inc. (a)	23,813	538,650
HMS Holdings Corp. (a)(b)	80,186	1,354,342
Imprivata, Inc. (a)	8,235	99,808
Medidata Solutions, Inc. (a)(b)	51,814	2,260,645
Omnicell, Inc. (a)	34,051	1,084,865
Press Ganey Holdings, Inc.	9,641	293,761
Quality Systems, Inc.	46,747	658,198
Vocera Communications, Inc. (a)	24,291	284,691
		7,392,283
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. (a)	23,397	293,632
Albany Molecular Research, Inc. (a)(b)	23,810	358,341
Cambrex Corp. (a)	29,363	1,416,471
Fluidigm Corp. (a)(b)	26,265	251,619
Harvard Bioscience, Inc. (a)	29,683	88,159
INC Research Holdings, Inc. Class A (a)	12,114	583,047
Luminex Corp. (a)(b)	39,957	803,136
Nanostring Technologies, Inc. (a)	12,334	196,357
NeoGenomics, Inc. (a)	50,634	412,161
Pacific Biosciences of California, Inc. (a)	65,365	630,772
PAREXEL International Corp. (a)	51,689	3,158,198
PRA Health Sciences, Inc. (a)(b)	18,615	883,282
Sequenom, Inc. (a)(b)	107,712	137,871
		9,213,046
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc. (b)	5,255	97,112
Aerie Pharmaceuticals, Inc. (a)(b)	19,441	308,334
Agile Therapeutics, Inc. (a)	12,270	71,043
Alimera Sciences, Inc. (a)(b)	26,291	58,366
Amphastar Pharmaceuticals, Inc. (a)	30,340	373,182
ANI Pharmaceuticals, Inc. (a)(b)	7,481	340,161
Aralez Pharmaceuticals, Inc. (a)	47,995	187,660
Aratana Therapeutics, Inc. (a)(b)	27,263	163,851
Assembly Biosciences, Inc. (a)	13,129	78,774
AstraZeneca PLC rights (a)	1,000	0
Avexis, Inc.	4,437	110,925
Biodelivery Sciences International, Inc. (a)(b)	41,310	139,628
Carbylan Therapeutics, Inc.	10,135	7,419
Catalent, Inc. (a)	78,457	2,316,835
Cempra, Inc. (a)(b)	32,604	551,986
Collegium Pharmaceutical, Inc. (b)	6,704	127,778
Corcept Therapeutics, Inc. (a)(b)	56,896	271,394
Corium International, Inc. (a)	9,778	43,805
DepoMed, Inc. (a)(b)	56,351	979,380
Dermira, Inc. (a)	14,760	373,280
Durect Corp. (a)(b)	104,249	139,694
Endocyte, Inc. (a)(b)	34,473	134,445
Flex Pharma, Inc. (a)(b)	4,501	49,331
Foamix Pharmaceuticals Ltd. (a)(b)	20,040	126,452
Heska Corp. (a)	5,234	160,160
Impax Laboratories, Inc. (a)	67,336	2,245,656
Innoviva, Inc.	79,964	986,756
Intersect ENT, Inc. (a)	15,685	314,484
Intra-Cellular Therapies, Inc. (a)	25,102	861,501
Lannett Co., Inc. (a)(b)	24,964	478,810
MyoKardia, Inc. (a)(b)	5,717	65,402
Nektar Therapeutics (a)(b)	123,526	1,936,888
Neos Therapeutics, Inc. (a)(b)	5,583	50,638
Ocular Therapeutix, Inc. (a)(b)	13,565	166,578
Omeros Corp. (a)(b)	35,681	472,773
Orexigen Therapeutics, Inc. (a)(b)	89,685	40,089
Pacira Pharmaceuticals, Inc. (a)(b)	34,215	1,851,374
Paratek Pharmaceuticals, Inc. (a)	11,204	152,598
Pernix Therapeutics Holdings, Inc. (a)(b)	39,686	29,768
Phibro Animal Health Corp. Class A	16,213	336,258
Prestige Brands Holdings, Inc. (a)	49,005	2,782,504
Relypsa, Inc. (a)(b)	30,191	546,457
Revance Therapeutics, Inc. (a)(b)	17,407	319,941
Sagent Pharmaceuticals, Inc. (a)	21,221	247,012
SciClone Pharmaceuticals, Inc. (a)(b)	46,237	610,328
Sucampo Pharmaceuticals, Inc. Class A (a)	22,271	240,081
Supernus Pharmaceuticals, Inc. (a)	31,775	545,259
Teligent, Inc. (a)(b)	37,366	206,260
Tetraphase Pharmaceuticals, Inc. (a)(b)	32,583	182,465
The Medicines Company (a)(b)	62,172	2,212,701
TherapeuticsMD, Inc. (a)(b)	135,128	1,114,806
Theravance Biopharma, Inc. (a)(b)	26,644	552,863
VIVUS, Inc. (a)	99,526	164,218
XenoPort, Inc. (a)	56,130	246,972
Zogenix, Inc. (a)	23,517	241,049
Zynerba Pharmaceuticals, Inc. (a)	2,953	24,067
		27,437,551

TOTAL HEALTH CARE		218,028,101

INDUSTRIALS - 12.9%
Aerospace & Defense - 1.5%
AAR Corp.	33,393	802,768
Aerojet Rocketdyne Holdings, Inc. (a)(b)	58,876	1,066,833
AeroVironment, Inc. (a)(b)	18,215	526,049
American Science & Engineering, Inc.	6,739	193,072
Astronics Corp. (a)	20,717	765,493
Cubic Corp.	20,358	846,282
Curtiss-Wright Corp.	41,655	3,189,940
DigitalGlobe, Inc. (a)	60,354	1,337,445
Ducommun, Inc. (a)	10,224	162,664
Engility Holdings, Inc. (a)	16,908	332,580
Esterline Technologies Corp. (a)	27,687	1,900,989
HEICO Corp.	17,925	1,098,982
HEICO Corp. Class A	37,531	1,920,837
KEYW Holding Corp. (a)	31,725	218,585
KLX, Inc. (a)	49,480	1,668,466
Kratos Defense & Security Solutions, Inc. (a)(b)	42,196	224,061
Moog, Inc. Class A (a)	34,412	1,681,370
National Presto Industries, Inc.	4,532	395,145
Sparton Corp. (a)	9,474	203,312
Taser International, Inc. (a)(b)	50,191	916,488
Teledyne Technologies, Inc. (a)(b)	33,108	3,077,389
Vectrus, Inc. (a)	9,618	207,364
		22,736,114
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	49,449	696,736
Atlas Air Worldwide Holdings, Inc. (a)	23,490	938,191
Echo Global Logistics, Inc. (a)	27,793	649,522
Forward Air Corp.	29,065	1,324,783
Hub Group, Inc. Class A (a)(b)	33,831	1,303,170
Park-Ohio Holdings Corp.	8,132	206,959
Radiant Logistics, Inc. (a)	28,869	113,744
XPO Logistics, Inc. (a)(b)	67,045	2,020,736
		7,253,841
Airlines - 0.4%
Allegiant Travel Co.	12,561	2,016,920
Hawaiian Holdings, Inc. (a)	44,605	1,876,532
SkyWest, Inc.	48,474	1,139,139
Virgin America, Inc. (a)(b)	20,586	1,146,434
		6,179,025
Building Products - 1.0%
AAON, Inc.	38,386	1,017,997
Advanced Drain Systems, Inc. Del (b)	31,610	730,823
American Woodmark Corp. (a)	12,016	875,245
Apogee Enterprises, Inc.	27,343	1,133,094
Builders FirstSource, Inc. (a)	47,724	529,259
Continental Building Products, Inc. (a)	28,603	560,905
Gibraltar Industries, Inc. (a)	29,022	767,632
Griffon Corp.	30,287	478,837
Insteel Industries, Inc.	17,293	501,324
Masonite International Corp. (a)	28,285	1,913,763
NCI Building Systems, Inc. (a)	25,652	378,110
Nortek, Inc. (a)	9,218	434,721
Patrick Industries, Inc. (a)	11,950	547,908
PGT, Inc. (a)	44,032	461,015
Ply Gem Holdings, Inc. (a)	20,358	298,245
Quanex Building Products Corp.	31,833	599,734
Simpson Manufacturing Co. Ltd.	39,270	1,476,552
Trex Co., Inc. (a)(b)	27,947	1,326,085
Universal Forest Products, Inc.	18,843	1,444,316
		15,475,565
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	52,372	1,684,807
ACCO Brands Corp. (a)	103,208	984,604
ARC Document Solutions, Inc. (a)	39,231	161,632
Brady Corp. Class A	44,834	1,187,653
Casella Waste Systems, Inc. Class A (a)	37,531	268,722
CECO Environmental Corp.	26,678	176,075
Civeo Corp. (a)(b)	101,775	154,698
Deluxe Corp.	46,717	2,932,893
Ennis, Inc.	24,109	471,090
Essendant, Inc.	36,028	1,109,302
G&K Services, Inc. Class A	18,707	1,321,650
Healthcare Services Group, Inc. (b)	66,720	2,525,352
Heritage-Crystal Clean, Inc. (a)	11,048	114,899
Herman Miller, Inc.	55,864	1,685,417
HNI Corp.	41,727	1,824,304
InnerWorkings, Inc. (a)(b)	35,447	289,602
Interface, Inc.	62,010	1,055,410
Kimball International, Inc. Class B	32,615	379,639
Knoll, Inc.	45,831	1,070,154
Matthews International Corp. Class A	30,889	1,625,997
McGrath RentCorp.	22,596	550,890
Mobile Mini, Inc.	43,038	1,387,976
Msa Safety, Inc.	27,541	1,324,447
Multi-Color Corp.	11,836	708,148
NL Industries, Inc. (a)	5,068	15,559
Quad/Graphics, Inc.	27,162	340,883
SP Plus Corp. (a)(b)	15,832	352,737
Steelcase, Inc. Class A	78,033	1,190,784
Team, Inc. (a)	27,190	781,169
Tetra Tech, Inc.	56,318	1,655,749
The Brink's Co.	45,585	1,542,596
TRC Companies, Inc. (a)	15,187	130,001
U.S. Ecology, Inc.	20,364	916,991
UniFirst Corp.	13,891	1,505,507
Viad Corp.	18,648	554,778
VSE Corp.	3,936	244,189
West Corp.	49,059	1,051,334
		35,277,638
Construction & Engineering - 0.8%
Aegion Corp. (a)	34,603	734,622
Ameresco, Inc. Class A (a)	17,781	79,481
Argan, Inc.	12,061	412,245
Comfort Systems U.S.A., Inc.	34,977	1,031,472
Dycom Industries, Inc. (a)(b)	31,938	2,254,823
EMCOR Group, Inc.	58,691	2,845,340
Granite Construction, Inc.	36,866	1,643,855
Great Lakes Dredge & Dock Corp. (a)	54,790	250,390
HC2 Holdings, Inc. (b)	22,904	88,409
MasTec, Inc. (a)	62,608	1,418,697
MYR Group, Inc. (a)	18,816	479,996
Northwest Pipe Co. (a)	8,544	92,190
NV5 Holdings, Inc. (a)	4,647	115,385
Orion Marine Group, Inc. (a)	26,718	156,033
Primoris Services Corp.	36,525	854,320
Tutor Perini Corp. (a)	34,747	549,698
		13,006,956
Electrical Equipment - 0.7%
Allied Motion Technologies, Inc.	5,507	118,676
AZZ, Inc.	24,183	1,328,130
Encore Wire Corp.	19,234	735,701
EnerSys	41,718	2,435,080
Enphase Energy, Inc. (a)(b)	24,543	61,603
Franklin Electric Co., Inc.	44,906	1,418,581
FuelCell Energy, Inc. (a)(b)	21,884	130,429
Generac Holdings, Inc. (a)(b)	64,818	2,470,862
General Cable Corp.	45,896	717,813
LSI Industries, Inc.	20,505	259,388
Plug Power, Inc. (a)(b)	163,574	336,962
Powell Industries, Inc.	8,646	269,064
Power Solutions International, Inc. (a)(b)	3,863	50,026
PowerSecure International, Inc. (a)	21,039	393,850
Preformed Line Products Co.	2,436	102,239
Sunrun, Inc. (a)(b)	16,311	128,531
Thermon Group Holdings, Inc. (a)(b)	30,369	569,115
Vicor Corp. (a)	15,095	144,761
		11,670,811
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	35,640	573,448
Machinery - 2.9%
Accuride Corp. (a)	36,169	58,594
Actuant Corp. Class A (b)	55,856	1,491,914
Alamo Group, Inc.	9,117	514,563
Albany International Corp. Class A	26,565	1,070,304
Altra Industrial Motion Corp.	24,915	715,061
American Railcar Industries, Inc. (b)	8,299	340,342
Astec Industries, Inc.	17,784	860,746
Barnes Group, Inc.	51,367	1,668,914
Blue Bird Corp. (a)(b)	5,209	56,309
Briggs & Stratton Corp.	41,793	884,758
Chart Industries, Inc. (a)	28,674	738,069
CIRCOR International, Inc.	16,167	912,627
CLARCOR, Inc.	46,982	2,761,132
Columbus McKinnon Corp. (NY Shares)	18,322	302,496
Commercial Vehicle Group, Inc. (a)	26,307	67,609
Douglas Dynamics, Inc.	20,657	473,252
EnPro Industries, Inc.	21,424	1,255,018
ESCO Technologies, Inc.	24,474	941,760
ExOne Co. (a)	9,494	125,511
Federal Signal Corp.	58,629	802,631
FreightCar America, Inc.	11,280	193,452
Global Brass & Copper Holdings, Inc.	20,063	543,707
Gorman-Rupp Co.	17,978	508,598
Graham Corp.	9,322	172,550
Greenbrier Companies, Inc. (b)	24,783	743,242
Harsco Corp.	75,331	534,097
Hillenbrand, Inc.	58,923	1,785,956
Hurco Companies, Inc.	6,168	199,720
Hyster-Yale Materials Handling Class A	8,919	546,289
John Bean Technologies Corp.	27,375	1,427,333
Kadant, Inc.	10,142	480,224
L.B. Foster Co. Class A	9,404	185,071
Lindsay Corp. (b)	10,451	799,083
Lydall, Inc. (a)	16,007	588,898
Meritor, Inc. (a)	85,399	725,892
Milacron Holdings Corp. (a)	13,900	238,107
Miller Industries, Inc.	10,910	231,947
Mueller Industries, Inc.	53,485	1,687,987
Mueller Water Products, Inc. Class A	150,628	1,619,251
Navistar International Corp. (a)(b)	47,944	723,475
NN, Inc. (b)	25,311	380,677
Omega Flex, Inc.	2,618	86,237
Proto Labs, Inc. (a)(b)	21,815	1,305,191
RBC Bearings, Inc. (a)	21,897	1,605,050
Rexnord Corp. (a)	95,537	2,082,707
Standex International Corp.	11,988	919,360
Sun Hydraulics Corp.	21,390	756,778
Tennant Co.	17,319	925,008
Titan International, Inc.	40,661	269,582
TriMas Corp. (a)	42,759	773,938
Twin Disc, Inc.	7,657	101,455
Wabash National Corp. (a)	63,700	907,725
Watts Water Technologies, Inc. Class A	26,421	1,476,141
Woodward, Inc.	57,870	3,137,133
Xerium Technologies, Inc. (a)	9,671	51,160
		44,754,631
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)(b)	17,133	14,130
Golden Ocean Group Ltd. (a)(b)	55,512	48,129
Matson, Inc.	40,869	1,588,987
Navios Maritime Holdings, Inc. (b)	70,166	82,094
Safe Bulkers, Inc. (b)	33,039	40,968
Scorpio Bulkers, Inc. (a)(b)	41,414	159,444
Ultrapetrol (Bahamas) Ltd. (a)(b)	15,203	4,245
		1,937,997
Professional Services - 1.3%
Acacia Research Corp.	46,158	222,482
Advisory Board Co. (a)	39,771	1,258,354
Barrett Business Services, Inc.	6,721	208,418
CBIZ, Inc. (a)	45,832	466,570
CDI Corp.	12,853	91,899
CEB, Inc.	31,339	1,933,303
CRA International, Inc. (a)	8,299	180,088
Exponent, Inc.	24,293	1,210,763
Franklin Covey Co. (a)	11,109	182,965
FTI Consulting, Inc. (a)(b)	38,971	1,570,531
GP Strategies Corp. (a)	12,479	291,260
Heidrick & Struggles International, Inc.	16,965	334,719
Hill International, Inc. (a)	32,493	137,770
Huron Consulting Group, Inc. (a)	20,967	1,165,975
ICF International, Inc. (a)	18,280	719,684
Insperity, Inc.	15,131	798,463
Kelly Services, Inc. Class A (non-vtg.)	27,885	523,401
Kforce, Inc.	23,189	440,823
Korn/Ferry International	47,279	1,283,152
MISTRAS Group, Inc. (a)	15,449	376,492
Navigant Consulting, Inc. (a)	44,731	713,907
On Assignment, Inc. (a)	48,513	1,749,379
Pendrell Corp. (a)	148,219	76,318
Resources Connection, Inc.	35,452	523,626
RPX Corp. (a)	50,956	564,592
TriNet Group, Inc. (a)	38,811	645,039
TrueBlue, Inc. (a)	39,357	735,582
Volt Information Sciences, Inc. (a)	8,947	67,192
WageWorks, Inc. (a)	33,477	1,803,071
		20,275,818
Road & Rail - 0.5%
ArcBest Corp.	24,473	467,190
Celadon Group, Inc.	25,848	260,289
Covenant Transport Group, Inc. Class A (a)	11,088	220,762
Heartland Express, Inc. (b)	45,604	825,888
Knight Transportation, Inc. (b)	58,458	1,553,229
Marten Transport Ltd.	22,105	412,479
P.A.M. Transportation Services, Inc. (a)	2,644	65,333
Roadrunner Transportation Systems, Inc. (a)	25,945	306,670
Saia, Inc. (a)	23,542	680,835
Swift Transporation Co. (a)(b)	82,513	1,371,366
U.S.A. Truck, Inc. (a)	8,645	153,189
Universal Truckload Services, Inc.	6,978	99,506
Werner Enterprises, Inc.	41,451	1,050,368
YRC Worldwide, Inc. (a)	30,919	284,455
		7,751,559
Trading Companies & Distributors - 0.8%
Aircastle Ltd.	58,556	1,270,665
Applied Industrial Technologies, Inc.	37,528	1,719,908
Beacon Roofing Supply, Inc. (a)	46,451	1,984,851
BMC Stock Holdings, Inc. (a)	35,246	618,567
CAI International, Inc. (a)(b)	15,605	159,483
DXP Enterprises, Inc. (a)	11,641	254,356
H&E Equipment Services, Inc.	29,365	594,054
Kaman Corp.	25,505	1,073,505
Lawson Products, Inc. (a)	5,123	100,360
MRC Global, Inc. (a)	96,645	1,351,097
Neff Corp. (a)	10,006	85,551
Rush Enterprises, Inc. Class A (a)	33,300	655,677
TAL International Group, Inc.	30,760	525,996
Textainer Group Holdings Ltd. (b)	20,864	321,932
Titan Machinery, Inc. (a)	16,049	208,637
Univar, Inc.	37,925	659,895
Veritiv Corp. (a)	7,718	316,592
		11,901,126
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	57,890	835,353

TOTAL INDUSTRIALS		199,629,882

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.5%
ADTRAN, Inc.	46,730	902,824
Aerohive Networks, Inc. (a)	21,744	126,115
Alliance Fiber Optic Products, Inc. (a)	13,194	244,353
Applied Optoelectronics, Inc. (a)(b)	15,278	171,114
Bel Fuse, Inc. Class B (non-vtg.)	9,472	157,804
Black Box Corp.	14,000	204,680
CalAmp Corp. (a)	34,014	509,190
Calix Networks, Inc. (a)	40,042	277,491
Ciena Corp. (a)(b)	115,630	1,946,053
Clearfield, Inc. (a)(b)	10,317	191,484
Comtech Telecommunications Corp.	15,019	363,460
Digi International, Inc. (a)	23,687	250,372
EMCORE Corp. (a)	17,429	99,345
Extreme Networks, Inc. (a)	94,004	329,954
Finisar Corp. (a)(b)	97,401	1,603,220
Harmonic, Inc. (a)(b)	78,419	271,330
Infinera Corp. (a)(b)	124,744	1,483,206
InterDigital, Inc.	33,723	1,921,537
Ixia (a)	56,940	576,233
KVH Industries, Inc. (a)	15,624	152,490
NETGEAR, Inc. (a)	30,110	1,276,664
NetScout Systems, Inc. (a)	86,242	1,919,747
Novatel Wireless, Inc. (a)(b)	34,860	53,336
Oclaro, Inc. (a)(b)	90,076	454,884
Plantronics, Inc.	33,005	1,269,042
Polycom, Inc. (a)	126,424	1,510,767
Ruckus Wireless, Inc. (a)	70,604	970,099
ShoreTel, Inc. (a)	61,018	373,430
Sonus Networks, Inc. (a)	46,499	384,082
Ubiquiti Networks, Inc. (a)(b)	27,013	962,203
ViaSat, Inc. (a)(b)	39,986	3,066,926
		24,023,435
Electronic Equipment & Components - 3.0%
Agilysys, Inc. (a)	15,047	160,702
Anixter International, Inc. (a)	26,740	1,665,902
AVX Corp.	42,969	568,050
Badger Meter, Inc.	13,572	968,091
Belden, Inc.	39,975	2,524,022
Benchmark Electronics, Inc. (a)	49,168	954,843
Checkpoint Systems, Inc.	39,458	399,315
Coherent, Inc. (a)	22,317	2,084,408
Control4 Corp. (a)(b)	19,028	140,997
CTS Corp.	31,342	519,337
Daktronics, Inc.	36,374	316,454
DTS, Inc. (a)	16,601	362,234
Electro Rent Corp.	15,176	151,912
ePlus, Inc. (a)	5,168	415,456
Fabrinet (a)	33,175	1,060,605
FARO Technologies, Inc. (a)	16,348	474,746
FEI Co.	38,909	3,463,679
GSI Group, Inc. (a)	32,468	472,409
II-VI, Inc. (a)	49,155	1,025,865
Insight Enterprises, Inc. (a)	36,416	899,839
InvenSense, Inc. (a)(b)	71,808	551,485
Itron, Inc. (a)	36,044	1,482,129
Kimball Electronics, Inc. (a)	27,623	302,196
Knowles Corp. (a)(b)	81,912	1,095,163
Littelfuse, Inc.	21,124	2,460,524
Mercury Systems, Inc. (a)	37,497	788,187
Mesa Laboratories, Inc.	2,728	274,928
Methode Electronics, Inc. Class A	36,058	1,072,004
MTS Systems Corp.	13,988	786,405
Multi-Fineline Electronix, Inc. (a)	8,261	190,003
Newport Corp. (a)	36,562	840,560
OSI Systems, Inc. (a)	18,566	944,824
Park Electrochemical Corp.	19,612	319,872
PC Connection, Inc.	10,140	241,028
Plexus Corp. (a)	31,489	1,314,981
QLogic Corp. (a)	77,617	1,016,007
Rofin-Sinar Technologies, Inc. (a)	26,380	849,172
Rogers Corp. (a)	17,487	1,003,054
Sanmina Corp. (a)	73,489	1,738,015
ScanSource, Inc. (a)	25,086	1,020,498
SYNNEX Corp.	26,917	2,222,537
Systemax, Inc. (a)	10,346	93,631
Tech Data Corp. (a)(b)	34,268	2,353,869
TTM Technologies, Inc. (a)(b)	55,588	362,434
Universal Display Corp. (a)	37,690	2,197,704
Vishay Intertechnology, Inc.	126,860	1,542,618
Vishay Precision Group, Inc. (a)	12,126	181,405
		45,874,099
Internet Software & Services - 2.3%
Actua Corp. (a)	38,744	367,293
Alarm.com Holdings, Inc. (b)	7,297	166,445
Amber Road, Inc. (a)(b)	16,309	80,077
Angie's List, Inc. (a)(b)	41,236	360,815
Apigee Corp.	4,568	44,310
AppFolio, Inc. (a)(b)	5,139	64,443
Bankrate, Inc. (a)	59,959	548,025
Bazaarvoice, Inc. (a)	55,747	186,752
Benefitfocus, Inc. (a)(b)	7,453	282,469
Blucora, Inc. (a)(b)	38,534	308,657
Box, Inc. Class A (a)(b)	12,332	159,453
Brightcove, Inc. (a)	31,101	188,161
Carbonite, Inc. (a)	16,026	120,836
Care.com, Inc. (a)	17,029	126,696
ChannelAdvisor Corp. (a)	20,562	256,203
Cimpress NV (a)(b)	30,722	2,699,542
comScore, Inc. (a)(b)	45,961	1,407,326
Cornerstone OnDemand, Inc. (a)	50,649	1,739,793
Cvent, Inc. (a)	21,940	775,579
Demandware, Inc. (a)(b)	31,326	1,443,502
DHI Group, Inc. (a)	39,027	277,482
EarthLink Holdings Corp.	97,348	565,592
Endurance International Group Holdings, Inc. (a)(b)	54,258	581,103
Envestnet, Inc. (a)	36,382	1,141,667
Everyday Health, Inc. (a)	19,865	115,217
Five9, Inc. (a)	21,654	200,300
Gogo, Inc. (a)(b)	52,811	559,268
GrubHub, Inc. (a)(b)	70,505	1,848,641
GTT Communications, Inc. (a)	23,077	368,770
Hortonworks, Inc. (a)(b)	8,036	92,977
inContact, Inc. (a)(b)	56,814	528,938
Instructure, Inc. (a)(b)	4,410	88,817
Internap Network Services Corp. (a)	48,487	110,550
IntraLinks Holdings, Inc. (a)	38,409	342,224
j2 Global, Inc. (b)	45,171	2,869,262
Limelight Networks, Inc. (a)	52,762	92,334
Liquidity Services, Inc. (a)	21,927	122,353
LivePerson, Inc. (a)	54,176	327,765
LogMeIn, Inc. (a)	23,131	1,380,921
Marchex, Inc. Class B	28,634	121,695
Marin Software, Inc. (a)	32,017	81,964
Marketo, Inc. (a)	34,460	757,775
MaxPoint Interactive, Inc. (a)	1,215	9,793
MINDBODY, Inc.	6,566	89,363
Monster Worldwide, Inc. (a)(b)	86,016	275,251
New Relic, Inc. (a)	5,118	131,942
NIC, Inc.	61,013	1,080,540
Opower, Inc. (a)(b)	24,009	189,671
Q2 Holdings, Inc. (a)	18,382	439,514
QuinStreet, Inc. (a)	31,960	112,499
Quotient Technology, Inc. (a)(b)	57,318	666,035
RealNetworks, Inc. (a)	21,516	98,113
Reis, Inc.	8,585	216,084
RetailMeNot, Inc. (a)	34,596	291,644
Rocket Fuel, Inc. (a)(b)	23,616	67,542
SciQuest, Inc. (a)	26,187	361,904
Shutterstock, Inc. (a)(b)	18,442	756,491
SPS Commerce, Inc. (a)	15,518	790,332
Stamps.com, Inc. (a)(b)	13,369	1,101,071
TechTarget, Inc. (a)	18,945	147,013
Travelzoo, Inc. (a)	5,810	44,330
TrueCar, Inc. (a)(b)	46,228	316,200
United Online, Inc. (a)	13,452	145,685
Web.com Group, Inc. (a)	41,143	822,449
WebMD Health Corp. (a)(b)	35,351	2,217,922
Wix.com Ltd. (a)	17,734	438,384
Xactly Corp. (a)	6,812	54,905
XO Group, Inc. (a)	24,988	441,288
		35,207,957
IT Services - 2.4%
Acxiom Corp. (a)	73,235	1,608,973
Blackhawk Network Holdings, Inc. (a)	50,918	1,635,995
CACI International, Inc. Class A (a)	22,645	2,177,317
Cardtronics, Inc. (a)(b)	41,970	1,654,457
Cass Information Systems, Inc.	10,880	538,234
Ciber, Inc. (a)	72,178	167,453
Convergys Corp.	92,367	2,447,726
CSG Systems International, Inc.	30,639	1,359,759
Datalink Corp. (a)	18,919	151,920
EPAM Systems, Inc. (a)	45,804	3,340,486
Euronet Worldwide, Inc. (a)	48,574	3,745,055
Everi Holdings, Inc. (a)	59,995	100,792
EVERTEC, Inc.	61,936	834,278
ExlService Holdings, Inc. (a)	31,124	1,506,090
Forrester Research, Inc.	9,632	323,828
Hackett Group, Inc.	22,599	336,273
Lionbridge Technologies, Inc. (a)	61,090	304,839
Luxoft Holding, Inc. (a)	17,203	994,505
ManTech International Corp. Class A	22,701	767,294
Maximus, Inc.	61,709	3,264,406
ModusLink Global Solutions, Inc. (a)(b)	32,202	47,015
MoneyGram International, Inc. (a)	28,072	172,643
Neustar, Inc. Class A (a)(b)	51,890	1,218,896
Perficient, Inc. (a)	33,248	694,218
PFSweb, Inc. (a)	10,975	154,748
Science Applications International Corp.	43,090	2,287,648
ServiceSource International, Inc. (a)(b)	53,229	214,513
Sykes Enterprises, Inc. (a)	36,491	1,063,713
Syntel, Inc. (a)	29,397	1,250,254
Teletech Holdings, Inc.	15,324	425,854
Travelport Worldwide Ltd.	98,967	1,380,590
Unisys Corp. (a)(b)	47,174	363,712
Virtusa Corp. (a)	27,820	988,723
		37,522,207
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	38,235	1,236,902
Advanced Micro Devices, Inc. (a)(b)	596,280	2,116,794
Alpha & Omega Semiconductor Ltd. (a)	17,555	228,039
Ambarella, Inc. (a)(b)	29,367	1,206,984
Amkor Technology, Inc. (a)	92,719	529,425
Applied Micro Circuits Corp. (a)(b)	76,740	478,858
Axcelis Technologies, Inc. (a)	107,176	306,523
Brooks Automation, Inc.	63,800	603,548
Cabot Microelectronics Corp.	23,180	971,010
Cascade Microtech, Inc. (a)	12,729	266,163
Cavium, Inc. (a)	51,841	2,559,390
Ceva, Inc. (a)	19,383	446,972
Cirrus Logic, Inc. (a)	59,398	2,144,268
Cohu, Inc.	24,735	285,937
Diodes, Inc. (a)	35,301	657,305
DSP Group, Inc. (a)	20,263	192,499
Entegris, Inc. (a)	131,343	1,745,548
Exar Corp. (a)	35,982	219,490
Fairchild Semiconductor International, Inc. (a)	108,605	2,172,100
FormFactor, Inc. (a)	53,915	415,146
Inphi Corp. (a)	35,886	1,064,738
Integrated Device Technology, Inc. (a)	126,744	2,443,624
Intersil Corp. Class A	123,469	1,443,353
IXYS Corp.	23,736	256,349
Kopin Corp. (a)	60,743	100,833
Lattice Semiconductor Corp. (a)(b)	109,655	610,778
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	21,977	898,640
Mattson Technology, Inc. (a)	70,393	256,934
MaxLinear, Inc. Class A (a)	51,568	863,764
Microsemi Corp. (a)(b)	101,703	3,436,544
MKS Instruments, Inc.	49,836	1,787,119
Monolithic Power Systems, Inc.	36,948	2,306,294
Nanometrics, Inc. (a)	22,601	403,654
NeoPhotonics Corp. (a)	27,251	326,739
NVE Corp.	4,627	265,497
PDF Solutions, Inc. (a)	25,605	344,387
Photronics, Inc. (a)	62,180	657,864
Power Integrations, Inc.	27,613	1,332,327
Rambus, Inc. (a)(b)	107,932	1,254,170
Rudolph Technologies, Inc. (a)	29,771	412,924
Semtech Corp. (a)	62,300	1,348,172
Sigma Designs, Inc. (a)	33,370	211,232
Silicon Laboratories, Inc. (a)	40,022	1,873,030
Synaptics, Inc. (a)(b)	34,517	2,469,691
Tessera Technologies, Inc.	49,342	1,417,102
Ultra Clean Holdings, Inc. (a)	29,011	165,073
Ultratech, Inc. (a)	25,570	554,613
Veeco Instruments, Inc. (a)	38,009	699,746
Xcerra Corp. (a)	51,880	306,092
		48,294,184
Software - 4.5%
A10 Networks, Inc. (a)	30,632	182,873
ACI Worldwide, Inc. (a)	109,498	2,188,865
American Software, Inc. Class A	22,650	207,021
Aspen Technology, Inc. (a)	79,937	3,040,004
AVG Technologies NV (a)	38,404	760,399
Barracuda Networks, Inc. (a)(b)	7,341	129,348
Blackbaud, Inc.	43,916	2,712,691
Bottomline Technologies, Inc. (a)(b)	38,406	943,251
BroadSoft, Inc. (a)(b)	27,324	1,070,144
Callidus Software, Inc. (a)	51,898	949,733
Code Rebel Corp.	762	2,156
CommVault Systems, Inc. (a)	42,398	1,855,760
Digimarc Corp. (a)(b)	7,537	224,979
Digital Turbine, Inc. (a)(b)	48,599	41,795
Ebix, Inc. (b)	23,661	1,138,567
Ellie Mae, Inc. (a)	27,547	2,302,929
EnerNOC, Inc. (a)(b)	24,650	168,113
EPIQ Systems, Inc.	30,167	445,567
Fair Isaac Corp.	29,067	3,101,740
Fleetmatics Group PLC (a)(b)	35,840	1,299,200
Gigamon, Inc. (a)	25,690	837,237
Globant SA (a)(b)	14,193	503,710
Glu Mobile, Inc. (a)(b)	111,058	296,525
Guidance Software, Inc. (a)	17,310	88,281
Guidewire Software, Inc. (a)(b)	65,735	3,744,923
HubSpot, Inc. (a)	17,675	782,826
Imperva, Inc. (a)(b)	26,308	1,222,796
Infoblox, Inc. (a)	56,153	939,440
Interactive Intelligence Group, Inc. (a)(b)	16,255	604,198
Jive Software, Inc. (a)	45,430	184,900
Manhattan Associates, Inc. (a)	69,110	4,183,919
Mentor Graphics Corp.	86,068	1,717,917
MicroStrategy, Inc. Class A (a)	8,696	1,559,367
MobileIron, Inc. (a)	38,937	149,129
Model N, Inc. (a)	20,572	219,709
Monotype Imaging Holdings, Inc.	37,663	829,716
Park City Group, Inc. (a)(b)	9,421	89,500
Paycom Software, Inc. (a)(b)	29,603	1,131,131
Paylocity Holding Corp. (a)(b)	14,538	556,369
Pegasystems, Inc.	33,641	887,786
Progress Software Corp. (a)	47,448	1,210,873
Proofpoint, Inc. (a)(b)	36,975	2,154,164
PROS Holdings, Inc. (a)	22,670	266,599
QAD, Inc. Class A	9,408	184,491
Qlik Technologies, Inc. (a)	85,633	2,636,640
Qualys, Inc. (a)	23,368	588,406
Rapid7, Inc. (a)(b)	7,029	88,003
RealPage, Inc. (a)	49,537	1,089,319
RingCentral, Inc. (a)	50,293	959,590
Rovi Corp. (a)	77,419	1,364,123
Sapiens International Corp. NV	22,629	266,570
SeaChange International, Inc. (a)	30,560	113,989
Silver Spring Networks, Inc. (a)	34,391	483,194
Synchronoss Technologies, Inc. (a)(b)	36,387	1,130,544
Take-Two Interactive Software, Inc. (a)(b)	79,264	2,709,244
Tangoe, Inc. (a)(b)	36,817	324,726
TeleNav, Inc. (a)	25,937	147,841
Textura Corp. (a)(b)	18,568	490,010
The Rubicon Project, Inc. (a)	23,732	459,689
TiVo, Inc. (a)	91,092	909,098
Tubemogul, Inc. (a)	14,266	184,887
Tyler Technologies, Inc. (a)	31,544	4,618,357
Varonis Systems, Inc. (a)	8,958	171,546
Vasco Data Security International, Inc. (a)	27,635	478,915
Verint Systems, Inc. (a)	57,514	1,946,274
VirnetX Holding Corp. (a)(b)	45,065	202,342
Workiva, Inc. (a)	6,409	76,331
Xura, Inc. (a)	21,443	480,109
Zendesk, Inc. (a)	53,024	1,198,342
Zix Corp. (a)(b)	52,424	195,542
		70,424,272
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. (a)	29,158	162,702
CPI Card Group (b)	15,634	123,978
Cray, Inc. (a)	38,264	1,449,058
Diebold, Inc.	60,866	1,598,950
Eastman Kodak Co. (a)(b)	16,070	189,947
Electronics for Imaging, Inc. (a)	44,001	1,753,000
Imation Corp. (a)(b)	29,245	45,915
Immersion Corp. (a)	25,497	186,383
Nimble Storage, Inc. (a)(b)	51,819	382,424
Pure Storage, Inc. Class A (a)(b)	27,020	393,141
Quantum Corp. (a)	188,793	86,901
Silicon Graphics International Corp. (a)	31,386	140,609
Stratasys Ltd. (a)(b)	47,788	1,169,372
Super Micro Computer, Inc. (a)(b)	34,543	929,552
Violin Memory, Inc. (a)(b)	82,684	29,196
		8,641,128

TOTAL INFORMATION TECHNOLOGY		269,987,282

MATERIALS - 4.2%
Chemicals - 2.0%
A. Schulman, Inc.	27,509	767,226
American Vanguard Corp.	26,910	445,361
Axiall Corp.	65,834	1,550,391
Balchem Corp.	29,150	1,788,644
Calgon Carbon Corp.	49,533	811,846
Chase Corp.	6,530	367,574
Chemtura Corp. (a)	63,013	1,754,912
Core Molding Technologies, Inc. (a)	6,865	80,526
Ferro Corp. (a)	65,773	837,948
Flotek Industries, Inc. (a)(b)	50,252	474,881
FutureFuel Corp.	23,151	260,217
H.B. Fuller Co.	47,139	2,108,056
Hawkins, Inc.	10,118	395,917
Innophos Holdings, Inc.	18,215	673,226
Innospec, Inc.	22,730	1,099,223
Intrepid Potash, Inc. (a)	50,975	65,248
KMG Chemicals, Inc.	9,214	218,280
Koppers Holdings, Inc. (a)	19,101	480,008
Kraton Performance Polymers, Inc. (a)	29,067	660,112
Kronos Worldwide, Inc.	19,074	126,842
LSB Industries, Inc. (a)	18,190	239,380
Minerals Technologies, Inc.	32,568	1,950,823
Olin Corp.	154,601	3,368,756
OMNOVA Solutions, Inc. (a)	43,170	308,666
PolyOne Corp.	83,562	3,006,561
Quaker Chemical Corp.	12,556	1,118,237
Rayonier Advanced Materials, Inc.	38,337	392,954
Rentech, Inc. (a)	21,159	73,422
Senomyx, Inc. (a)(b)	38,696	94,805
Sensient Technologies Corp.	43,717	2,939,968
Solazyme, Inc. (a)(b)	76,065	177,992
Stepan Co.	18,093	1,108,920
Trecora Resources (a)	18,511	211,951
Tredegar Corp.	23,834	380,391
Trinseo SA (a)(b)	10,688	457,340
Tronox Ltd. Class A (b)	59,725	434,798
Valhi, Inc. (b)	18,615	36,672
		31,268,074
Construction Materials - 0.2%
Headwaters, Inc. (a)	68,935	1,379,389
Summit Materials, Inc.	29,796	622,736
U.S. Concrete, Inc. (a)	13,637	842,221
United States Lime & Minerals, Inc.	1,802	96,533
		2,940,879
Containers & Packaging - 0.4%
AEP Industries, Inc.	3,742	230,619
Berry Plastics Group, Inc. (a)	111,874	4,029,701
Greif, Inc. Class A	28,915	1,003,351
Multi Packaging Solutions International Ltd. (b)	18,038	299,792
Myers Industries, Inc.	22,278	300,307
		5,863,770
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)(b)	166,955	781,349
Carpenter Technology Corp.	43,990	1,557,686
Century Aluminum Co. (a)(b)	46,295	408,322
Cliffs Natural Resources, Inc. (a)(b)	168,918	890,198
Coeur d'Alene Mines Corp. (a)(b)	127,642	1,033,900
Commercial Metals Co. (b)	108,504	1,944,392
Ferroglobe PLC	61,198	623,608
Handy & Harman Ltd. (a)	2,180	59,797
Haynes International, Inc.	11,539	433,059
Hecla Mining Co. (b)	347,383	1,497,221
Kaiser Aluminum Corp.	16,055	1,522,496
Materion Corp.	18,778	544,374
Olympic Steel, Inc.	8,640	195,437
Real Industries, Inc. (a)	23,459	207,378
Ryerson Holding Corp. (a)	10,463	92,911
Schnitzer Steel Industries, Inc. Class A	24,482	504,819
Stillwater Mining Co. (a)(b)	113,344	1,382,797
SunCoke Energy, Inc.	60,140	446,840
TimkenSteel Corp.	37,524	478,056
Worthington Industries, Inc.	44,998	1,698,675
		16,303,315
Paper & Forest Products - 0.6%
Boise Cascade Co. (a)	37,106	774,402
Clearwater Paper Corp. (a)	16,705	997,957
Deltic Timber Corp.	10,368	648,000
Kapstone Paper & Packaging Corp.	79,875	1,269,214
Louisiana-Pacific Corp. (a)(b)	133,325	2,266,525
Neenah Paper, Inc.	15,593	1,014,948
P.H. Glatfelter Co.	40,564	930,133
Schweitzer-Mauduit International, Inc.	28,585	983,038
		8,884,217

TOTAL MATERIALS		65,260,255

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
8x8, Inc. (a)(b)	82,765	938,555
Atlantic Tele-Network, Inc.	9,643	693,428
Cincinnati Bell, Inc. (a)	194,436	742,746
Cogent Communications Group, Inc.	43,165	1,670,486
Consolidated Communications Holdings, Inc.	47,418	1,120,962
FairPoint Communications, Inc. (a)(b)	19,959	264,656
General Communications, Inc. Class A (a)	33,025	558,123
Globalstar, Inc. (a)(b)	447,035	871,718
Hawaiian Telcom Holdco, Inc. (a)	11,005	253,445
IDT Corp. Class B	15,180	232,861
Inteliquent, Inc.	31,076	515,551
Intelsat SA (a)(b)	25,767	101,780
Iridium Communications, Inc. (a)(b)	77,256	623,456
Lumos Networks Corp. (a)	21,715	276,866
ORBCOMM, Inc. (a)	55,177	546,804
PDVWireless, Inc. (a)(b)	12,249	494,615
Straight Path Communications, Inc. Class B (a)(b)	8,781	321,385
Vonage Holdings Corp. (a)	174,484	814,840
Windstream Holdings, Inc. (b)	86,023	746,680
		11,788,957
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	34,608	266,136
Leap Wireless International, Inc. rights (a)	29,000	74,820
NTELOS Holdings Corp. (a)(b)	15,613	144,420
Shenandoah Telecommunications Co.	45,322	1,300,288
Spok Holdings, Inc.	19,572	332,528
		2,118,192

TOTAL TELECOMMUNICATION SERVICES		13,907,149

UTILITIES - 4.0%
Electric Utilities - 1.1%
Allete, Inc.	45,707	2,568,276
El Paso Electric Co.	37,976	1,712,718
Empire District Electric Co.	40,837	1,374,982
Genie Energy Ltd. Class B	11,425	84,202
IDACORP, Inc.	46,919	3,412,419
MGE Energy, Inc.	32,666	1,628,400
Otter Tail Corp.	35,014	1,012,605
PNM Resources, Inc.	74,485	2,359,685
Portland General Electric Co.	83,110	3,301,129
Spark Energy, Inc. Class A,	2,774	71,514
		17,525,930
Gas Utilities - 1.5%
Chesapeake Utilities Corp.	14,147	842,029
New Jersey Resources Corp.	80,288	2,864,676
Northwest Natural Gas Co.	25,770	1,328,186
ONE Gas, Inc.	49,214	2,877,543
Piedmont Natural Gas Co., Inc.	73,498	4,395,180
South Jersey Industries, Inc.	64,348	1,795,953
Southwest Gas Corp.	43,945	2,852,470
Spire, Inc.	40,435	2,586,223
WGL Holdings, Inc.	46,530	3,158,922
		22,701,182
Independent Power and Renewable Electricity Producers - 0.6%
Abengoa Yield PLC (b)	46,061	830,480
Atlantic Power Corp.	115,229	306,739
Dynegy, Inc. (a)	113,023	1,992,595
NRG Yield, Inc.:
Class A	32,006	484,251
Class C	59,162	957,241
Ormat Technologies, Inc.	34,846	1,512,316
Pattern Energy Group, Inc.	52,330	1,098,930
Talen Energy Corp. (a)(b)	78,334	913,374
TerraForm Global, Inc. (b)	39,130	113,868
Vivint Solar, Inc. (a)(b)	18,813	62,835
		8,272,629
Multi-Utilities - 0.5%
Avista Corp.	58,192	2,331,753
Black Hills Corp. (b)	47,953	2,905,472
NorthWestern Energy Corp.	43,812	2,490,274
Unitil Corp.	13,469	532,295
		8,259,794
Water Utilities - 0.3%
American States Water Co.	35,488	1,479,495
Artesian Resources Corp. Class A	7,121	192,196
California Water Service Group	44,926	1,254,783
Connecticut Water Service, Inc.	10,648	500,669
Consolidated Water Co., Inc.	13,795	191,613
Middlesex Water Co.	15,406	563,551
SJW Corp.	14,803	509,371
York Water Co.	12,346	366,059
		5,057,737

TOTAL UTILITIES		61,817,272

TOTAL COMMON STOCKS
(Cost $1,537,942,957)		1,541,793,145
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.42% 9/15/16 (c)
(Cost $1,996,819)	2,000,000	1,998,048
	Shares	Value

Money Market Funds - 21.9%
Fidelity Cash Central Fund, 0.38% (d)	36,901,795	$36,901,795
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	302,558,863	302,558,863
TOTAL MONEY MARKET FUNDS
(Cost $339,460,658)		339,460,658
TOTAL INVESTMENT PORTFOLIO - 121.3%
(Cost $1,879,400,434)		1,883,251,851
NET OTHER ASSETS (LIABILITIES) - (21.3)%		(330,643,812)
NET ASSETS - 100%		$1,552,608,039

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
101 ICE Russell 2000 Index Contracts (United States)	June 2016	11,388,760	$701,899

The face value of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,998,048.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,730
Fidelity Securities Lending Cash Central Fund	4,071,420
Total	$4,124,150

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$208,625,760	$208,625,760	$--	$--
Consumer Staples	54,548,888	54,548,888	--	--
Energy	45,571,024	45,571,024	--	--
Financials	404,417,532	404,329,523	787	87,222
Health Care	218,028,101	217,732,183	--	295,918
Industrials	199,629,882	199,629,882	--	--
Information Technology	269,987,282	269,987,282	--	--
Materials	65,260,255	65,260,255	--	--
Telecommunication Services	13,907,149	13,832,329	--	74,820
Utilities	61,817,272	61,817,272	--	--
U.S. Government and Government Agency Obligations	1,998,048	--	1,998,048	--
Money Market Funds	339,460,658	339,460,658	--	--
Total Investments in Securities:	$1,883,251,851	$1,880,795,056	$1,998,835	$457,960
Derivative Instruments:
Assets
Futures Contracts	$701,899	$701,899	$--	$--
Total Assets	$701,899	$701,899	$--	$--
Total Derivative Instruments:	$701,899	$701,899	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$701,899	$0
Total Equity Risk	701,899	0
Total Value of Derivatives	$701,899	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Spartan® Small Cap Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016
Assets
Investment in securities, at value (including securities loaned of $289,771,399) — See accompanying schedule: Unaffiliated issuers (cost $1,539,939,776)	$1,543,791,193
Fidelity Central Funds (cost $339,460,658)	339,460,658
Total Investments (cost $1,879,400,434)		$1,883,251,851
Segregated cash with brokers for derivative instruments		90,181
Receivable for investments sold		4,340,198
Receivable for fund shares sold		2,534,139
Dividends receivable		588,951
Distributions receivable from Fidelity Central Funds		407,905
Receivable from investment adviser for expense reductions		166,309
Other receivables		1,180
Total assets		1,891,380,714
Liabilities
Payable for investments purchased	$33,439,383
Payable for fund shares redeemed	2,041,420
Accrued management fee	192,074
Payable for daily variation margin for derivative instruments	455,834
Other affiliated payables	85,101
Collateral on securities loaned, at value	302,558,863
Total liabilities		338,772,675
Net Assets		$1,552,608,039
Net Assets consist of:
Paid in capital		$1,539,109,452
Undistributed net investment income		6,887,907
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,057,364
Net unrealized appreciation (depreciation) on investments		4,553,316
Net Assets		$1,552,608,039
Investor Class:
Net Asset Value, offering price and redemption price per share ($41,772,734 ÷ 2,702,430 shares)		$15.46
Fidelity Advantage Class:
Net Asset Value, offering price and redemption price per share ($1,101,583,048 ÷ 71,163,479 shares)		$15.48
Institutional Class:
Net Asset Value, offering price and redemption price per share ($292,313,110 ÷ 18,879,375 shares)		$15.48
Fidelity Advantage Institutional Class:
Net Asset Value, offering price and redemption price per share ($116,939,147 ÷ 7,552,615 shares)		$15.48

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended April 30, 2016
Investment Income
Dividends		$18,482,300
Interest		4,087
Income from Fidelity Central Funds (including $4,071,420 from security lending)		4,124,150
Total income		22,610,537
Expenses
Management fee	$2,106,806
Transfer agent fees	938,240
Independent trustees' compensation	5,962
Miscellaneous	2,119
Total expenses before reductions	3,053,127
Expense reductions	(1,815,174)	1,237,953
Net investment income (loss)		21,372,584
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,397,899
Foreign currency transactions	(134)
Futures contracts	(921,359)
Total net realized gain (loss)		30,476,406
Change in net unrealized appreciation (depreciation) on: Investment securities	(130,275,307)
Futures contracts	663,512
Total change in net unrealized appreciation (depreciation)		(129,611,795)
Net gain (loss)		(99,135,389)
Net increase (decrease) in net assets resulting from operations		$(77,762,805)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended April 30, 2016	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,372,584	$16,105,589
Net realized gain (loss)	30,476,406	32,561,070
Change in net unrealized appreciation (depreciation)	(129,611,795)	57,413,230
Net increase (decrease) in net assets resulting from operations	(77,762,805)	106,079,889
Distributions to shareholders from net investment income	(18,567,785)	(13,224,854)
Distributions to shareholders from net realized gain	(35,511,156)	(26,203,371)
Total distributions	(54,078,941)	(39,428,225)
Share transactions - net increase (decrease)	377,129,391	319,856,572
Redemption fees	158,310	184,318
Total increase (decrease) in net assets	245,445,955	386,692,554
Net Assets
Beginning of period	1,307,162,084	920,469,530
End of period (including undistributed net investment income of $6,887,907 and undistributed net investment income of $5,189,275, respectively)	$1,552,608,039	$1,307,162,084

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Investor Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.06	$13.59	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.22	.22	.19	.18	.09
Net realized and unrealized gain (loss)	(1.21)	1.34	2.56	1.85	1.73
Total from investment operations	(.99)	1.56	2.75	2.03	1.82
Distributions from net investment income	(.19)	(.18)	(.12)	(.14)	(.04)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.60)	(.57)	(.29)C	(.23)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$15.46	$17.05	$16.06	$13.59	$11.78
Total ReturnF,G	(5.87)%	9.82%	20.46%	17.63%	18.27%
Ratios to Average Net AssetsH,I
Expenses before reductions	.36%	.36%	.36%	.36%	.36%J
Expenses net of fee waivers, if any	.23%	.23%	.23%	.29%	.31%J
Expenses net of all reductions	.23%	.23%	.23%	.29%	.31%J
Net investment income (loss)	1.38%	1.30%	1.18%	1.54%	1.20%J
Supplemental Data
Net assets, end of period (000 omitted)	$41,773	$31,449	$21,013	$8,079	$12,116
Portfolio turnover rateK	13%	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.29 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.178 per share.

 D Total distributions of $.23 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.08	$13.61	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.21	.21	.10
Net realized and unrealized gain (loss)	(1.21)	1.34	2.57	1.84	1.73
Total from investment operations	(.97)	1.58	2.78	2.05	1.83
Distributions from net investment income	(.21)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.62)	(.59)	(.32)	(.24)C	(.04)
Redemption fees added to paid in capitalB	–D	–D	.01	.01	–D
Net asset value, end of period	$15.48	$17.07	$16.08	$13.61	$11.79
Total ReturnE,F	(5.73)%	9.96%	20.61%	17.81%	18.38%
Ratios to Average Net AssetsG,H
Expenses before reductions	.23%	.23%	.23%	.23%	.23%I
Expenses net of fee waivers, if any	.09%	.09%	.09%	.12%	.17%I
Expenses net of all reductions	.09%	.09%	.09%	.12%	.17%I
Net investment income (loss)	1.52%	1.44%	1.32%	1.71%	1.34%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,101,583	$895,003	$632,741	$197,995	$23,851
Portfolio turnover rateJ	13%	14%	9%	11%	7%I

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.24 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.084 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.24	.21	.22	.10
Net realized and unrealized gain (loss)	(1.20)	1.34	2.58	1.82	1.74
Total from investment operations	(.96)	1.58	2.79	2.04	1.84
Distributions from net investment income	(.22)	(.20)	(.14)	(.15)	(.04)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.63)	(.60)C	(.32)	(.24)D	(.04)
Redemption fees added to paid in capitalB	–E	–E	.01	.01	–E
Net asset value, end of period	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnF,G	(5.71)%	9.92%	20.71%	17.74%	18.49%
Ratios to Average Net AssetsH,I
Expenses before reductions	.17%	.17%	.17%	.17%	.17%J
Expenses net of fee waivers, if any	.07%	.07%	.07%	.10%	.13%J
Expenses net of all reductions	.07%	.07%	.07%	.10%	.13%J
Net investment income (loss)	1.54%	1.46%	1.34%	1.73%	1.38%J
Supplemental Data
Net assets, end of period (000 omitted)	$292,313	$376,321	$263,061	$27,675	$574
Portfolio turnover rateK	13%	14%	9%	11%	7%J

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.60 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.393 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.084 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Spartan Small Cap Index Fund Fidelity Advantage Institutional Class

Years ended April 30,	2016	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$17.07	$16.09	$13.61	$11.80	$10.00
Income from Investment Operations
Net investment income (loss)B	.24	.25	.21	.23	.10
Net realized and unrealized gain (loss)	(1.20)	1.33	2.58	1.81	1.75
Total from investment operations	(.96)	1.58	2.79	2.04	1.85
Distributions from net investment income	(.22)	(.21)	(.14)	(.16)	(.05)
Distributions from net realized gain	(.41)	(.39)	(.18)	(.08)	–
Total distributions	(.63)	(.60)	(.32)	(.24)	(.05)
Redemption fees added to paid in capitalB	–C	–C	.01	.01	–C
Net asset value, end of period	$15.48	$17.07	$16.09	$13.61	$11.80
Total ReturnD,E	(5.69)%	9.94%	20.73%	17.77%	18.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	.15%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.05%	.05%	.05%	.06%	.11%H
Expenses net of all reductions	.05%	.05%	.05%	.06%	.11%H
Net investment income (loss)	1.56%	1.48%	1.36%	1.77%	1.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$116,939	$4,389	$3,654	$2,082	$574
Portfolio turnover rateI	13%	14%	9%	11%	7%H

 A For the period September 8, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016

1. Organization.

Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund offers conversion privileges between share classes within each Fund to eligible shareholders.

In March 2016, the Board of Trustees approved a change in the name of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund to Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund, respectively, effective June 14, 2016. In addition, the Board of Trustees approved a change in the name of Fidelity Advantage Class and Fidelity Advantage Institutional Class to Premium Class and Institutional Premium Class, respectively, effective June 14, 2016.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, partnerships, market discount, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Spartan Mid Cap Index Fund	$1,646,444,494	$228,200,247	$(145,314,090)	$82,886,157
Spartan Small Cap Index Fund	1,885,209,590	233,940,291	(235,898,030)	(1,957,739)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$7,116,197	$3,917,376	$82,886,131
Spartan Small Cap Index Fund	8,300,640	7,155,684	(1,957,739)

The tax character of distributions paid was as follows:

April 30, 2016
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$27,159,582	$30,357,738	$57,517,320
Spartan Small Cap Index Fund	24,418,565	29,660,376	54,078,941

April 30, 2015
	Ordinary Income	Long-term Capital Gains	Total
Spartan Mid Cap Index Fund	$14,453,695	$8,109,076	$22,562,771
Spartan Small Cap Index Fund	23,953,404	15,474,821	39,428,225

Short Term Trading (Redemption) Fees. Shares held by investors of Spartan Mid Cap Index Fund less than 30 days may be subject to a redemption fee equal to .75% of the NAV of shares redeemed. Shares held by investors of Spartan Small Cap Index Fund less than 90 days may be subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts(a)	$451,175	$207,535
Totals	$451,175	$207,535
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts(a)	$(921,359)	$663,512
Totals	$(921,359)	$663,512

 (a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	561,241,248	217,233,425
Spartan Small Cap Index Fund	571,853,794	182,397,550

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Under the expense contract, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$75,953
Fidelity Advantage Class	858,455
Institutional Class	54,668
$989,076
Spartan Small Cap Index Fund
Investor Class	$74,752
Fidelity Advantage Class	789,401
Institutional Class	74,087
$938,240

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Spartan Mid Cap Index Fund	Borrower	$43,275,000.62%		$1,487

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Spartan Mid Cap Index Fund	$2,090
Spartan Small Cap Index Fund	2,119

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2017. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Spartan Mid Cap Index Fund
Investor Class	.22%	$40,004
Fidelity Advantage Class	.08%	1,292,081
Institutional Class	.06%	219,417
Fidelity Advantage Institutional Class	.04%	7,271
Spartan Small Cap Index Fund
Investor Class	.23%	$46,406
Fidelity Advantage Class	.09%	1,385,050
Institutional Class	.07%	371,413
Fidelity Advantage Institutional Class	.05%	12,136

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Spartan Mid Cap Index Fund	$168
Spartan Small Cap Index Fund	169

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended April 30, 2016	Year ended April 30, 2015
Spartan Mid Cap Index Fund
From net investment income
Investor Class	$433,203	$267,184
Fidelity Advantage Class	14,372,434	8,493,921
Institutional Class	3,947,082	1,407,870
Fidelity Advantage Institutional Class	140,462	203,633
Total	$18,893,181	$10,372,608
From net realized gain
Investor Class	$973,652	$359,992
Fidelity Advantage Class	29,414,783	9,951,426
Institutional Class	8,001,457	1,618,192
Fidelity Advantage Institutional Class	234,247	260,553
Total	$38,624,139	$12,190,163
Spartan Small Cap Index Fund
From net investment income
Investor Class	$423,930	$263,566
Fidelity Advantage Class	12,990,151	9,350,412
Institutional Class	5,086,461	3,561,440
Fidelity Advantage Institutional Class	67,243	49,436
Total	$18,567,785	$13,224,854
From net realized gain
Investor Class	$906,854	$590,532
Fidelity Advantage Class	24,866,070	18,574,669
Institutional Class	9,613,726	6,943,378
Fidelity Advantage Institutional Class	124,506	94,792
Total	$35,511,156	$26,203,371

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2016	Year endedApril 30, 2015	Year ended April 30, 2016	Year endedApril 30, 2015
Spartan Mid Cap Index Fund
Investor Class
Shares sold	4,272,995	3,107,833	$71,460,513	$54,171,764
Reinvestment of distributions	83,014	35,221	1,355,868	611,467
Shares redeemed	(3,380,609)	(2,077,791)	(57,484,590)	(36,647,729)
Net increase (decrease)	975,400	1,065,263	$15,331,791	$18,135,502
Fidelity Advantage Class
Shares sold	35,589,660	35,877,842	$599,717,802	$626,263,361
Reinvestment of distributions	2,582,090	1,041,055	42,089,174	18,074,336
Shares redeemed	(18,975,186)	(13,933,045)	(318,712,121)	(242,485,307)
Net increase (decrease)	19,196,564	22,985,852	$323,094,855	$401,852,390
Institutional Class
Shares sold	7,564,735	10,822,328	$128,647,279	$191,270,897
Reinvestment of distributions	733,310	174,319	$11,948,539	$3,026,062
Shares redeemed	(7,136,323)	(1,531,439)	(118,438,635)	(26,849,483)
Net increase (decrease)	1,161,722	9,465,208	$22,157,183	$167,447,476
Fidelity Advantage Institutional Class
Shares sold	272,603	1,370,744	$4,715,456	$23,465,684
Reinvestment of distributions	22,263	26,645	374,709	464,186
Shares redeemed	(1,244,265)	(259,364)	(22,273,948)	(4,603,539)
Net increase (decrease)	(949,399)	1,138,025	$(17,183,783)	$19,326,331
Spartan Small Cap Index Fund
Investor Class
Shares sold	3,853,857	2,465,432	$60,707,944	$41,037,076
Reinvestment of distributions	76,604	44,294	1,211,576	735,663
Shares redeemed	(3,073,071)	(1,972,969)	(48,479,073)	(33,019,680)
Net increase (decrease)	857,390	536,757	$13,440,447	$8,753,059
Fidelity Advantage Class
Shares sold	31,046,482	28,688,105	$492,628,974	$473,838,250
Reinvestment of distributions	2,308,607	1,617,830	36,584,992	26,899,193
Shares redeemed	(14,626,104)	(17,213,908)	(229,670,968)	(285,726,895)
Net increase (decrease)	18,728,985	13,092,027	$299,542,998	$215,010,548
Institutional Class
Shares sold	8,351,538	8,995,651	$131,670,676	$150,584,472
Reinvestment of distributions	925,476	631,755	14,700,187	10,504,818
Shares redeemed	(12,439,845)	(3,938,225)	(191,859,594)	(65,485,782)
Net increase (decrease)	(3,162,831)	5,689,181	$(45,488,731)	$95,603,508
Fidelity Advantage Institutional Class
Shares sold	7,418,522	54,450	$111,546,417	$902,733
Reinvestment of distributions	12,127	8,675	191,749	144,228
Shares redeemed	(135,085)	(33,238)	$(2,103,489)	$(557,504)
Net increase (decrease)	7,295,564	29,887	$109,634,677	$489,457

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and the Shareholders of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund:

We have audited the accompanying statements of assets and liabilities of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the Funds), each a fund of the Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund as of April 30, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 16, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Geoffrey A. von Kuhn, each of the Trustees oversees 240 funds. Mr. von Kuhn oversees 187 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Derek L. Young (1964)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds

Mr. Young also serves as an officer of other funds. He is a Director of Strategic Advisers, Inc. (investment adviser firm, 2011-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2016-present), President of Fidelity Global Asset Allocation (GAA) (2011-present), and Vice Chairman of FIAM LLC (investment adviser firm, 2011-present). Previously, Mr. Young served as Trustee of certain funds (2012-2015), President of Strategic Advisers, Inc. (2011-2015), Chief Investment Officer of GAA (2009-2011), and as a portfolio manager.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioA	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Spartan Mid Cap Index Fund
Investor Class	.22%
Actual		$1,000.00	$1,007.30	$1.10
Hypothetical-C		$1,000.00	$1,023.77	$1.11
Fidelity Advantage Class	.08%
Actual		$1,000.00	$1,008.10	$.40
Hypothetical-C		$1,000.00	$1,024.47	$.40
Institutional Class	.06%
Actual		$1,000.00	$1,008.20	$.30
Hypothetical-C		$1,000.00	$1,024.57	$.30
Fidelity Advantage Institutional Class	.04%
Actual		$1,000.00	$1,008.40	$.20
Hypothetical-C		$1,000.00	$1,024.66	$.20
Spartan Small Cap Index Fund
Investor Class	.23%
Actual		$1,000.00	$981.30	$1.13
Hypothetical-C		$1,000.00	$1,023.72	$1.16
Fidelity Advantage Class	.09%
Actual		$1,000.00	$982.20	$.44
Hypothetical-C		$1,000.00	$1,024.42	$.45
Institutional Class	.07%
Actual		$1,000.00	$982.30	$.35
Hypothetical-C		$1,000.00	$1,024.52	$.35
Fidelity Advantage Institutional Class	.05%
Actual		$1,000.00	$982.40	$.25
Hypothetical-C		$1,000.00	$1,024.61	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Spartan Mid Cap Index Fund
Investor Class	06/13/16	06/10/16	$0.05900	$0.039
Fidelity Advantage Class	06/13/16	06/10/16	$0.06983	$0.039
Institutional Class	06/13/16	06/10/16	$0.07138	$0.039
Fidelity Advantage Institutional Class	06/13/16	06/10/16	$0.07293	$0.039
Spartan Small Cap Index Fund
Investor Class	06/13/16	06/10/16	$0.05800	$0.085
Fidelity Advantage Class	06/13/16	06/10/16	$0.06808	$0.085
Institutional Class	06/13/16	06/10/16	$0.06952	$0.085
Fidelity Advantage Institutional Class	06/13/16	06/10/16	$0.07096	$0.085

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended April 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Spartan Mid Cap Index Fund	$30,299,023
Spartan Small Cap Index Fund	$28,806,410

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund
June, 2015	77%	66%	64%	63%
December, 2015	59%	56%	55%	55%
Spartan Small Cap Index Fund
June, 2015	44%	39%	38%	39%
December, 2015	57%	52%	51%	53%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund
June, 2015	84%	71%	70%	69%
December, 2015	63%	60%	59%	59%
Spartan Small Cap Index Fund
June, 2015	44%	40%	39%	38%
December, 2015	59%	55%	55%	54%

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on May 12, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	61,921,649,981.98	98.179
Withheld	1,149,130,950.43	1.821
TOTAL	63,070,780,932.41	100.000
John Engler
Affirmative	61,778,440,926.44	97.951
Withheld	1,292,340,005.97	2.049
TOTAL	63,070,780,932.41	100.000
Albert R. Gamper, Jr.
Affirmative	61,805,239,593.17	97.994
Withheld	1,265,541,339.24	2.006
TOTAL	63,070,780,932.41	100.000
Robert F. Gartland
Affirmative	61,909,060,793.30	98.159
Withheld	1,161,720,139.11	1.841
TOTAL	63,070,780,932.41	100.000
Abigail P. Johnson
Affirmative	61,831,426,646.33	98.035
Withheld	1,239,354,286.08	1.965
TOTAL	63,070,780,932.41	100.000
Arthur E. Johnson
Affirmative	61,826,257,235.03	98.027
Withheld	1,244,523,697.38	1.973
TOTAL	63,070,780,932.41	100.000
Michael E. Kenneally
Affirmative	61,910,447,307.24	98.161
Withheld	1,160,333,625.17	1.839
TOTAL	63,070,780,932.41	100.000
James H. Keyes
Affirmative	61,814,922,622.56	98.009
Withheld	1,255,858,309.85	1.991
TOTAL	63,070,780,932.41	100.000
Marie L. Knowles
Affirmative	61,835,805,142.42	98.042
Withheld	1,234,975,789.99	1.958
TOTAL	63,070,780,932.41	100.000
Geoffrey A. von Kuhn
Affirmative	61,865,213,834.84	98.089
Withheld	1,205,567,097.57	1.911
TOTAL	63,070,780,932.41	100.000
Proposal 1 reflects trust wide proposal and voting results.

MCX-SCX-ANN-0616
1.929312.104

Item 2.

Code of Ethics

As of the end of the period, April 30, 2016, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$48,000	$-	$5,200	$1,000
Spartan Small Cap Index Fund	$58,000	$-	$5,500	$1,200

April 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Spartan Mid Cap Index Fund	$45,000	$-	$5,000	$800
Spartan Small Cap Index Fund	$54,000	$-	$5,000	$900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2016A	April 30, 2015A
Audit-Related Fees	$35,000	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$220,000

A Amounts may reflect rounding.

 “Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	April 30, 2016 A	April 30, 2015 A
Deloitte Entities	$105,000	$1,305,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in their audits of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 24, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 24, 2016